AIM V.I. CAPITAL       As stocks posted record gains, AIM V.I. Capital
APPRECIATION FUND      Appreciation Fund gained 37.38% during the 11 months
MANAGEMENT'S           ended December 31, 1995. Because the Fund changed its
DISCUSSION             fiscal year-end from January 31 to December 31, all
AND ANALYSIS           performance figures in this report represent the 11-month
                       period 1/31/95-12/31/95.
                        Healthy corporate profits, mild inflation, and moderate
                       growth in the economy mixed the powerful recipe that
                       launched the strongest rally in stocks in two decades.
                       The popular Dow Jones Industrial Average (DJIA) breached
                       two milestones--sailing past 4000 in February and 5000 in
                       November--shattering 69 record levels in its wake by
                       year-end. The DJIA measures the performance of 30 large
                       capitalization companies.
                        Small-capitalization company stocks thrived as corporate
                       profits soared, particularly for technology companies,
                       which posted their strongest year in recent memory. The
                       National Association of Securities Dealers Automated
                       Quotations (NASDAQ) Index, which tracks the performance
                       of small- and medium-size company stocks, posted record
                       performance during the year with a gain of 39.92%.
                        The Fund was dynamic and broadly diversified during the
                       reporting period, with 251 holdings as of December 31,
                       1995. The Fund primarily emphasized technology, medical
                       services, and retail sectors, with the most significant
                       weighting in semiconductor producers, computer software
                       publishers, and medical service providers. The Fund's top
                       five equity holdings included:
                        .       Cisco Systems, Inc.
                        .       3Com Corp.
                        .       Healthsouth Corp.
                        .       MBNA Corp.
                        .       Oracle Systems Corp.
                        Of course, the Fund's composition is subject to change
                       and there is no guarantee the Fund will continue to hold any particular security.


                       ---------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN

                                                               1995*   Inception**
                       AIM V.I. Capital Appreciation Fund      37.38%  21.04%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/5/93
                       ---------------------------------------------------------------------------
                                    AIM V.I. Capital                            Lipper Capital
                                    Appreciation Fund      S&P 500         Appreciation Fund Index
                                   ------------------      --------       -------------------------
GROWTH OF A            5/5/93            $10,000           $10,000                $10,000
HYPOTHETICAL                              10,320            10,128                 10,494
$10,000 INVESTMENT                        10,990            10,504                 11,029
                                          11,370            10,472                 11,244
                       12/93              11,949            10,714                 11,533
                                          11,819            10,311                 11,125
                                          11,099            10,355                 10,648
                                          12,239            10,650                 11,413
                       12/94              12,248            10,859                 11,249
                                          13,342            11,913                 12,034
                                          15,099            13,047                 13,164
                                          17,257            14,081                 14,462
                       12/95              16,618            14,926                 14,712
                       Past performance cannot guarantee comparable future results.
                       ---------------------------------------------------------------------------

                       The performance figures shown represent the AIM V.I. Capital Appreciation Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and refect reinvestment of all distributions, and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Standard & Poor's Composite Index of 500 Stocks (S&P
                       500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. The unmanaged Lipper Capital Appreciation Fund Index represents an average of the performance of the 30 largest capital appreciation mutual funds. Source: Towers Data Systems HYPO(R). Results for the Lipper Index are for the period 4/30/93 through 12/31/95.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM V.I. CAPITAL                                                                             MARKET
APPRECIATION FUND    SHARES                                                                   VALUE
SCHEDULE OF          ------                                                                  ------
INVESTMENTS                 COMMON STOCKS - 85.08%
December 31, 1995
                            ADVERTISING/BROADCASTING - 0.31%

                     17,500 Infinity Broadcasting Corp. - Class A(a).................   $   651,875
                                                                                        -----------
                            AUTOMOBILE/TRUCK PARTS & TIRES - 0.34%

                     11,400 Echlin Inc. .............................................       416,100
                     15,400 Mark IV Industries, Inc. ................................       304,150
                                                                                        -----------
                                                                                            720,250
                                                                                        -----------
                            BEVERAGES - 0.13%

                      8,600 Canandaigua Wine Co., Inc. - Class A(a)..................       280,575
                                                                                        -----------
                            BUSINESS SERVICES - 1.10%

                      6,800 Equifax, Inc. ...........................................       145,350
                     18,400 Healthcare COMPARE Corp.(a)..............................       800,400
                      2,000 Interim Services Inc.(a).................................        69,500
                     10,000 Manpower Inc. ...........................................       281,250
                     18,700 Olsten Corp. ............................................       738,650
                     11,126 Value Health, Inc(a).....................................       305,965
                                                                                        -----------
                                                                                          2,341,115
                                                                                        -----------
                            CHEMICALS (SPECIALTY) - 0.40%

                     25,200 Airgas Inc.(a)...........................................       837,900
                                                                                        -----------
                            COMPUTER MINI/PCS - 2.68%

                     12,500 CDW Computer Centers Inc.(a).............................       506,250
                     28,300 COMPAQ Computer Corp.(a).................................     1,358,400
                     57,600 Dell Computer Corp.(a)...................................     1,994,400
                     40,000 Sun Microsystems, Inc.(a)................................     1,825,000
                                                                                        -----------
                                                                                          5,684,050
                                                                                        -----------
                            COMPUTER NETWORKING - 7.31%

                     13,000 ALANTEC Corp.(a).........................................       757,250
                     14,700 Ascend Communications, Inc.(a)...........................     1,192,538
                     43,800 Bay Networks, Inc.(a)....................................     1,801,275
                     14,000 Cabletron Systems, Inc.(a)...............................     1,134,000
                     14,500 Cascade Communications Corp.(a)..........................     1,236,125
                     23,400 Cheyenne Software, Inc.(a)...............................       611,325
                     15,000 Cidco, Inc.(a)...........................................       382,500
                     31,900 Cisco Systems, Inc.(a)...................................     2,380,538
                     22,300 Fore Systems, Inc.(a)....................................     1,326,850
                     13,637 Madge N.V. ..............................................       610,256
                     16,600 Network Equipment Technologies, Inc.(a)..................       454,425
                     13,000 Newbridge Networks Corp.(a)..............................       537,875
                     13,900 Optical Data Systems, Inc.(a) ...........................       350,975
                     10,500 Sync Research, Inc.(a)...................................       475,125
                     48,400 3Com Corp.(a)............................................     2,256,650
                                                                                        -----------
                                                                                         15,507,707
                                                                                        -----------
                            COMPUTER PERIPHERALS - 3.28%

                     20,000 Adaptec, Inc.(a).........................................       820,000
                     17,850 Alliance Semiconductor Corp.(a)..........................       207,506
                     21,200 Cerner Corp.(a)..........................................       434,600
                     11,100 Digi International, Inc.(a)..............................       210,900
                     55,000 EMC Corp.(a).............................................       845,625
                      6,900 Filenet Corp.(a).........................................       324,300
                      6,500 Komag Inc.(a)............................................       299,812
                     27,500 Microchip Technology, Inc.(a)............................     1,003,750

                     AIM V.I. CAPITAL APPRECIATION FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              COMPUTER PERIPHERALS - (CONTINUED)

                        8,400 Oak Technology, Inc.(a)..................................   $   354,900
                       17,100 Read-Rite Corp.(a).......................................       397,575
                       15,900 Seagate Technology, Inc.(a)..............................       755,250
                       14,800 U.S. Robotics Corp.(a)...................................     1,298,700
                                                                                          -----------
                                                                                            6,952,918
                                                                                          -----------
                              COMPUTER SOFTWARE & SERVICES - 11.97%

                       12,700 Adobe Systems, Inc.......................................       787,400
                       25,800 BMC Software, Inc.(a)....................................     1,102,950
                       20,800 Broderbund Software Inc.(a)..............................     1,263,600
                       33,700 Cadence Design Systems, Inc.(a)..........................     1,415,400
                       19,400 Ceridian Corp.(a)........................................       800,250
                       27,000 Computer Associates International, Inc. .................     1,535,625
                       55,200 Computervision Corp.(a)..................................       848,700
                       21,200 Corel Corp.(a)...........................................       275,600
                        5,400 Cycare Systems, Inc.(a)..................................       138,375
                       27,800 DST Systems, Inc.(a).....................................       792,300
                       14,900 Electronic Arts, Inc.(a).................................       389,262
                       11,100 Fiserv, Inc.(a)..........................................       333,000
                       17,900 FTP Software, Inc.(a)....................................       519,100
                       16,000 HBO & Co. ...............................................     1,226,000
                        9,800 Hyperion Software Corp.(a)...............................       208,250
                        5,500 IDX Systems Corp.(a).....................................       191,125
                       32,400 Informix Corp.(a)........................................       972,000
                       17,300 Microsoft Corp.(a).......................................     1,518,075
                       15,200 Network General Corp.(a).................................       507,300
                       48,850 Oracle Systems Corp.(a)..................................     2,070,019
                       19,500 Pairgain Technologies Inc.(a)............................     1,067,625
                       27,900 Parametric Technology Corp.(a)...........................     1,855,350
                        6,200 Platinum Technology, Inc.(a).............................       113,925
                       15,000 Policy Management Systems Corp.(a).......................       714,375
                       12,300 Rational Software Corp.(a)...............................       275,212
                       24,300 SoftKey International Inc.(a)............................       561,938
                       11,800 Sterling Software, Inc.(a)...............................       736,025
                       15,000 Sybase Inc.(a)...........................................       540,000
                       34,600 Symantec Corp.(a)........................................       804,450
                       42,000 Synopsys, Inc.(a)........................................     1,596,000
                       14,000 S3 Incorporated(a).......................................       246,750
                                                                                          -----------
                                                                                           25,405,981
                                                                                          -----------
                              CONGLOMERATES - 0.24%

                       13,968 Tyco Laboratories, Inc. .................................       497,610
                                                                                          -----------
                              CONSUMER NONDURABLES - 0.12%

                        6,400 Department 56, Inc.(a)...................................       245,600
                                                                                          -----------
                              COSMETICS & TOILETRIES - 0.44%

                       40,800 General Nutrition Co.(a).................................       938,400
                                                                                          -----------

                                       16

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              ELECTRONIC COMPONENTS - 2.15%

                        4,000 Ametek Inc. .............................................   $    75,000
                       16,000 Amphenol Corp.(a)........................................       388,000
                       23,200 Anixter International Inc.(a)............................       432,100
                        3,700 AVX Corp. ...............................................        98,050
                        9,150 Methode Electronics, Inc. ...............................       130,388
                        1,562 Molex Inc. ..............................................        49,594
                        3,906 Molex Inc. - Class A.....................................       119,621
                        3,750 Parker-Hannifin Corp. ...................................       128,437
                        4,800 Recoton Corp.(a).........................................        90,000
                       20,000 Symbol Technologies, Inc.(a).............................       790,000
                       12,500 Tektronix Inc. ..........................................       614,062
                       66,100 Teradyne Inc.(a).........................................     1,652,500
                                                                                          -----------
                                                                                            4,567,752
                                                                                          -----------
                              ELECTRONIC/PC DISTRIBUTORS - 0.81%

                       17,000 Arrow Electronics, Inc.(a)...............................       733,125
                       22,200 Avnet, Inc. .............................................       993,450
                                                                                          -----------
                                                                                            1,726,575
                                                                                          -----------
                              FINANCE (CONSUMER CREDIT) - 4.64%

                       12,900 ADVANTA Corp. - Class A..................................       469,238
                       13,300 ADVANTA Corp. - Class B..................................       508,725
                       36,200 Credit Acceptance Corp.(a) ..............................       751,150
                       17,300 First USA, Inc. .........................................       767,687
                       43,500 Green Tree Financial Corp. ..............................     1,147,313
                       16,600 Household International, Inc. ...........................       981,475
                       56,700 MBNA Corp. ..............................................     2,090,812
                       32,500 Medaphis Corp.(a)........................................     1,202,500
                      111,800 Mercury Finance Co. .....................................     1,481,350
                       16,900 United Companies Financial Corp. ........................       445,737
                                                                                          -----------
                                                                                            9,845,987
                                                                                          -----------
                              FUNERAL SERVICES - 1.39%

                       27,300 Loewen Group, Inc. ......................................       691,031
                       40,200 Service Corp. International..............................     1,768,800
                       13,500 Stewart Enterprises Inc. - Class A.......................       499,500
                                                                                          -----------
                                                                                            2,959,331
                                                                                          -----------
                              GAMING - 0.61%

                       26,000 Mirage Resorts, Inc.(a)..................................       897,000
                       14,100 Players International, Inc.(a)...........................       150,694
                       11,900 Trump Hotels & Casino Resort(a)..........................       255,850
                                                                                          -----------
                                                                                            1,303,544
                                                                                          -----------
                              HOMEBUILDING - 0.26%

                       21,875 Clayton Homes, Inc.......................................       467,578
                        2,000 Oakwood Homes Corp.......................................        76,750
                                                                                          -----------
                                                                                              544,328
                                                                                          -----------
                              HOTEL/MOTELS - 0.84%

                        3,500 Doubletree Corp.(a)......................................        91,875
                       13,000 Hospitality Franchise System, Inc.(a)....................     1,062,750
                       20,000 La Quinta Motor Inns, Inc. ..............................       547,500
                        3,750 Promus Hotel Corp.(a)....................................        83,437
                                                                                          -----------
                                                                                            1,785,562
                                                                                          -----------
                              INSURANCE (LIFE & HEALTH) - 0.09%

                        6,000 Equitable of Iowa Companies..............................       192,750
                                                                                          -----------

                                       17

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              LEISURE & RECREATION - 0.20%

                       13,500 Mattel, Inc. ............................................   $   415,125
                                                                                          -----------
                              MACHINE TOOLS - 0.12%

                        8,000 Kennametal Inc. .........................................       254,000
                                                                                          -----------
                              MACHINERY (HEAVY) - 0.07%

                        2,800 AGCO Corp. ..............................................       142,800
                                                                                          -----------
                              MACHINERY (MISCELLANEOUS) - 0.38%

                       15,600 Thermo Electron Corp.(a).................................       811,200
                                                                                          -----------
                              MEDICAL (DRUGS) - 1.59%

                       34,850 Cardinal Health, Inc. ...................................     1,908,038
                        4,500 Elan Corp. PLC-ADR(a)....................................       218,812
                       25,700 Mylan Laboratories, Inc. ................................       603,950
                        5,300 Teva Pharmaceutical Industries Ltd.-ADR..................       245,788
                        8,000 Watson Pharmaceuticals Inc.(a)...........................       392,000
                                                                                          -----------
                                                                                            3,368,588
                                                                                          -----------
                              MEDICAL INSTRUMENTS/PRODUCTS - 2.72%

                       26,300 Biomet, Inc.(a)..........................................       470,113
                       26,800 Boston Scientific Corp.(a)...............................     1,313,200
                        9,600 Heart Technology, Inc.(a)................................       315,600
                       13,100 Idexx Laboratories Inc.(a)...............................       615,700
                       16,200 Invacare Corp. ..........................................       409,050
                       10,900 Medtronic, Inc. .........................................       609,037
                       12,000 Nellcor Inc.(a)..........................................       696,000
                       27,600 St. Jude Medical, Inc.(a)................................     1,186,800
                        2,800 Stryker Corp. ...........................................       147,000
                                                                                          -----------
                                                                                            5,762,500
                                                                                          -----------
                              MEDICAL SERVICES -10.92%

                       10,800 American Medical Response(a).............................       351,000
                       43,900 Apria Healthcare Group Inc.(a)...........................     1,240,175
                       29,880 Columbia\HCA Healthcare Corp. ...........................     1,516,410
                       24,400 Community Health Systems Inc.(a).........................       869,250
                       27,500 Foundation Health Corp.(a)...............................     1,182,500
                       17,200 Genesis Health Ventures, Inc.(a).........................       627,800
                       44,600 Health Care & Retirement Corp.(a)........................     1,561,000
                       45,675 Health Management Associates, Inc.(a)....................     1,193,259
                       39,800 Healthsource, Inc.(a)....................................     1,432,800
                       73,100 Healthsouth Corp.(a).....................................     2,129,038
                       32,700 Horizon Healthcare Corp.(a)..............................       825,675
                       25,200 Integrated Health Services, Inc. ........................       630,000
                       33,900 Lincare Holdings, Inc.(a)................................       847,500
                       14,800 Living Centers of America Inc.(a)........................       518,000
                       37,300 Manor Care, Inc. ........................................     1,305,500
                       16,000 Omnicare, Inc. ..........................................       716,000
                       40,000 OrNda HealthCorp(a)......................................       930,000
                       18,000 Oxford Health Plans, Inc.(a).............................     1,329,750
                        3,000 Pacificare Health Systems, Inc. - Class A(a).............       261,000
                        3,100 Pacificare Health Systems, Inc. - Class B(a).............       269,700
                        9,000 Phycor Inc.(a)...........................................       455,062
                       13,000 Quorum Health Group, Inc.(a).............................       286,000
                       47,200 Sybron International Corp.(a)............................     1,121,000
                       10,000 Theratx, Inc.(a).........................................       120,000
                       44,700 Vencor, Inc.(a)..........................................     1,452,750
                                                                                          -----------
                                                                                           23,171,169
                                                                                          -----------

                                       18

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              OFFICE AUTOMATION - 0.83%

                       18,800 Corporate Express Inc.(a)................................   $   566,350
                       32,400 Danka Business Systems PLC-ADR...........................     1,198,800
                                                                                          -----------
                                                                                            1,765,150
                                                                                          -----------
                              OFFICE PRODUCTS - 0.45%

                        7,100 Avery Dennison Corp. ....................................       355,888
                       15,400 Reynolds & Reynolds Co. - Class A........................       598,675
                                                                                          -----------
                                                                                              954,563
                                                                                          -----------
                              OIL EQUIPMENT & SUPPLIES - 0.10%

                        9,300 Smith International, Inc.(a).............................       218,550
                                                                                          -----------
                              POLLUTION CONTROL - 0.27%

                        5,900 Asyst Technologies, Inc.(a)..............................       207,975
                       19,400 USA Waste Services, Inc.(a)..............................       366,175
                                                                                          -----------
                                                                                              574,150
                                                                                          -----------
                              RESTAURANTS - 0.72%

                       11,900 Applebee's International, Inc. ..........................       270,725
                       14,500 Lone Star Steakhouse & Saloon(a).........................       556,437
                       19,600 Outback Steakhouse, Inc.(a)..............................       703,150
                                                                                          -----------
                                                                                            1,530,312
                                                                                          -----------
                              RETAIL (FOOD & DRUG) - 1.46%

                        6,400 Casey's General Stores, Inc..............................       140,000
                       19,300 Eckerd (Jack) Corp.(a)...................................       861,263
                       27,400 Kroger Co. (The)(a)......................................     1,027,500
                       20,800 Safeway, Inc.(a).........................................     1,071,200
                                                                                          -----------
                                                                                            3,099,963
                                                                                          -----------
                              RETAIL STORES - 7.23%

                       17,500 AutoZone, Inc.(a)........................................       505,313
                       10,900 Baby Superstore, Inc.(a).................................       621,300
                       25,500 Bed Bath & Beyond, Inc.(a)...............................       989,719
                        5,600 Boise Cascade Office Products Corp.(a)...................       239,400
                        6,700 Circuit City Stores, Inc.................................       185,088
                       26,200 Consolidated Stores Corp.(a).............................       569,850
                       41,950 Dollar General Corp......................................       870,462
                       10,900 Gap Inc. (The)...........................................       457,800
                       24,200 Gymboree Corp(a).........................................       499,125
                       17,300 Kohls' Corp.(a)..........................................       908,250
                        8,500 Mac Frugal's Bargains Close-Outs Inc.(a).................       119,000
                       24,600 Micro Warehouse, Inc.(a).................................     1,063,950
                        7,100 Oakley, Inc.(a)..........................................       241,400
                       41,200 Office Depot, Inc.(a)....................................       813,700
                        7,400 Petco Animal Supplies, Inc.(a)...........................       216,450
                       16,600 PetSmart Inc.(a).........................................       514,600
                       55,050 Staples, Inc.(a).........................................     1,341,844
                       46,800 Sunglass Hut International, Inc.(a)......................     1,111,500
                       21,400 Talbots, Inc.............................................       615,250
                        6,800 Tandy Corp...............................................       282,200
                       14,200 Tech Data Corp.(a).......................................       213,000
                       22,650 Men's Wearhouse (The) Inc.(a)............................       583,238
                       33,500 Sports Authority (The) Inc.(a)...........................       682,562
                       36,600 Viking Office Products Inc.(a)...........................     1,701,900
                                                                                          -----------
                                                                                           15,346,901
                                                                                          -----------

                                       19

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                              MARKET
                       SHARES                                                                  VALUE
                       ------                                                                 ------
                              SCIENTIFIC INSTRUMENTS - 0.73%

                       20,000 Millipore Corp..........................................   $   822,500
                       15,000 Varian Associates, Inc..................................       716,250
                                                                                         -----------
                                                                                           1,538,750
                                                                                         -----------
                              SEMICONDUCTORS - 12.33%

                       32,000 Altera Corp.(a).........................................     1,592,000
                       42,150 Analog Devices, Inc.(a).................................     1,491,056
                       51,800 Applied Materials, Inc.(a)..............................     2,039,625
                        9,400 ASM Lithography Holding N.V.(a).........................       312,550
                       67,200 Atmel Corp.(a)..........................................     1,503,600
                       12,450 Credence Systems Corp.(a)...............................       284,794
                       54,900 Cypress Semiconductor Corp.(a)..........................       699,975
                       14,000 Electroglas, Inc.(a)....................................       343,000
                        6,300 Gasonics International Corp.(a).........................        85,050
                       56,200 Integrated Device Technology, Inc.(a)...................       723,576
                       15,500 Intel Corp..............................................       879,625
                       51,600 International Rectifier Corp.(a)........................     1,290,000
                       21,700 KLA Instruments Corp.(a)................................       565,556
                       25,300 LAM Research Corp.(a)...................................     1,157,475
                       25,300 Lattice Semiconductor Corp.(a)..........................       825,412
                       34,100 Linear Technology Corp..................................     1,338,425
                       55,500 LSI Logic Corp.(a)......................................     1,817,625
                       25,400 Maxim Integrated Products, Inc.(a)......................       977,900
                       26,100 MEMC Electronic Materials, Inc.(a)......................       851,512
                       17,000 Novellus Systems, Inc.(a)...............................       918,000
                       14,000 SCI Systems, Inc.(a)....................................       434,000
                       35,200 Sierra Semiconductor Corp.(a)...........................       488,400
                       10,900 Silicon Valley Group, Inc.(a)...........................       275,225
                       30,000 Solectron Corp.(a)......................................     1,323,750
                        7,800 Tencor Instruments(a)...................................       190,125
                        6,600 Texas Instruments Inc...................................       341,550
                       17,100 Ultratech Stepper, Inc.(a)..............................       440,325
                       13,700 Vishay Intertechnology, Inc.(a).........................       431,550
                       43,800 VLSI Technology Inc.(a).................................       793,875
                       41,500 Xilinx, Inc.(a).........................................     1,265,750
                       13,200 Zilog Inc.(a)...........................................       483,450
                                                                                         -----------
                                                                                          26,164,756
                                                                                         -----------
                              SHOES & RELATED APPAREL - 0.31%

                       12,500 Nine West Group, Inc.(a)................................       468,750
                        6,000 Wolverine World Wide, Inc...............................       189,000
                                                                                         -----------
                                                                                             657,750
                                                                                         -----------
                              TELECOMMUNICATIONS - 4.89%

                        9,800 ADC Telecommunications, Inc.(a).........................       357,700
                       22,400 Allen Group, Inc. ......................................       501,200
                       26,875 Andrew Corp.(a).........................................     1,027,969
                       18,600 Aspect Telecommunications Corp.(a)......................       623,100
                       15,550 Glenayre Technologies, Inc.(a)..........................       967,987
                        8,200 Nokia Corp.-ADR.........................................       318,775
                       13,600 Octel Communications Corp.(a)...........................       438,600
                       29,200 Premisys Communications, Inc.(a)........................     1,635,200
                       14,300 Scientific-Atlanta, Inc.................................       214,500
                       16,300 Stratacom, Inc.(a)......................................     1,198,050

                                       20

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                                              MARKET
                           SHARES                                                              VALUE
                           ------                                                             ------
                                     TELECOMMUNICATIONS - (CONTINUED)

                              500    Tekelec(a)......................................   $      5,250
                           73,320    Telefonaktiebolaget L.M. Ericsson-ADR...........      1,429,740
                           18,300    Tellabs, Inc.(a)................................        677,100
                            2,600    Transpro, Inc...................................         27,625
                            9,300    U.S. Long Distance Corp.(a).....................        130,200
                           23,400    Worldcom, Inc.(a)...............................        824,850
                                                                                        ------------
                                                                                          10,377,846
                                                                                        ------------
                                     TELEPHONE - 0.02%

                            1,000    Century Telephone Enterprises, Inc..............         31,750
                                                                                        ------------
                                     TEXTILES - 0.55%

                           13,950    Nautica Enterprises, Inc.(a)....................        610,312
                           12,900    Tommy Hilfiger Corp.(a).........................        546,638
                                                                                        ------------
                                                                                           1,156,950
                                                                                        ------------
                                     TRUCKING - 0.08%

                            8,400    TNT Freightways Corp............................        169,050
                                                                                        ------------
                                     Total Common Stocks.............................    180,501,633
                                                                                        ------------
                        PRINCIPAL
                           AMOUNT
                        ---------
                                     U.S. TREASURY SECURITIES - 5.58%

                                     U.S. TREASURY BILL(b)

                      $12,000,000(c) 5.32%, 04/11/96.................................     11,838,360
                                                                                        ------------

                                     REPURCHASE AGREEMENT - 9.17%(d)

                                     Daiwa Securities America, Inc., 5.92%,
                       19,442,968     01/02/96(e)....................................     19,442,968
                                                                                        ------------
                                     TOTAL INVESTMENT SECURITIES - 99.83%............    211,782,961
                                     OTHER ASSETS LESS LIABILITIES - 0.17%...........        369,462
                                                                                        ------------
                                     NET ASSETS - 100.00%............................   $212,152,423
                                                                                        ============
                     NOTES TO SCHEDULE OF INVESTMENTS:
                     (a) Non-income producing security.
                     (b) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                     (c) A portion of the principal amount was pledged as collateral for open futures contracts at 12/31/95. See Note 6 to Financial Statements.
                     (d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                     (e) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                         $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations,
                         7.875% to 11.25% due 11/15/07 to 02/15/15.

                     Abbreviations:

                     ADR - American Depositary Receipt

                     See Notes to Financial Statements.

                                       21

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM V.I. CAPITAL        ASSETS:
APPRECIATION FUND
STATEMENT OF ASSETS     Investments, at market value (cost $172,435,151).................. $211,782,961
AND LIABILITIES         Receivables for:
December 31, 1995         Investments sold................................................      289,100
                          Capital stock sold..............................................      274,270
                          Dividends and interest..........................................       47,007
                          Variation margin................................................       13,300
                        Investment for deferred compensation plan.........................        8,220
                        Organizational costs, net.........................................        6,749
                        Other assets......................................................          788
                                                                                           ------------
                            Total assets..................................................  212,422,395
                                                                                           ------------
                        LIABILITIES:

                        Payables for:
                          Investments purchased...........................................      126,516
                          Deferred compensation plan......................................        8,220
                        Accrued advisory fees.............................................      114,542
                        Accrued directors' fees...........................................        1,790
                        Accrued administrative services fees..............................        2,997
                        Accrued operating expenses........................................       15,907
                                                                                           ------------
                            Total liabilities.............................................      269,972
                                                                                           ------------
                        Net assets applicable to shares outstanding....................... $212,152,423
                                                                                           ============
                        Capital shares, $.001 par value per share:
                          Authorized......................................................  250,000,000
                                                                                           ============
                          Outstanding.....................................................   12,822,408
                                                                                           ============
                        Net asset value, offering and redemption price per share.......... $      16.55
                                                                                           ============


See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM V.I. CAPITAL        INVESTMENT INCOME:
APPRECIATION FUND
STATEMENT OF              Dividends (net of $1,304 foreign withholding tax).............. $   286,021
OPERATIONS                Interest.......................................................   1,270,163
For the eleven                                                                            -----------
months ended               Total investment income.......................................   1,556,184
December 31, 1995                                                                         -----------
                        EXPENSES:

                          Advisory fees..................................................     882,870
                          Custodian fees.................................................      50,526
                          Administrative services fees...................................      33,560
                          Directors' fees and expenses...................................       6,477
                          Organizational costs...........................................       2,651
                          Other..........................................................      47,497
                                                                                          -----------
                           Total expenses................................................   1,023,581
                                                                                          -----------
                        Net investment income............................................     532,603
                                                                                          -----------
                        REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
                         AND FUTURES CONTRACTS:

                        Net realized gain from:
                          Investment securities..........................................     926,418
                          Futures contracts..............................................   2,594,825
                                                                                          -----------
                                                                                            3,521,243
                                                                                          -----------
                        Unrealized appreciation (depreciation) of:
                          Investment securities..........................................  33,768,471
                          Futures contracts..............................................    (564,483)
                                                                                          -----------
                                                                                           33,203,988
                                                                                          -----------
                        Net gain on investment securities and futures contracts..........  36,725,231
                                                                                          -----------
                        Net increase in net assets resulting from operations............. $37,257,834
                                                                                          ===========

                                                                             DECEMBER 31,  JANUARY 31,
AIM V.I. CAPITAL                                                                 1995         1995
APPRECIATION FUND                                                            ------------  -----------
STATEMENT OF CHANGES
IN NET ASSETS           OPERATIONS:
For the eleven
months ended              Net investment income............................. $    532,603  $   285,894
December 31, 1995         Net realized gain (loss) from investment
and the year ended         securities and futures contracts.................    3,521,243   (3,834,141)
January 31, 1995          Net unrealized appreciation of investment
                           securities and futures contracts.................   33,203,988    2,142,566
                                                                             ------------  -----------
                           Net increase (decrease) in net assets resulting
                            from operations.................................   37,257,834   (1,405,681)
                        Net increase from capital stock transactions........   86,762,686   54,473,386
                        Distributions to shareholders from net investment
                         income.............................................      (45,369)    (244,886)
                                                                             ------------  -----------
                           Net increase in net assets.......................  123,975,151   52,822,819

                        NET ASSETS:

                          Beginning of period...............................   88,177,272   35,354,453
                                                                             ------------  -----------
                          End of period..................................... $212,152,423  $88,177,272
                                                                             ============  ===========
                        NET ASSETS CONSIST OF:

                          Capital (par value and additional paid-in)........ $172,910,083  $86,147,397
                          Undistributed net investment income...............      516,011       28,777
                          Undistributed net realized gain (loss) from
                           investment securities and futures contracts .....     (491,023)  (4,012,266)
                          Unrealized appreciation of investment securities
                           and futures contracts............................   39,217,352    6,013,364
                                                                             ------------  -----------
                                                                             $212,152,423  $88,177,272
                                                                             ============  ===========

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM V.I. CAPITAL     NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
APPRECIATION FUND     AIM Variable Insurance Funds, Inc. (the "Company"), is a
NOTES TO FINANCIAL   Maryland corporation organized on January 22, 1993, and is
STATEMENTS           registered under the Investment Company Act of 1940 (the
December 31, 1995    "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately.
                     Effective December 31, 1995, the Company's fiscal year was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Capital Appreciation Fund (the "Fund"). The
                     Fund's investment objective is to seek capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.
                     Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.
                      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                      The following is a summary of the significant accounting
                     policies followed by the Fund in the presentation of its financial statements.
                     A. Security Valuations - Equity securities, including
                        warrants, that are traded on a national securities exchange or NASDAQ National Market System are valued at the last reported sales price or, in the case of over-the-counter securities or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors.
                     B. Securities Transactions, Investment Income and
                        Distributions - Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
                     C. Federal Income Taxes - It is the Fund's policy to
                        continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $232,410, which expires, if not previously utilized, through the year 2003.
                     D. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.
                     E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

                     NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
                      WITH AFFILIATES
                      The Company has entered into a master investment advisory
                     agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if

                       AIM V.I. CAPITAL APPRECIATION FUND
                     necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
                      Pursuant to a master administrative services agreement
                     between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the eleven months ended December 31, 1995, AIM was reimbursed $33,560 for such services.
                      The Company has entered into a master distribution
                     agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.
                      Certain officers and directors of the Company are officers of AIM and AIM Distributors.
                      During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,703 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                     NOTE 3 - DIRECTORS' FEES
                      Directors' fees represent remuneration paid or accrued to
                     each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                     NOTE 4 - INVESTMENT SECURITIES
                      The aggregate amount of investment securities (other than
                     short-term securities) purchased and sold by the Fund during the eleven months ended December 31, 1995 was $125,715,589 and $46,151,022, respectively.

                      The amount of unrealized appreciation (depreciation) of
                     investment securities, on a tax basis, as of December 31, 1995 is as follows:

                     Aggregate unrealized appreciation
                      of investment securities.........  $44,147,361
                     Aggregate unrealized (depreciation)
                      of investment securities.........   (5,188,622)
                                                         -----------
                     Net unrealized appreciation of
                      investment securities............  $38,958,739
                                                         ===========

                     Cost of investments for tax purposes is $172,824,222.

                     NOTE 5 - CAPITAL STOCK
                      Changes in capital stock outstanding during the eleven
                     months ended December 31, 1995 and the year ended January 31, 1995 were as follows:

                                                       December 31, 1995       January 31, 1995
                                                     ----------------------  ----------------------
                                                      Shares      Amount      Shares      Amount
                                                     ---------  -----------  ---------  -----------
                     Sold........................... 6,155,688  $96,675,587  4,817,657  $58,178,417
                     Issued as reinvestment of
                      distributions.................     2,823       45,369     20,683      244,886
                     Reacquired.....................  (654,458)  (9,958,270)  (330,372)  (3,949,917)
                                                     ---------  -----------  ---------  -----------
                                                     5,504,053  $86,762,686  4,507,968  $54,473,386
                                                     =========  ===========  =========  ===========

                     NOTE 6 - OPEN FUTURES CONTRACTS
                      On December 31, 1995 $417,036 principal amount of U.S.
                     Treasury Bills were pledged as collateral to cover margin requirements for open futures contracts:
                      Open futures contracts at December 31, 1995 were as
                     follows:

                                                                   UNREALIZED
                                         NO. OF                    APPRECIATION
                        CONTRACT       CONTRACTS/MONTH/COMMITMENT (DEPRECIATION)
                     S&P 500 Index     38 contracts/March 96/Buy    $(130,458)

                      AIM V.I. CAPITAL APPRECIATION FUND

                     NOTE 7 - FINANCIAL HIGHLIGHTS
                      Shown below are the condensed financial highlights for a
                     share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                                                                       January 31,
                                                                                     -----------------
                                                                      December 31,
                                                                          1995        1995      1994
                                                                      ------------   -------   -------
                          Net asset value, beginning of period......    $  12.05     $ 12.58   $ 10.00
                                                                        --------     -------   -------
                          Income from investment operations:
                            Net investment income...................        0.04        0.05        --
                            Net gains (losses) on securities (both
                             realized and unrealized)...............        4.46       (0.54)     2.59
                                                                        --------     -------   -------
                             Total from investment operations.......        4.50       (0.49)     2.59
                                                                        --------     -------   -------
                          Less distributions:
                            Dividends from net investment income....          --       (0.04)    (0.01)
                                                                        --------     -------   -------
                          Net asset value, end of period............      $16.55      $12.05    $12.58
                                                                        ========     =======   =======
                          Total return(a)...........................       37.38%      (3.91)%   25.90%
                                                                        ========     =======   =======
                          Ratios/supplemental data:
                          Net assets, end of period (000s omitted)..    $212,152     $88,177   $35,354
                                                                        ========     =======   =======
                          Ratio of expenses to average net assets...        0.75%(b)    0.84%     1.06%(c)
                                                                        ========     =======   =======
                          Ratio of net investment income to average
                           net assets...............................        0.39%(b)    0.46%     0.07%(c)
                                                                        ========     =======   =======
                          Portfolio turnover rate...................          37%         81%       34%
                                                                        ========     =======   =======

                     ------
                     (a) Total returns are not annualized for periods less than one year.
                     (b) Ratios are annualized and based on average net assets
                         of $148,432,750.
                     (c) Annualized.

                       AIM V.I. CAPITAL APPRECIATION FUND

REPORT OF            To the Shareholders and Board of Directors
INDEPENDENT          AIM Variable Insurance Funds, Inc.
CERTIFIED
PUBLIC ACCOUNTANTS   We have audited the accompanying statement of assets
                     and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of common stock of AIM Variable
                     Insurance Funds, Inc. including the schedule of investments as of December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995, and the period May
                     5, 1993 (commencement of operations) through January 31,
                     1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                                         TAIT, WELLER & BAKER

                     Philadelphia, Pennsylvania
                     January 26, 1996

                       AIM V.I. CAPITAL APPRECIATION FUND

AIM V.I. DIVERSIFIED   Declining interest rates, modest inflation, moderating
INCOME FUND            economic growth and strong corporate earnings converged
MANAGEMENT'S           to make 1995 ripe for a strong bond market rally. AIM
DISCUSSION             V.I. Diversified Income Fund gained 18.11% during the 11
AND ANALYSIS           months ended December 31, 1995. Because the Fund changed
                       its fiscal year-end from January 31 to December 31, all performance figures in this report represent the 11-month period 1/31/95-12/31/95.
                        In July and December, the Federal Reserve lowered the
                       federal funds rate--the interest rate banks use to lend overnight reserves to each other. On each occasion, commercial banks responded by reducing loan interest rates to their largest and most creditworthy customers.
                       Falling short and longer term interest rates are good news for bonds, whose prices move inversely to interest rates. Investment returns across the maturity spectrum-- short to long--posted significant gains as yield levels moved lower throughout 1995. For example, the yield on the 10-year U.S. Treasury note, a benchmark for longer term rates, fell 2.26% over the year to 5.57% on December
                       29, 1995.
                        AIM V.I. Diversified Income Fund is a diversified
                       portfolio of investment grade, U.S. and international corporate and government securities, and lower quality high yield issues. For the 11 months ending December 31, 1995, all sectors of the Fund posted good results. At year-end, investment grade securities constituted 30% of the Fund, foreign securities made up 41%, and high yield securities, 24%. The Fund's composition is subject to change and there is no guarantee the Fund will continue to hold any one particular security. In most years, investment grade and high yield bonds serve as counterweights to each other because they respond to different stimuli. Investment grade bonds respond best to falling interest rates, and high yield securities respond best to a healthy growing economy. Foreign bonds provide an additional source of diversification. With interest rates falling worldwide and the U.S. economy showing reasonable growth, each sector performed well in 1995.
                        The outlook for 1996 appears favorable. A continuation
                       of low inflation, moderately expanding economic activity
                       and a less restrictive monetary policy should provide positive underpinnings for bond markets. AIM V.I.
                       Diversified Income Fund will continue to provide investors with the advantages of a broadly diversified investment strategy.


                       -------------------------------------------------------------
                       Average Annual Total Return
                                                               1995*   Inception**
                       AIM V.I. Diversified Income Fund        18.11%  7.04%
                       *1/31/95-12/31/95 (not annualized)   **Since Inception 5/5/93
                       -------------------------------------------------------------
                               AIM V.I. Diversified      Lehman Bros.
                                  Income Fund         Aggregate Bond Index
                              ---------------------   ---------------------
GROWTH OF A
HYPOTHETICAL           5/5/93      $10,000                 $10,000
$10,000 INVESTMENT                   9,980                  10,013
                                    10,160                  10,194
                                    10,510                  10,459
                       12/93        10,605                  10,465
                                    10,270                  10,164
                                    10,122                  10,060
                                    10,176                  10,121
                       12/94        10,068                  10,160
                                    10,602                  10,762
                                    11,190                  11,322
                                    11,563                  11,545
                       12/95        11,982                  12,038

                       Past performance cannot guarantee comparable future results.
                       -------------------------------------------------------------

                       The performance figures shown represent the AIM V.I. Diversified Income Fund and are not intended to reflect actual annuity values and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Lehman Brothers Aggregate Bond Index is an unmanaged
                       index generally representative of treasury, agency, corporate, and mortgage-backed debt securities. Results for the Lehman Brothers Index are for the period 4/30/93 through 12/31/95. Source: Lehman Brothers.
                        An investment cannot be made in the index listed. Index
                       results include reinvested dividends.

                        AIM V.I. DIVERSIFIED INCOME FUND

AIM V.I. DIVERSIFIED      PRINCIPAL                                                              MARKET
INCOME FUND               AMOUNT(a)                                                               VALUE
SCHEDULE OF               ---------                                                              ------
INVESTMENTS                         U.S. DOLLAR DENOMINATED NON-CONVERTIBLE
December 31, 1995                    BONDS & NOTES - 46.56%

                                    AUTOMOBILE/TRUCK PARTS & TIRES - 0.23%

                         $  100,000 Harvard Industries, Sr. Notes, 11.125%, 08/01/05.....   $   100,000
                                                                                            -----------
                                    AUTOMOBILE (MANUFACTURERS) - 1.11%

                            400,000 General Motors Corp., Deb., 8.80%, 03/01/21 .........       493,012
                                                                                            -----------
                                    BANKING - 0.68%

                            300,000 Mercantile Bank, Sub. Notes, 6.375%, 01/15/04 .......       300,936
                                                                                            -----------
                                    CABLE TELEVISION - 3.85%

                            160,000 CAI Wireless Systems Inc., Sr. Notes, 12.25%,
                                     09/15/02............................................       170,800
                            700,000  Marcus Cable Operating Co., Sr. Disc. Notes, 13.50%,
                                     08/01/04(b).........................................       526,750
                            500,000 Viacom Inc., Sr. Notes, 7.75%, 06/01/05..............       530,985
                            490,000 Videotron Ltd., Sr. Disc. Notes, 11.125%,
                                     07/01/04(b).........................................       341,775
                            140,000 Wireless One Inc., Units, 13.00%, 10/15/03(c)........       147,700
                                                                                            -----------
                                                                                              1,718,010
                                                                                            -----------
                                    CHEMICALS - 0.74%

                            180,000 Crain Industries, Sr. Sub. Notes, 13.50%, 08/15/05
                                     (acquired 08/22/95; cost $180,000)(d)...............       182,700
                            150,000 RBX Corp., Sr. Sub. Notes, 11.25%, 10/15/05
                                     (acquired 01/06/95-10/12/95; cost $151,113)(d)......       147,375
                                                                                            -----------
                                                                                                330,075
                                                                                            -----------
                                    CONGLOMERATES - 1.74%

                            750,000 ITT Corp., Gtd. Deb., 7.375%, 11/15/15...............       774,845
                                                                                            -----------
                                    CONTAINERS - 1.17%

                                    Ivex Packaging Corp., Sr. Sub. Notes, 12.50%,
                            390,000  12/15/02............................................       413,400
                            100,000 Owens-Illinois Inc., Sr. Sub. Notes, 10.50%,
                                     06/15/02............................................       106,250
                                                                                            -----------
                                                                                                519,650
                                                                                            -----------
                                    CONSUMER NON-DURABLES - 0.33%

                            140,000 Hines Horticulture, Sr. Sub. Notes, 11.75%, 10/15/05
                                     (acquired 10/16/95-10/20/95; cost $141,425)(d)......       146,300
                                                                                            -----------
                                    FINANCE (CONSUMER CREDIT) - 6.57%

                            750,000 Associates Corp., Deb., 7.95%, 02/15/10..............       853,553
                            750,000 GMAC, Notes, 9.00%, 10/15/02.........................       867,397
                            370,000 GPA Delaware Inc., Deb., 8.75%, 12/15/98.............       347,800
                            300,000 Loehmann's Holdings, Inc., Sr. Sub. Notes, 13.75%,
                                     02/15/99............................................       282,000
                            150,000 Olympic Financial Ltd., Deb., 13.00%, 05/01/00.......       163,875
                            400,000 Sea Containers, Sr. Sub. Deb., 12.50%, 12/01/04......       418,000
                                                                                            -----------
                                                                                              2,932,625
                                                                                            -----------
                                    FOOD PROCESSING - 0.91%

                            300,000 American Rice Inc., Sec. Notes, 13.00%, 07/31/02.....       283,500
                            120,000 Curtice-Burns Foods Inc., Sr. Sub. Notes, 12.25%,
                                     02/01/05............................................       123,600
                                                                                            -----------
                                                                                                407,100
                                                                                            -----------
                                    FOREIGN GOVERNMENT - 2.77%

                            700,000 Province of Manitoba, Yankee Bond, 7.75%, 07/17/16...       777,329
                            450,000 United Mexican States, Deb., 11.187%, 07/21/97
                                     (acquired 07/12/95; cost $450,000)(d)...............       460,971
                                                                                            -----------
                                                                                              1,238,300
                                                                                            -----------
                                    GAMING - 0.90%

                            110,000 Aztar Corp., Sr. Sub. Notes, 11.00%, 10/01/02........       110,000
                            260,000 Showboat, Inc., Sr. Sub. Notes, 13.00%, 08/01/09.....       292,500
                                                                                            -----------
                                                                                                402,500
                                                                                            -----------

                        AIM V.I. DIVERSIFIED INCOME FUND

                         PRINCIPAL                                                              MARKET
                         AMOUNT(a)                                                               VALUE
                         ---------                                                              ------
                                   HOTELS/MOTELS - 1.24%

                        $  550,000 John Q. Hammons Hotels Inc., Gtd. First Mortgage
                                    Notes, 9.75%, 10/01/05 (acquired 10/06/95-11/16/95;
                                    cost $550,938)(d)...................................   $   554,125
                                                                                           -----------
                                   INSURANCE (LIFE & HEALTH) - 0.63%

                           200,000 American Life Holdings Co., Sr. Sub. Notes, 11.25%,
                                    09/15/04............................................       210,000
                            75,000 Americo Life Inc., Sr. Sub. Notes, 9.25%, 06/01/05...        71,438
                                                                                           -----------
                                                                                               281,438
                                                                                           -----------
                                   LEISURE & RECREATION - 0.36%

                           150,000 Icon Health & Fitness Inc., Sr. Sub. Notes, 13.00%,
                                    07/15/02............................................       162,375
                                                                                           -----------
                                   MACHINERY (HEAVY) - 0.33%

                           100,000 Fairfield Manufacturing, Sr. Sub. Notes, 11.375%,
                                    07/01/01............................................        97,500
                            50,000 Primeco Inc., Sr. Sub. Notes, 12.75%, 03/01/05.......        51,500
                                                                                           -----------
                                                                                               149,000
                                                                                           -----------
                                   MACHINERY (MISCELLANEOUS) - 1.35%

                           210,000 AM General Corp., Sr. Notes, 12.875%, 05/01/02.......       210,525
                           200,000 Interlake Corp., Sr. Notes, 12.00%, 11/15/01.........       202,000
                           190,000 MVE Inc., Sr. Sec. Notes, 12.50%, 02/15/02...........       190,475
                                                                                           -----------
                                                                                               603,000
                                                                                           -----------
                                   MEDICAL INSTRUMENTS/PRODUCTS - 0.21%

                            90,000 Graphic Controls Corp., Sr. Sub. Notes, 12.00%,
                                    09/15/05 (acquired 09/21/95; cost $90,000)(d).......        93,600
                                                                                           -----------
                                   MEDICAL (PATIENT SERVICES) - 1.26%

                           500,000 OrNda Healthcorp., Sr. Sub. Notes, 11.375%, 08/15/04.       562,500
                                                                                           -----------
                                   METALS (MISCELLANEOUS) - 0.84%

                           370,000 Rio Algom Ltd., Yankee Deb., 7.05%, 11/01/05.........       376,549
                                                                                           -----------
                                   NATURAL GAS PIPELINE - 2.21%

                           450,000 Enron Corp., Sr. Sub. Deb., 6.75%, 07/01/05..........       459,886
                           500,000 Talisman Energy Inc., Yankee Deb., 7.125%, 06/01/07..       524,680
                                                                                           -----------
                                                                                               984,566
                                                                                           -----------
                                   OIL & GAS - 0.69%

                           190,000 HS Resources Inc., Sr. Sub. Notes, 9.875%, 12/01/03..       187,625
                            40,000 United Meridian Corp., Gtd. Sr. Sub. Notes, 10.375%,
                                    10/15/05............................................        42,300
                            80,000 Wainoco Oil Corp., Sr. Notes, 12.00%, 08/01/02.......        77,200
                                                                                           -----------
                                                                                               307,125
                                                                                           -----------
                                   OIL EQUIPMENT & SUPPLIES - 0.14%

                            60,000 Falcon Drilling Co. Inc., Sr. Notes, 9.75%, 01/15/01.        61,650
                                                                                           -----------
                                   PAPER & FOREST PRODUCTS - 0.52%

                            90,000 Pacific Lumber Co., Sr. Notes, 10.50%, 03/01/03......        85,275
                           150,000 Rapp International Finance, Gtd. Yankee Sec. Notes,
                                    11.50%, 12/15/00....................................       149,437
                                                                                           -----------
                                                                                               234,712
                                                                                           -----------
                                   PUBLISHING - 3.78%

                           750,000 News America Holdings, Gtd. Sr. Deb., 9.25%,
                                    02/01/13............................................       883,380
                           750,000 Time Warner Inc., Notes, 8.18%, 08/15/07.............       805,598
                                                                                           -----------
                                                                                             1,688,978
                                                                                           -----------
                                   RAILROADS - 0.37%

                           180,000 Johnstown America Industries Inc., Sr. Sub. Notes,
                                    11.75%, 08/15/05....................................       163,800
                                                                                           -----------

                        AIM V.I. DIVERSIFIED INCOME FUND

                          PRINCIPAL                                                              MARKET
                          AMOUNT(a)                                                               VALUE
                          ---------                                                              ------
                                    RETAIL (FOOD & DRUG) - 2.80%

                         $  200,000 Grand Union Co., Sr. Notes, 12.00%, 09/01/04.........   $   173,000
                            500,000 Great Atlantic & Pacific, Yankee Notes, 7.78%,
                                     11/01/00 (acquired 10/18/95; cost $500,000)(d)......       507,005
                            390,000 Penn Traffic Co., Sr. Notes, 10.65%, 11/01/04........       372,450
                            200,000 Ralph's Grocery Co., Sr. Notes, 11.00%, 06/15/05.....       198,000
                                                                                            -----------
                                                                                              1,250,455
                                                                                            -----------
                                    RETAIL (STORES) - 2.67%

                            400,000 Apparel Retailer Inc., Sr. Disc. Deb., 12.75%,
                                     08/15/05(b).........................................       244,000
                            200,000 County Seat Stores, Sr. Sub. Notes, 12.00%, 10/01/02.       150,000
                            175,000 Fleming Companies Inc., Sr. Notes, 10.625%, 12/15/01.       169,750
                            150,000 Pamida Inc., Sr. Sub. Notes, 11.75%, 03/15/03........       115,500
                            150,000 Samsonite Corp., Sr. Sub. Notes, 11.125%, 07/15/05...       144,000
                            275,000 Specialty Retailers, Inc., Sr. Sub. Notes, 11.00%,
                                     08/15/03............................................       250,250
                            110,000 United Stationer Supply, Sr. Sub. Notes, 12.75%,
                                     05/01/05............................................       120,175
                                                                                            -----------
                                                                                              1,193,675
                                                                                            -----------
                                    SCHOOLS - 0.12%

                             50,000 Herff Jones Inc., Sr. Sub. Notes, 11.00%, 08/15/05...        53,625
                                                                                            -----------
                                    STEEL - 0.79%

                            185,000 GS Technologies Inc., Sr. Notes, 12.00%, 09/01/04....       183,613
                            190,000 Gulf States Steel Corp., First Mortgage Notes,
                                     13.50%, 04/15/03....................................       171,000
                                                                                            -----------
                                                                                                354,613
                                                                                            -----------
                                    TELECOMMUNICATIONS - 3.27%

                            140,000 A+ Network Inc., Sr., Sub. Notes, 11.875%, 11/01/05..       141,750
                             70,000 Cellular Inc., Sr. Sub. Notes, 11.75%, 09/01/03(b)...        55,650
                            110,000 Clearnet Communications, Yankee Units, 14.75%,
                                     12/15/05(b)(e)......................................        57,200
                            100,000 Dictaphone Corp., Gtd. Sr. Sub. Notes, 11.75%,
                                     08/01/05............................................        99,000
                            100,000 Northern Telecom, Notes, 6.00%, 09/01/03.............        99,540
                            850,000 TCI Communications Inc., Sr. Notes, 8.00%, 08/01/05..       902,266
                            170,000 Telewest PLC, Yankee Sr. Disc. Deb., 11.00%,
                                     10/01/07(b).........................................       102,638
                                                                                            -----------
                                                                                              1,458,044
                                                                                            -----------
                                    TEXTILES - 0.71%

                            350,000 Consoltex Group, Sr. Sub. Notes, 11.00%, 10/01/03....       315,875
                                                                                            -----------
                                    TRANSPORTATION (MISCELLANEOUS) - 1.27%

                            230,000 Stena AB, Yankee Sr. Notes, 10.50%, 12/15/05.........       235,462
                            320,000 Trans Ocean Container, Sr. Sub. Notes, 12.25%,
                                     07/01/04............................................       332,800
                                                                                            -----------
                                                                                                568,262
                                                                                            -----------
                                     Total U.S. Dollar Denominated Non-Convertible Bonds
                                     & Notes.............................................    20,781,320
                                                                                            -----------
                                    U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS & NOTES -
                                      0.69%

                                    FINANCE (CONSUMER CREDIT) - 0.69%

                            300,000 Henderson Capital, Conv. Bonds, 4.50%, 10/27/96......       308,250
                                                                                            -----------
                                     Total U.S. Dollar Denominated Convertible Bonds &
                                     Notes...............................................       308,250
                                                                                            -----------

                                     NON-U.S. DOLLAR DENOMINATED NON-CONVERTIBLE BONDS &
                                      NOTES(f) - 6.86%

                                     CANADA - 2.62%

                         CAD 735,000 Bell Canada (Telecommunications), Deb., 13.875%,
                                      05/01/00.............................................     562,486
                             300,000 Canadian Oil Debco Inc. (Oil & Gas), Deb., 11.00%,
                                      10/31/00.............................................     251,161
                             250,000 IPL Energy Inc. (Oil Equipment & Supplies), Series A
                                      Deb., 9.67%, 02/23/00................................     200,247
                             250,000 Rogers Cablesystem, Inc. (Cable Television), Sr. Sec.
                                      2nd Priority Deb., 9.65%, 01/15/14...................     154,705
                                                                                              ---------
                                                                                              1,168,599
                                                                                              ---------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                PRINCIPAL                                                       MARKET
                                AMOUNT(a)                                                        VALUE
                                ---------                                                       ------
                                          GERMANY - 2.77%

                                          International Bank for Reconstruction &
                                           Development (Supranational Organization),
                        DEM     1,000,000  Unsub. Global Bonds, 5.875%, 11/10/03........   $   700,279
                                  725,000  Unsub. Global Bonds, 7.125%, 04/12/05........       538,380
                                                                                           -----------
                                                                                             1,238,659
                                                                                           -----------
                                          ITALY - 1.47%

                        ITL 1,000,000,000 KFW International Finance Inc. (Finance-
                                           Consumer Credit) Gtd. Notes, 11.625%,
                                           11/27/98.....................................       654,703
                                                                                           -----------
                                           Total Non-U.S. Dollar Denominated Non-
                                           Convertible Bonds & Notes....................     3,061,961
                                                                                           -----------
                                          NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS
                                           & NOTES(f) - 3.90%

                                          CANADA - 1.14%

                        CAD       700,000 Repap Enterprises, Inc. (Paper & Forest
                                           Products), Conv. Deb., 9.00%, 06/30/98.......       510,070
                                                                                           -----------
                                          FRANCE - 0.71%

                        FRF     1,419,000 Societe Generale (Banking), Conv. Deb., 3.50%,
                                           01/01/00.....................................       314,484
                                                                                           -----------
                                          UNITED KINGDOM - 2.05%

                        BPS       320,000 ELF Enterprise Finance PLC (Finance-Consumer
                                           Credit), Gtd. Conv. Bonds, 8.75%, 06/27/06...       494,487
                                  300,000 Lasmo PLC (Oil Equipment & Supplies), Conv.
                                           Deb., 7.75%, 10/04/05........................       421,067
                                                                                           -----------
                                                                                               915,554
                                                                                           -----------
                                           Total Non-U.S. Dollar Denominated Convertible
                                           Bonds & Notes................................     1,740,108
                                                                                           -----------
                                          NON-U.S. DOLLAR DENOMINATED GOVERNMENT BONDS &
                                           NOTES(f) - 20.99%

                                          AUSTRALIA - 7.12%

                        AUD     1,600,000 Australian Government, Gtd. Deb., 9.00%,
                                           09/15/04.....................................     1,252,671
                                          Queensland Treasury Corp.,
                                  820,000  Gtd. Notes, 8.875%, 11/08/96.................       616,889
                                1,000,000  Gtd. Notes, 6.50%, 06/14/05..................       652,542
                                  850,000 Western Australia Treasury Corp., Gtd. Notes,
                                           9.00%, 04/15/99..............................       657,654
                                                                                           -----------
                                                                                             3,179,756
                                                                                           -----------
                                          CANADA - 2.48%

                        CAD       500,000 British Columbia Municipal Finance Authority,
                                           Deb., 7.75%, 12/01/05........................       377,517
                                  850,000 New Brunswick (Province of), Deb., 8.94%,
                                           01/15/05.....................................       646,604
                                  100,000 Quebec (Province of), Sr. Deb., 9.375%,
                                           01/16/23.....................................        81,490
                                                                                           -----------
                                                                                             1,105,611
                                                                                           -----------
                                          DENMARK - 2.70%

                        DKK     6,250,000 Kingdom of Denmark, Deb., 8.00%, 11/15/01.....     1,206,551
                                                                                           -----------
                                          GERMANY - 4.12%

                                          Bundesrepublik Deutschland,
                        DEM     1,500,000  Deb., 6.75%, 07/15/04........................     1,098,989
                                1,000,000  Deb., 6.875%, 05/12/05.......................       738,341
                                                                                           -----------
                                                                                             1,837,330
                                                                                           -----------
                                          FRANCE - 3.01%

                        FRF     6,500,000 French Treasury Bill, Notes, 5.75%, 11/12/98..     1,341,015
                                                                                           -----------

                        AIM V.I. DIVERSIFIED INCOME FUND

                             PRINCIPAL                                                          MARKET
                             AMOUNT(a)                                                           VALUE
                             ---------                                                          ------
                                       UNITED KINGDOM - 1.56%

                        BPS    465,000 Ontario Province, Sr. Unsub. Notes, 6.875%,
                                        09/15/00........................................       694,756
                                                                                           -----------
                                        Total Non-U.S. Dollar Denominated Government
                                        Bonds & Notes...................................     9,365,019
                                                                                           -----------
                             SHARES
                             ------
                                       WARRANTS - 0.01%

                                       LEISURE & RECREATION - 0.01%

                                   150 Boomtown Inc., - Wt., expiring 11/01/98(g)
                                        (acquired 11/03/93; cost $150)(d)...............           225
                                   150 IHF Holdings, - Wt., expiring 11/14/99(g)........         3,750
                                                                                           -----------
                                                                                                 3,975
                                                                                           -----------
                                       RETAIL (STORES) - 0.00%

                                   200 County Seat, Inc. - Wt., expiring 10/01/01(g)....         1,000
                                                                                           -----------
                                       STEEL - 0.00%

                                   190 Gulf States Steel Corp. - Wt., expiring
                                        04/15/03(g).....................................           950
                                                                                           -----------
                                         Total Warrants.................................         5,925
                                                                                           -----------
                             PRINCIPAL
                                AMOUNT
                             ---------
                                       U.S. TREASURY SECURITIES - 15.76%

                            $2,300,000 Notes, 7.50%, 02/15/05...........................     2,610,201
                             3,000,000 Notes, 6.50%, 08/15/05...........................     3,199,440
                             1,000,000 Bonds, 7.625%, 02/15/25..........................     1,222,300
                                                                                           -----------
                                         Total U.S. Treasury Securities.................     7,031,941
                                                                                           -----------
                                       REPURCHASE AGREEMENT(h) - 3.02%

                             1,348,008 Daiwa Securities America, Inc.
                                        5.92%, 01/02/96(i)..............................     1,348,008
                                                                                           -----------
                                       TOTAL INVESTMENTS - 97.79%.......................    43,642,532
                                       OTHER ASSETS LESS LIABILITIES - 2.21%............       987,613
                                                                                           -----------
                                       NET ASSETS - 100.00%.............................   $44,630,145
                                                                                           ===========

                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) Principal amount is in U.S. Dollars, except as indicated by note (f).
                       (b) Discounted bond at purchase. Interest rate represents coupon rate at which the bond will accrue at a specified future date.
                       (c) Issued as a unit. This unit consists of $1,000,000 Sr. Notes plus 3 warrants to purchase one share of common stock at $11.55 per share per warrant.
                       (d) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of
                           1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1995 was
                           $2,092,301 which represented 4.69% of the Fund's net assets.
                       (e) Issued as a unit. This unit consists of ten $1,000,000 Sr. Disc. Notes plus
                           33 warrants to purchase shares of common stock.
                       (f) Foreign denominated security. Par value and coupon are denominated in currency of country indicated.
                       (g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
                       (h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (i) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                           $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations,
                           7.875% to 11.25% due 11/15/07 to 02/15/15.
                       Abbreviations:
                       AUD  - Australian Dollar      Disc. -Discounted        Sr.     - Senior
                       BPS  - British Pound Sterling DKK   - Danish Krone     Sub.    - Subordinated
                       CAD  - Canadian Dollar        FRF   - French Franc     Unsub.  - Unsubordinated
                       Conv.- Convertible            Gtd.  - Guaranteed       Wt.     - Warrant
                       Deb. - Debentures             ITL   - Italian Lire
                       DEM  - German Deutschemark    Sec.  - Secured

                       See Notes to Financial Statements.

                                       33

                        AIM V.I. DIVERSIFIED INCOME FUND


AIM V.I. DIVERSIFIED    ASSETS:
INCOME FUND
STATEMENT OF            Investments, at market value (cost $42,232,557).................... $43,642,532
ASSETS AND              Foreign currencies, at value (cost $22,000)........................      21,896
LIABILITIES             Receivables for:
December 31, 1995         Forward contracts................................................      25,045
                          Interest.........................................................     985,728
                        Investment for deferred compensation plan..........................       7,721
                        Organizational costs, net..........................................       6,749
                        Other assets.......................................................         578
                                                                                            -----------
                            Total assets...................................................  44,690,249
                                                                                            -----------
                        LIABILITIES:

                        Payables for:
                          Capital stock redeemed...........................................      17,298
                          Deferred compensation plan.......................................       7,721
                        Accrued advisory fees..............................................      22,049
                        Accrued administrative service fees................................       2,031
                        Accrued directors' fees............................................       1,054
                        Accrued operating expenses.........................................       9,951
                                                                                            -----------
                            Total liabilities..............................................      60,104
                                                                                            -----------
                        Net assets applicable to shares outstanding........................ $44,630,145
                                                                                            ===========
                        Capital shares, $.001 par value per share:
                          Authorized....................................................... 250,000,000
                                                                                            ===========
                          Outstanding......................................................   4,461,727
                                                                                            ===========
                        Net asset value, offering and redemption price per share........... $     10.00
                                                                                            ===========






See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND


AIM V.I. DIVERSIFIED     INVESTMENT INCOME:
INCOME FUND
STATEMENT OF               Interest........................................................ $2,745,013
OPERATIONS                                                                                  ----------
For the eleven months    EXPENSES:
ended December 31, 1995
                           Advisory fees...................................................    193,008
                           Custodian fees..................................................     16,422
                           Administrative service fees.....................................     36,406
                           Directors' fees and expenses....................................      4,800
                           Organizational costs............................................      2,651
                           Other...........................................................     31,317
                                                                                            ----------
                            Total expenses.................................................    284,604
                                                                                            ----------
                         Net investment income.............................................  2,460,409
                                                                                            ----------
                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
                          FOREIGN CURRENCIES AND FORWARD CONTRACTS TRANSACTIONS:

                         Net realized gain (loss) from:
                           Investment securities...........................................    407,035
                           Foreign currencies..............................................    302,188
                           Forward contracts...............................................    (33,329)
                                                                                            ----------
                                                                                               675,894
                                                                                            ----------
                         Unrealized appreciation (depreciation) of:
                           Investment securities...........................................  2,405,295
                           Foreign currencies..............................................     44,280
                           Forward contracts...............................................     (8,795)
                                                                                            ----------
                                                                                             2,440,780
                                                                                            ----------
                         Net gain on investment securities, foreign currencies and forward contract transactions............................................  3,116,674
                                                                                            ----------
                         Net increase in net assets resulting from operations.............. $5,577,083
                                                                                            ==========

AIM V.I. DIVERSIFIED                                                           DECEMBER 31,  JANUARY 31,
INCOME FUND                                                                        1995         1995
STATEMENT OF                                                                   ------------  -----------
CHANGES IN NET ASSETS    OPERATIONS:
For the eleven months
ended December 31, 1995    Net investment income.............................. $ 2,460,409   $ 1,655,141
and the year ended         Net realized gain (loss) from investment
January 31, 1995            securities, foreign currencies, and forward
                            contracts.........................................     675,894    (1,542,084)
                           Net unrealized appreciation (depreciation) of
                            investment securities, foreign currencies, and
                            forward contracts.................................   2,440,780    (1,156,094)
                                                                               -----------   -----------
                            Net increase (decrease) in net assets resulting
                             from operations..................................   5,577,083    (1,043,037)
                         Net equalization credits.............................     653,844       286,609
                         Net increase from capital stock transactions.........  16,007,644    12,953,629
                         Distributions to shareholders from net investment
                          income..............................................  (2,879,611)   (1,455,969)
                                                                               -----------   -----------
                            Net increase in net assets........................  19,358,960    10,741,232

                         NET ASSETS:

                           Beginning of period................................  25,271,185    14,529,953
                                                                               -----------   -----------
                           End of period...................................... $44,630,145   $25,271,185
                                                                               ===========   ===========
                         NET ASSETS CONSIST OF:

                           Capital (par value and additional paid-in)......... $43,080,526   $27,072,882
                           Undistributed net investment income................     987,410       752,768
                           Undistributed net realized gain (loss) on
                            investment securities, foreign currencies and
                            forward contract transactions.....................    (871,395)   (1,547,289)
                           Unrealized appreciation (depreciation) of
                            investment securities, foreign currencies and
                            forward contracts.................................   1,433,604    (1,007,176)
                                                                               -----------   -----------
                                                                               $44,630,145   $25,271,185
                                                                               ===========   ===========

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

AIM V.I. DIVERSIFIED      NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
INCOME FUND                AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO                  organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL STATEMENTS      Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
December 31, 1995         investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Diversified Income Fund (the "Fund").
                          The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as
                          "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.
                           The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
                          A. Security Valuations--Non-convertible bonds and notes are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the mean between the closing bid and asked prices on that day unless the Board of Directors, or persons designated by the Board of
                             Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Securities traded in the over-the-counter market, except (i)
                             securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Each security reported in the NASDAQ National
                             Market System is valued at the last sales price on the valuation date.
                             Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Fund's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the
                             New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.
                             Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock
                             Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
                          B. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
                             dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S.
                             dollar amounts on the respective dates of such transactions.
                          C. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund

                        AIM V.I. DIVERSIFIED INCOME FUND

                        NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
                        may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S.
                        dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
                        D. Securities Transactions, Investment Income and Distributions - Securities
                           transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. It is the policy of the Fund not to amortize market discounts and premiums on bonds for financial reporting purposes. Realized gains or losses from securities transactions are recorded on the identified cost basis.
                        E. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                           The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $1,025,093, which expires, if not previously utilized, through the year 2003.
                        F. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
                        G. Organizational Costs - Organizational costs of the Fund of $14,461 are being amortized over five years.

                        NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
                         The Company has entered into a master investment advisory agreement with A I M
                        Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of such Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
                         Pursuant to a master administrative services agreement between the Company and
                        AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                        During the eleven months ended December 31, 1995, AIM was reimbursed $36,406 for such services.
                         The Company has entered into a master distribution agreement with A I M
                        Distributors, Inc. ("AIM Distributors") to serve as the distributor for the
                        Fund.
                         Certain officers and directors of the Company are officers of AIM and AIM
                        Distributors.
                         During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,435 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                        Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                        NOTE 3 - DIRECTORS' FEES
                         Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                        NOTE 4 - INVESTMENT SECURITIES
                         The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the eleven months ended
                        December 31, 1995 was $39,826,472 and $24,192,267, respectively.
                         The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1995 is as follows:

                        Aggregate unrealized appreciation of investment securities.......... $1,783,025
                        Aggregate unrealized (depreciation) of investment securities........   (373,050)
                                                                                             ----------
                        Net unrealized appreciation of investment securities................ $1,409,975
                                                                                             ==========
                         Investments have the same cost for tax and financial statement purposes.

                        AIM V.I. DIVERSIFIED INCOME FUND

                  NOTE 5 - OPEN FORWARD CURRENCY CONTRACTS
                   Outstanding contracts at December 31, 1995 were as follows:

                                                   Contract to              Unrealized
                     Settlement Date      Deliver     Receive     Value    Appreciation
                     ---------------   ------------- ---------- ---------- ------------
                     01/25/96........  DEM 1,860,000 $1,297,951 $1,322,996   $25,045
                                                     ========== ==========   =======

                  NOTE 6 - CAPITAL STOCK
                   Changes in capital stock outstanding during the eleven months ended December 31, 1995 and the year ended January 31, 1995 were as follows:

                                                    December 31, 1995       January 31, 1995
                                                  ----------------------  ----------------------
                                                   Shares      Amount      Shares      Amount
                                                  ---------  -----------  ---------  -----------
                  Sold........................... 1,807,566  $17,087,317  1,633,696  $15,317,067
                  Issued as reinvestment of
                   distributions.................   293,522    2,823,374    155,537    1,431,155
                  Reacquired.....................  (409,796)  (3,903,047)  (408,146)  (3,794,593)
                                                  ---------  -----------  ---------  -----------
                                                  1,691,292  $16,007,644  1,381,087  $12,953,629
                                                  =========  ===========  =========  ===========

                  NOTE 7 - FINANCIAL HIGHLIGHTS
                   Shown below are the condensed financial highlights for a
                  share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                                                                January 31,
                                                               December 31,   -----------------
                                                                   1995        1995      1994
                                                               ------------   -------   -------
                  Net asset value, beginning of period.......    $  9.12      $ 10.46   $ 10.00
                                                                 -------      -------   -------
                  Income from investment operations:
                    Net investment income....................       0.69         0.76      0.54
                    Net gains (losses) on securities (both
                     realized and unrealized)................       0.94        (1.42)     0.29
                                                                 -------      -------   -------
                     Total from investment operations........       1.63        (0.66)     0.83
                                                                 -------      -------   -------
                  Less distributions:
                    Dividends from net investment income.....      (0.75)       (0.68)    (0.35)
                    Distributions from net realized capital
                     gains...................................         --           --     (0.02)
                                                                 -------      -------   -------
                     Total distributions.....................      (0.75)       (0.68)    (0.37)
                                                                 -------      -------   -------
                  Net asset value, end of period.............    $ 10.00      $  9.12   $ 10.46
                                                                 =======      =======   =======
                  Total return(a)............................      18.11%       (6.35)%    8.33%
                                                                 =======      =======   =======
                  Ratios/supplemental data:
                  Net assets, end of period (000s omitted)...    $44,630      $25,271   $14,530
                                                                 =======      =======   =======
                  Ratio of expenses to average net assets(c).       0.88%(b)     0.91%     1.05%(e)
                                                                 =======      =======   =======
                  Ratio of net investment income to average
                   net assets(d).............................       7.65%(b)     8.07%     6.78%(e)
                                                                 =======      =======   =======
                  Portfolio turnover rate....................         72%         100%       57%
                                                                 =======      =======   =======
                  ------
                  (a) Total returns for periods less than one year are not annualized.
                  (b) Ratios are annualized and based on average net assets of $35,153,645.
                  (c) After waiver of advisory fee and expense reimbursement. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.03% and 1.69% (annualized) for January 31, 1995 and
                      1994, respectively.
                  (d) After waiver of advisory fee and expense reimbursement. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 7.95% and 6.14% (annualized) for January
                      31, 1995 and 1994, respectively.
                  (e) Annualized.

                        AIM V.I. DIVERSIFIED INCOME FUND


REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and liabilities of AIM
                       V.I. Diversified Income Fund, a series of shares of common stock of AIM
                       Variable Insurance Funds, Inc. including the schedule of investments as of
                       December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31,
                       1995, and the period May 5, 1993 (commencement of operations) through January
                       31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                       December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                       V.I. Diversified Income Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31,
                       1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                                     TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 26, 1996


                        AIM V.I. DIVERSIFIED INCOME FUND

AIM V.I. GLOBAL        A surging stock market and declining interest rates
UTILITIES FUND         combined to produce a favorable environment for utilities
MANAGEMENT'S           companies during 1995. AIM V.I. Global Utilities Fund
DISCUSSION             capitalized on it, producing total return of 23.73%
AND ANALYSIS           during the 11 months ended December 31, 1995. Because the
                       Fund changed its fiscal year-end from January 31 to December 31, all performance figures in this report represent the 11-month period 1/31/95-12/31/95.
                        Declining interest rates during 1995 were advantageous
                       to domestic electric utility firms, which tend to be large borrowers. Electric services firms constituted approximately 27% of the Fund at fiscal year-end. In addition, many electric utilities have undertaken restructurings designed to boost earnings as both competition and regulatory resistance to raising electric rates grow. The Fund continued to maintain large positions in certain regional U.S. electric companies.
                        The telephone industry represents another major portion
                       of the Fund, approximately 16%. The so-called Baby Bells have been thriving since the breakup of AT&T during the 1980s, and recent technological advances that improved their ability to carry more data on existing phone lines and to carry voice and data simultaneously are enhancing their competitiveness.
                        Foreign securities constituted approximately 20% of the
                       Fund's holdings at the close of the fiscal year. After building foreign positions through the third quarter of 1995, Fund management reduced foreign holdings in response to earnings disappointments, especially in European utilities. However, the days when a U.S. utility company could be regarded as purely domestic may be numbered. For example, the Fund includes stock of The
                       Southern Co., a southeastern-U.S. regional electric company that recently purchased a British electric utility. The Fund also includes BellSouth Corp., a regional domestic phone company that has over half a million wireless-communications customers overseas.
                        As of fiscal year-end, the Fund comprised 125 holdings
                       with the following characteristics:
                        Top 5 Domestic Holdings (excluding U.S. Treasury
                       issues)*: AT&T Corp., Ameritech Corp., Northern States
                       Power Co., BellSouth Corp., Houston Industries, Inc.
                        Top 5 Foreign Holdings*: Telefonaktiebolaget L.M.
                       Ericsson, Telecom Corp. of New Zealand Ltd. - ADR, CPT
                       Telefonica Del Peru - Class B, North West Water PLC, Veba
                       A.G.
                        Top 5 Industries: Electric Services, Telephone,
                       Telecommunications, Natural Gas Pipeline, Real Estate
                       Investment Trusts.
                        Of course, the Fund's composition is subject to change,
                       and there is no guarantee the Fund will continue to hold these securities or remain invested in any particular foreign country.
                        * May include equities, bonds, and convertible bonds.


                       -------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                                                       1995*   Inception**
                       AIM V.I. Global Utilities Fund  23.73%  13.30%
                       *1/31/95-12/31/95 (not annualized)   **Since Inception 5/2/94
                       -------------------------------------------------------------
                       -------------------------------------------------------------
                                      AIM V.I. Global   Lipper Utility
                                      Utilities Fund     Fund Index       S&P 500
                                     ----------------   --------------   --------
GROWTH OF A            5/2/93          $10,000             $10000        $10,000
HYPOTHETICAL                             9,660              9,516          9,882
$10,000 INVESTMENT                       9,809              9,696         10,365
                       12/94             9,708              9,614         10,363
                                        10,001             10,027         11,369
                                        10,829             10,679         12,451
                                        11,564             11,414         13,437
                       12/95            12,303             12,197         14,244

                       Past performance cannot guarantee comparable future results.
                       -------------------------------------------------------------

                       The performance figures shown represent the AIM V.I. Global Utilities Fund and are not intended to reflect actual annuity values and do not reflect charges at the separate account level, which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source:
                       Towers Data Systems HYPO(R).
                        Lipper Analytical Services, Inc., is an independent
                       mutual fund performance monitor. The unmanaged Lipper Utility Funds Index represents an average of the performance of the 30 largest utilities funds. The Standard & Poor's 500 (S&P 500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Results for the Lipper Index are for the period 4/30/94 through 12/31/95. Source: Lipper Analytical Services, Inc.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                         AIM V.I. GLOBAL UTILITIES FUND


AIM V.I. GLOBAL                                                                                MARKET
UTILITIES FUND         SHARES                                                                   VALUE
SCHEDULE OF            ------                                                                  ------
INVESTMENTS
December 31, 1995             DOMESTIC COMMON STOCKS - 53.53%

                              COMPUTER NETWORKING - 0.64%

                          500 Ascend Communications, Inc.(a)...........................   $    40,563
                          476 Network Equipment Technologies, Inc.(a)..................        13,035
                                                                                          -----------
                                                                                               53,598
                                                                                          -----------
                              COMPUTER SOFTWARE/SERVICES - 0.46%

                          700 Objective Systems Integrators, Inc.(a)...................        38,325
                                                                                          -----------
                              CONGLOMERATES - 0.41%

                          700 Tenneco Inc. ............................................        34,737
                                                                                          -----------
                              ELECTRIC SERVICES - 26.99%

                        1,500 Allegheny Power System, Inc. ............................        42,938
                        1,900 Boston Edison Co. .......................................        56,050
                        1,200 Carolina Power & Light Co. ..............................        41,400
                          500 CMS Energy Corp. ........................................        14,938
                        1,200 Consolidated Edison Co. of New York, Inc. ...............        38,400
                        1,800 Detroit Edison Co. ......................................        62,100
                        5,700 DPL, Inc. ...............................................       141,077
                        4,400 DQE, Inc. ...............................................       135,302
                        3,200 Duke Power Co. ..........................................       151,600
                        4,400 FPL Group, Inc. .........................................       204,050
                        4,600 General Public Utilities Corp. ..........................       156,400
                        8,500 Houston Industries, Inc. ................................       206,125
                        5,500 Illinova Corp. ..........................................       165,000
                          400 LG & E Energy Corp. .....................................        16,900
                        3,200 NIPSCO Industries, Inc. .................................       122,400
                        4,500 Northern States Power Co. ...............................       221,062
                        4,800 Pinnacle West Capital Corp. .............................       138,000
                        6,000 Southern Co. (The).......................................       147,750
                        3,200 Teco Energy, Inc. .......................................        82,000
                        2,600 Unicom Corp. ............................................        85,150
                        1,200 Wisconsin Energy Corp. ..................................        36,752
                                                                                          -----------
                                                                                            2,265,394
                                                                                          -----------
                              GAS DISTRIBUTION - 1.35%

                        3,200 Public Service Co. of Colorado...........................       113,200
                                                                                          -----------
                              NATURAL GAS PIPELINE - 5.87%

                        1,100 Columbia Gas System, Inc.(a).............................        48,262
                        3,500 Enron Corp. .............................................       133,437
                        1,000 KN Energy, Inc. .........................................        29,125
                          600 Pacific Enterprises......................................        16,950
                        3,100 Panhandle Eastern Corp. .................................        86,414
                        1,200 Sonat Inc. ..............................................        42,750
                        3,100 Williams Companies Inc. (The)............................       136,014
                                                                                          -----------
                                                                                              492,952
                                                                                          -----------
                              REAL ESTATE INVESTMENTS TRUSTS - 1.81%

                        1,500 Bay Apartment Communities................................        36,375
                          600 Meditrust................................................        20,925
                          500 National Health Investors, Inc. .........................        16,562
                          200 Nationwide Health Properties, Inc. ......................         8,400
                          900 Oasis Residential Inc. ..................................        20,475
                        1,000 Patriot American Hospitality, Inc. ......................        25,750
                          900 Public Storage, Inc. ....................................        17,100
                          400 RFS Hotel Investors Inc. ................................         6,150
                                                                                          -----------
                                                                                              151,737
                                                                                          -----------



                         AIM V.I. GLOBAL UTILITIES FUND

                                                                                              MARKET
                       SHARES                                                                  VALUE
                       ------                                                                 ------
                              TELECOMMUNICATIONS - 2.46%

                        1,800 A T & T Corp. ..........................................   $   116,550
                        2,900 Frontier Corp. .........................................        87,000
                          200 Tel-Save Holdings, Inc.(a)..............................         2,775
                                                                                         -----------
                                                                                             206,325
                                                                                         -----------
                              TELEPHONE - 13.54%

                        4,600 Ameritech Corp. ........................................       271,400
                          700 Bell Atlantic Corp. ....................................        46,812
                        4,900 BellSouth Corp. ........................................       213,150
                        2,300 Century Telephone Enterprises, Inc. ....................        73,025
                        3,900 Cincinnati Bell, Inc. ..................................       135,525
                          800 GTE Corp. ..............................................        35,200
                        1,600 NYNEX Corp. ............................................        86,402
                        3,100 SBC Communications, Inc. ...............................       178,250
                        1,000 Southern New England Telecommunications Corp. ..........        39,750
                        1,600 US West, Inc. ..........................................        57,200
                                                                                         -----------
                                                                                           1,136,714
                                                                                         -----------
                                Total Domestic Common Stocks..........................     4,492,982
                                                                                         -----------
                              DOMESTIC CONVERTIBLE PREFERRED STOCKS - 1.17%

                              OIL & GAS-SERVICES - 0.71%

                        2,500 Enron Corp.-$1.36 Conv. Pfd. ...........................        60,000
                                                                                         -----------
                              TELECOMMUNICATIONS - 0.46%

                          800 MFS Communications Co., Inc.-$2.68 Conv. Pfd. ..........        38,950
                                                                                         -----------
                                Total Domestic Convertible Preferred Stocks...........        98,950
                                                                                         -----------
                              FOREIGN STOCKS & OTHER EQUITY INTERESTS - 16.70%

                              ARGENTINA - 0.74%

                        7,700 Central Costanera S.A. - Class B (Electric Services)....        23,711
                        2,200 Central Puerto S.A. - Class B (Electric Services).......         8,358
                        1,100 Telefonica de Argentina-ADR (Telephone).................        29,975
                                                                                         -----------
                                                                                              62,044
                                                                                         -----------
                              AUSTRIA - 0.19%

                          270 Oesterreichisch Elektrizitatswirtschafts-AG
                               (Verbundgesellschaft) Class A (Electric Services)......        16,234
                                                                                         -----------
                              BRAZIL - 0.45%

                          800 Telecommunicacoes Brasileiras S/A Telebras-ADR
                               (Telecommunications)...................................        37,900
                                                                                         -----------
                              CANADA - 0.38%

                        2,200 Westcoast Energy, Inc. (Natural Gas Pipeline)...........        32,175
                                                                                         -----------
                              CHILE - 0.90%

                          500 Compania de Telecomunicaciones de Chile S.A.-ADR
                               (Telecommunications)...................................        41,437
                        1,200 Enersis S.A.-ADR (Electric Services)....................        34,200
                                                                                         -----------
                                                                                              75,637
                                                                                         -----------
                              DENMARK - 0.30%

                          900 Tele Danmark A/S-ADR (Telephone)........................        24,862
                                                                                         -----------
                              GERMANY - 0.55%

                        1,060 Veba A.G. (Electric Services)...........................        45,001
                                                                                         -----------

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                                              MARKET
                       SHARES                                                                  VALUE
                       ------                                                                 ------
                              HONG KONG - 0.13%

                          600 Hong Kong Telecom Ltd.-ADR (Telephone)..................   $    10,650
                                                                                         -----------
                              INDONESIA - 0.30%

                          700 PT Indostat-ADR(a) (Telephone)..........................        25,550
                                                                                         -----------
                              ISRAEL - 0.19%

                          700 ECI Telecom Ltd. (Telecommunications)...................        15,968
                                                                                         -----------
                              ITALY - 0.61%

                       15,325 Telecom Italia Mobile S.p.A. (Telephone)................        26,922
                       15,825 Telecom Italia S.p.A. (Telephone).......................        24,542
                                                                                         -----------
                                                                                              51,464
                                                                                         -----------
                              KOREA - 0.38%

                        1,200 Korea Electric Power Corp.-ADR (Electric Services)......        32,100
                                                                                         -----------
                              NETHERLANDS - 0.98%

                          700 Elsag Baily Process Automation N.V.-ADR $2.75 Conv. Pfd.
                               TOPRS(b)
                               (Acquired 12/14/95; cost $35,000) (Electronic
                               Components - Miscellaneous)............................        35,087
                          995 Royal PTT Nederland N.V.-ADR(b) (Acquired 06/13/94-
                               10/23/95; cost $32,569) (Telecommunications)...........        36,068
                          270 Royal PTT Nederland N.V. - Class B (Telecommunications).         9,809
                                                                                         -----------
                                                                                              80,964
                                                                                         -----------
                              NEW ZEALAND - 1.07%

                        1,300 Telecom Corp. of New Zealand Ltd.-ADR (Telephone).......        90,187
                                                                                         -----------
                              NORWAY - 0.46%

                        1,200 Nera AS-ADR(a) (Telecommunications).....................        39,000
                                                                                         -----------
                              PERU - 0.61%

                       24,000 CPT Telefonica Del Peru - Class B (Telephone)...........        51,406
                                                                                         -----------
                              PORTUGAL - 0.38%

                        1,700 Portugal Telecom S.A.-ADR(a) (Telecommunications).......        32,300
                                                                                         -----------
                              SPAIN - 2.06%

                        2,175 Amper S.A. (Electrical Equipment)(a)....................        25,730
                          600 Empresa Nacional de Electricidad S.A. (Electric
                               Services)..............................................        34,350
                          700 Empresa Nacional de Electricidad S.A.-ADR (Electric
                               Services)..............................................        15,925
                          250 Gas Natural SDG-E S.A. (Natural Gas Pipeline)...........        38,953
                        3,600 Iberdrola S.A. .........................................        32,943
                          600 Telefonica de Espana, S.A. (Telecommunications).........        25,125
                                                                                         -----------
                                                                                             173,026
                                                                                         -----------
                              SWEDEN - 1.34%

                           28 Telefonaktiebolaget L.M. Ericsson (Telecommunications)..           548
                        5,720 Telefonaktiebolaget L.M. Ericsson-ADR
                               (Telecommunications)...................................       111,540
                                                                                         -----------
                                                                                             112,088
                                                                                         -----------
                              UNITED KINGDOM - 4.68%

                        5,700 British Gas PLC (National Gas Pipeline).................        22,486
                          300 British Sky Broadcasting Group PLC-ADR
                               (Advertising/Broadcasting).............................        11,287
                        1,400 London Electricity PLC (Electric Services)..............        12,469
                        2,350 Midlands Electricity PLC (Electric Services)............        27,739
                        5,969 National Grid Group PLC (Electric Services).............        18,496
                        5,950 National Power PLC (Electric Services)..................        41,536
                          900 National Power PLC-ADR (Electric Services)..............         8,325
                        4,725 North West Water PLC(a) (Water Supply)..................        45,203

                         AIM V.I. GLOBAL UTILITIES FUND

                                                                                            MARKET
                       SHARES                                                                VALUE
                       ------                                                               ------
                              UNITED KINGDOM--(CONTINUED)

                       1,200  NYNEX CableComms Group(a) (Telecommunications)........   $    20,850
                       2,850  PowerGen PLC (Electric Services)......................        23,569
                       1,100  PowerGen PLC-ADR (Electric Services)..................        14,437
                       2,950  Scottish Power PLC (Electric Services)................        16,951
                       1,150  Seeboard PLC (Electric Services)......................         9,394
                       1,550  South Wales Electricity PLC (Electric Services).......        22,459
                       1,200  Southern Electric PLC (Electric Services).............        16,847
                         700  Vodafone Group PLC-ADR (Telecommunications)...........        24,675
                       1,750  Wessex Water PLC (Water Supply).......................         9,485
                       2,100  Wessex Water PLC - Preference Shares (Water Supply)...         1,663
                       1,200  Yorkshire Electricity PLC (Electric Services).........        12,449
                       3,500  Yorkshire Water PLC (Water Supply)....................        32,178
                                                                                       -----------
                                                                                           392,498
                                                                                       -----------
                                Total Foreign Stocks & Other Equity Interests.......     1,401,054
                                                                                       -----------
                    PRINCIPAL
                      AMOUNT
                    ---------
                              DOMESTIC CONVERTIBLE BONDS - 2.37%

                              COMPUTER SOFTWARE/SERVICES - 0.17%

                     $14,000  Network Equipment Technologies, Conv. Sub. Deb.,
                               7.25%, 05/15/14......................................        14,338
                                                                                       -----------
                              ELECTRIC SERVICES - 0.30%

                      25,000  California Energy Co., Inc., Conv. Sub. Deb., 5.00%,
                               07/31/00(b)
                               (Acquired 04/26/95; cost $22,745)....................        25,195
                                                                                       -----------
                              ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.42%

                      30,000  Altera Corp., Conv. Sub. Notes, 5.75%, 06/15/02(b)
                               (Acquired 06/16/95-12/13/95; cost $31,700)...........        34,950
                                                                                       -----------
                              SEMICONDUCTORS - 0.70%

                      25,000  Analog Devices, Conv. Sub. Notes, 3.50%, 12/01/00.....        26,625
                      35,000  Xilinx Inc., Conv. Sub. Notes, 5.25%, 11/01/02(b)
                               (Acquired 11/07/95; cost $35,000)....................        31,850
                                                                                       -----------
                                                                                            58,475
                                                                                       -----------
                              TELECOMMUNICATIONS - 0.78%

                      80,000  United States Cellular Corp., Conv. Liquid Yield
                               Option Notes, 6.00%, 06/15/15(c).....................        28,500
                      35,000  World Communications, Conv. Sub. Notes, 5.00%,
                               08/15/03.............................................        37,275
                                                                                       -----------
                                                                                            65,775
                                                                                       -----------
                                Total Domestic Convertible Bonds....................       198,733
                                                                                       -----------
                              DOMESTIC NON-CONVERTIBLE BONDS - 5.52%

                              ADVERTISING/BROADCASTING - 0.96%

                      75,000  Time Warner Inc., Notes, 8.18%, 08/15/07..............        80,559
                                                                                       -----------
                              ELECTRIC SERVICES - 0.93%

                      75,000  Arizona Public Service, Deb., 8.00%, 12/30/15.........        77,780
                                                                                       -----------
                              FINANCE (CONSUMER CREDIT) - 1.03%

                      75,000  General Motors Acceptance Corp., Putable Step Up
                               Notes, 9.00%, 10/15/02...............................        86,739
                                                                                       -----------
                              NATURAL GAS PIPELINE - 0.59%

                      45,000  Panhandle Eastern Pipeline, Deb., 7.875%, 08/15/04....        49,631
                                                                                       -----------

                         AIM V.I. GLOBAL UTILITIES FUND

                         PRINCIPAL                                                              MARKET
                            AMOUNT                                                               VALUE
                         ---------                                                              ------

                                   TELECOMMUNICATIONS - 2.01%

                          $150,000 A T & T Corp., Sr. Notes, 7.75%, 03/01/07............   $   168,579
                                                                                           -----------
                                     Total Domestic Non-Convertible Bonds...............       463,288
                                                                                           -----------
                                   FOREIGN NON-CONVERTIBLE BONDS - 2.08%

                                   CANADA - 1.47%

                        CAD 50,000 Bell Canada, Deb. (Telecommunications), 8.80%,
                                    08/17/05............................................        39,660
                        CAD 50,000 Bell Canada, Deb. (Telecommunications), 10.875%,
                                    10/11/04............................................        43,755
                        CAD 50,000 IPL Energy, Deb. (Oil & Gas-Services), 9.67%,
                                    02/23/00............................................        40,049
                                                                                           -----------
                                                                                               123,464
                                                                                           -----------
                                   MEXICO - 0.61%

                            50,000 United Mexican States, Deb. (Foreign Government
                                    Securities), 11.1875%, 07/21/97(b) (Acquired
                                    07/12/95; cost $50,000).............................        51,219
                                                                                           -----------
                                     Total Foreign Non-Convertible Bonds................       174,683
                                                                                           -----------
                                   U.S. TREASURY SECURITIES - 10.15%

                                   U.S. TREASURY BONDS - 1.89%

                           130,000 7.625%, 02/15/25.....................................       158,899
                                                                                           -----------
                                   U.S. TREASURY NOTES - 8.26%

                           650,000 6.50%, 08/15/05......................................       693,214
                                                                                           -----------
                                     Total U.S. Treasury Securities.....................       852,113
                                                                                           -----------
                                   REPURCHASE AGREEMENT - 7.47%(d)

                           627,267 Daiwa Securities America Inc., 5.92%, 01/02/96(e)....       627,267
                                                                                           -----------
                                   TOTAL INVESTMENTS - 98.99%...........................     8,309,070
                                   OTHER ASSETS LESS LIABILITIES - 1.01%................        84,897
                                                                                           -----------
                                   NET ASSETS - 100.00%.................................   $ 8,393,967
                                                                                           ===========
                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) Non-income producing security.
                       (b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1995 was $214,369, which represented 2.55% of net assets.
                       (c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
                       (d) Collateral on repurchase agreement, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (e) Joint repurchase agreement entered into 12/29/95 with a maturing value of $646,679,181.
                           Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due
                           11/15/07 to 02/15/15.

                       Abbreviations:
                       ADR - American Depositary Receipt
                       CAD - Canadian dollars
                       Conv. - Convertible
                       Deb. - Debentures
                       Sr. - Senior
                       Sub. - Subordinated
                       TOPRS - Trust Originated Preferred Securities

                       See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND


AIM V.I. GLOBAL        ASSETS:
UTILITIES FUND
STATEMENT OF           Investments, at value (cost $7,345,626)............................ $ 8,309,070
ASSETS AND             Foreign currencies, at value (cost $20,237)........................      20,328
LIABILITIES            Receivables for:
December 31, 1995        Capital stock sold...............................................      31,966
                         Investments sold.................................................         650
                         Dividends and interest...........................................      61,034
                         Reimbursement from advisor.......................................       5,000
                       Investment for deferred compensation plan..........................       5,158
                       Other assets.......................................................          23
                                                                                           -----------
                           Total assets...................................................   8,433,229
                                                                                           -----------
                       LIABILITIES:

                       Payables for:
                         Investments purchased............................................      21,873
                         Deferred compensation plan.......................................       5,158
                       Accrued directors' fees............................................       1,551
                       Accrued administrative services fees...............................       3,496
                       Accrued operating expenses.........................................       7,184
                                                                                           -----------
                           Total liabilities..............................................      39,262
                                                                                           -----------
                       Net assets applicable to shares outstanding........................ $ 8,393,967
                                                                                           ===========
                       Capital shares, $.001 par value per share:
                         Authorized....................................................... 250,000,000
                                                                                           ===========
                         Outstanding......................................................     721,345
                                                                                           ===========
                       Net asset value, offering and redemption price per share...........      $11.64
                                                                                                ======




                       See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND



AIM V.I. GLOBAL                   INVESTMENT INCOME:
UTILITIES FUND
STATEMENT OF                        Dividends (net of $3,639 foreign withholding tax)...............  $  170,888
OPERATIONS                          Interest........................................................      80,845
For the eleven months                                                                                 ----------
ended December 31, 1995               Total investment income.......................................     251,733
                                                                                                      ----------
                                  EXPENSES:

                                    Advisory fees...................................................      32,703
                                    Custodian fees..................................................      21,094
                                    Administrative services fees....................................      33,582
                                    Directors' fees and expenses....................................       5,083
                                    Professional fees...............................................      22,514
                                    Other...........................................................       2,315
                                                                                                      ----------
                                     Total expenses.................................................     117,291
                                    Less expenses assumed by advisor................................     (46,503)
                                                                                                      ----------
                                     Net expenses...................................................      70,788
                                                                                                      ----------
                                  Net investment income.............................................     180,945
                                                                                                      ----------
                                  REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND
                                   FOREIGN CURRENCY TRANSACTIONS:

                                  Net realized gain (loss) from:
                                    Investment securities...........................................      82,163
                                    Foreign currency transactions...................................      (2,067)
                                                                                                      ----------
                                                                                                          80,096
                                                                                                      ----------
                                  Unrealized appreciation of:
                                    Investment securities...........................................     928,908
                                    Foreign currencies..............................................         475
                                                                                                      ----------
                                                                                                         929,383
                                                                                                      ----------
                                  Net gain on investment securities and foreign currencies..........   1,009,479
                                                                                                      ----------
                                  Net increase in net assets resulting from operations..............  $1,190,424
                                                                                                      ==========

AIM V.I. GLOBAL                                                                             1995        1995
UTILITIES FUND                                                                          ------------ -----------
STATEMENT
OF CHANGES                        OPERATIONS:
IN NET ASSETS
For the eleven months ended         Net investment income..............................  $  180,945  $    62,600
December 31, 1995 and the           Net realized gain (loss) from investment securities
period May 2, 1994                   and foreign currency transactions.................      80,096      (63,919)
(date operations commenced)         Net unrealized appreciation of investment
through January 31, 1995             securities and foreign currencies.................     929,383       33,906
                                                                                         ----------  -----------
                                     Net increase in net assets resulting from
                                      operations.......................................   1,190,424       32,587
                                    Net increase from capital stock transactions.......   4,441,375    2,981,631
                                    Distributions to shareholders from net investment
                                     income............................................    (186,096)     (56,551)
                                    Distributions from net realized capital gains......      (9,403)          --
                                                                                         ----------  -----------
                                     Net increase in net assets........................   5,436,300    2,957,667

                                  NET ASSETS:

                                    Beginning of period................................   2,957,667           --
                                                                                         ----------  -----------
                                    End of period......................................  $8,393,967  $ 2,957,667
                                                                                         ==========  ===========
                                  NET ASSETS CONSIST OF:

                                    Capital (par value and additional paid-in).........  $7,423,006  $ 2,981,631
                                    Undistributed net investment income................        (769)       6,049
                                    Undistributed net realized gain (loss) from
                                     investment securities and foreign currency
                                     transactions......................................       8,441      (63,919)
                                    Unrealized appreciation of investment securities
                                     and foreign currencies............................     963,289       33,906
                                                                                         ----------  -----------
                                                                                         $8,393,967  $ 2,957,667
                                                                                         ==========  ===========
                                  See Notes to Financial Statements.


                         AIM V.I. GLOBAL UTILITIES FUND


AIM V.I. GLOBAL        NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
UTILITIES FUND          AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO               organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL              Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
STATEMENTS             investment company consisting of nine portfolios. Matters affecting each
December 31, 1995      portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Global Utilities Fund (the "Fund").
                       The Fund's investment objective is to achieve a high level of current income, and as a secondary objective the Fund seeks to achieve capital appreciation, by investing primarily in the common and preferred stocks of public utility companies (either domestic or foreign). Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.

                        The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                       A. Security Valuations - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market
                          System are valued at the last reported sales price or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Non-convertible debt securities are valued on the basis of valuations furnished by a pricing service, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service, (ii) securities for which representative exchange prices are available, and (iii) securities reported in the NASDAQ National Market
                          System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Exchange listed convertible debt securities are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock
                          Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
                       B. Securities Transactions, Investment Income and Distributions - Securities
                          transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1995, undistributed net realized gain (loss) was increased and undistributed net investment income reduced by $1,667 in order to comply with the requirements of the
                          American Institute of Certified Public Accountants Statement of Position 93-
                          2. Net assets of the Fund were unaffected by the reclassification discussed above.
                       C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                       D. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
                          dollars at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S.
                          dollar amounts on the respective dates of such transactions.





                         AIM V.I. GLOBAL UTILITIES FUND

                       E. Forward Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a currency contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                       NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                        The Company has entered into a master investment advisory agreement with A I M
                       Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the eleven months ended December 31,
                       1995, AIM waived advisory fees of $32,703 and reimbursed expenses of $13,800 with respect to the Fund.

                        Pursuant to a master administrative services agreement between the Company and
                       AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                       During the eleven months ended December 31, 1995, AIM was reimbursed $33,582 for such services.

                        The Company has entered into a master distribution agreement with A I M
                       Distributors, Inc. ("AIM Distributors") to serve as the distributor for the
                       Fund.

                        Certain officers and directors of the Company are officers of AIM and AIM
                       Distributors.

                        During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,355 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                       Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                       NOTE 3 - DIRECTORS' FEES

                        Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       NOTE 4 - INVESTMENT SECURITIES

                        The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the eleven months ended
                       December 31, 1995 was $6,844,524 and $2,777,535, respectively.

                        The amount of unrealized appreciation of investment securities, on a tax basis, as of December 31, 1995 is as follows:

                       Aggregate unrealized appreciation of investment securities.......... $1,001,165
                       Aggregate unrealized (depreciation) of investment securities........    (40,407)
                                                                                            ----------
                       Net unrealized appreciation of investment securities................ $  960,758
                                                                                            ==========

                        Cost of investments for tax purposes is $7,348,312.

                                       49

                         AIM V.I. GLOBAL UTILITIES FUND

                       NOTE 5 - CAPITAL STOCK

                        Changes in capital stock outstanding during the eleven months ended December
                       31, 1995 and the period May 2, 1994 (date operations commenced) through January
                       31, 1995 were as follows:


                                                             December 31, 1995     January 31, 1995
                                                            --------------------  -------------------
                                                             Shares     Amount    Shares     Amount
                                                            --------  ----------  -------  ----------
                       Sold................................  535,828  $5,682,400  303,347  $2,952,131
                       Issued as reinvestment of
                        distributions......................   17,742     195,499    5,893      56,551
                       Reacquired.......................... (134,462) (1,436,524)  (4,003)    (27,051)
                                                            --------  ----------  -------  ----------
                                                             419,108  $4,441,375  305,237  $2,981,631
                                                            ========  ==========  =======  ==========

                       NOTE 6 - FINANCIAL HIGHLIGHTS

                        Shown below are the condensed financial highlights for a share outstanding of the Fund during the eleven months ended July 31, 1995 and the period May 2,
                       1994 (date operations commenced) through January 31, 1995.


                                                                         December 31,  January 31,
                                                                             1995         1995
                                                                         ------------  -----------
                       Net asset value, beginning of period............      $9.69       $10.00
                                                                            ------       ------
                       Income from investment operations:
                         Net investment income.........................       0.29         0.27
                         Net gains (losses) on securities (both
                          realized and unrealized).....................       1.98        (0.33)
                                                                            ------       ------
                          Total from investment operations.............       2.27        (0.06)
                                                                            ------       ------
                       Less distributions:
                         Dividends from net investment income..........      (0.31)       (0.25)
                         Distributions from capital gain...............      (0.01)          --
                                                                            ------       ------
                         Total distributions...........................      (0.32)       (0.25)
                                                                            ------       ------
                       Net asset value, end of period..................     $11.64       $ 9.69
                                                                            ======       ======
                       Total return(a).................................      23.73%       (0.56)%
                                                                            ======       ======
                       Ratios/supplemental data:
                       Net assets, end of period (000s omitted)........     $8,394       $2,958
                                                                            ======       ======
                       Ratio of expenses to average net assets.........       1.47%(b)     1.31%(c)(d)
                                                                            ======       ======
                       Ratio of net investment income to average net
                        assets.........................................       3.76%(b)     4.39%(c)(d)
                                                                            ======       ======
                       Portfolio turnover rate.........................         58%          69%
                                                                            ======       ======

                       ------------
                       (a) Total return is not annualized.
                       (b) Ratios are annualized and based on average net assets of $5,261,394.
                           Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense reimbursements are 2.44% and 2.79%, respectively.
                       (c) Annualized.
                       (d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and expense
                           reimbursements are 2.80% and 2.90%, respectively.



                         AIM V.I. GLOBAL UTILITIES FUND

REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and liabilities of AIM
                       V.I. Global Utilities Fund, a series of shares of common stock of AIM Variable
                       Insurance Funds, Inc. including the schedule of investments as of December 31,
                       1995, the related statement of operations for the eleven month period then ended and the statement of changes in net assets and financial highlights for the eleven month period then ended and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                       December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                       V.I. Global Utilities Fund, as of December 31, 1995, the results of operations for the eleven month period then ended and the changes in its net assets and the financial highlights for the eleven month period then ended and the period
                       May 2, 1994 through January 31, 1995, in conformity with generally accepted accounting principles.

                                                     TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 26, 1996


                         AIM V.I. GLOBAL UTILITIES FUND

AIM V.I. GOVERNMENT    AIM V.I. Government Securities Fund gained 13.84% during
SECURITIES FUND        the 11 months ended December 31, 1995, as sharply
MANAGEMENT'S           declining interest rates and mild inflation fueled one of
DISCUSSION             the strongest rallies in bonds on record. Because the
AND ANALYSIS           Fund changed its fiscal year-end from January 31 to
                       December 31, all performance figures in this report represent the 11-month period 1/31/95-12/31/95.
                        The strength of the rally surprised many investors,
                       coming on the heels of the disappointing performance of bonds in 1994. Falling interest rates were the most visible catalyst driving bond markets during the year.
                       After boosting interest rates at a record clip in 1994, the Federal Reserve Bank reversed its policy and eased interest rates twice in 1995. It was the first time the central bank had lowered rates since 1992.
                        Bonds also attracted increased demand from foreign
                       central banks during the year. The Federal Reserve Bank reported that foreign custody holdings of U.S. Treasury securities rose 21% to more than $500 billion by the end of December.
                        The bond market's rally was paced by a sharp drop in
                       long-term yields, which saw the benchmark 30-year U.S.
                       Treasury fall to 5.95% as of December 31, 1995. Mortgage-backed securities were a step behind U.S. Treasuries during the year amid investor concerns that low interest rates would prompt homeowners to refinance their mortgages. Early repayment shortens the life of a mortgage security and reduces its overall return.
                        As the year drew to a close, bond markets were
                       anticipating yet another interest rate cut by the central bank and a credible budget compromise in Congress. In
                       December, the 30-year U.S. Treasury bond yield was pushed below 6% for the first time since late 1993.
                        By December 31, 1995, the Fund had invested
                       approximately 60% of its assets in U.S. Treasury and agency securities, with 33% allocated to mortgage-backed securities. The Fund remained close to fully-invested levels with investments in cash and cash-equivalent securities held to approximately 7%. The Fund's average maturity was 6.87 years and its duration was 4.30 years.
                       Of course, the Fund's portfolio composition is subject to change and there is no guarantee the Fund will continue to hold any particular security.

                       -------------------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                                                               1995*   Inception**
                       AIM V.I. Government Securities Fund     13.84%  5.46%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/5/93
                       -------------------------------------------------------------------------------
                       -------------------------------------------------------------------------------
                                                             Lehman Bros.
                               AIM V.I. Government     Intermediate Government    Lipper Intermediate
                                Securities Fund              Bond Index          U.S. Gov't Fund Index
                              ---------------------    -----------------------   ---------------------
GROWTH OF              5/5/93      $10,000                   $10,000                   $10,000
A HYPOTHETICAL                      10,150                    10,117                    10,153
$10,000 INVESTMENT                  10,363                    10,331                    10,393
                       12/93        10,355                    10,346                    10,387
                                    10,063                    10,155                    10,117
                                     9,922                    10,098                     9,983
                                     9,968                    10,175                    10,021
                       12/94         9,969                    10,164                    10,005
                                    10,367                    10,587                    10,441
                                    10,935                    11,083                    10,894
                                    11,077                    11,255                    11,057
                       12/95        11,520                    11,631                    11,468

                       Past performance cannot guarantee comparable future results.
                       -------------------------------------------------------------------------------

                       The performance figures shown represent the AIM V.I. Government Securities Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's performance would have been lower had expenses not been waived. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost.
                       Source: Towers Data Systems HYPO(R).
                        Lipper Analytical Services, Inc., is an independent
                       mutual fund performance monitor. The unmanaged Lipper Intermediate U.S. Government Funds Index represents an average of the performance of the 30 largest intermediate government securities funds. Results for the Lipper Index and the Lehman Index are for the period 4/30/93 through 12/31/95. Source: Lipper Analytical Services, Inc. The Lehman Bros. Intermediate Government Bond Index is an unmanaged composite generally considered representative of intermediate U.S. Treasury and U.S. government agency securities. Source: Lehman Brothers.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                      AIM V.I. GOVERNMENT SECURITIES FUND

AIM V.I. GOVERNMENT      PRINCIPAL                                                                MARKET
SECURITIES FUND           AMOUNT                                                                  VALUE
SCHEDULE OF              ---------                                                                ------
INVESTMENTS                        U.S. GOVERNMENT AGENCIES - 72.04%
December 31, 1995
                                   FEDERAL FARM CREDIT BANK - 1.03%

                         $ 200,000 Medium term notes
                                    5.96%, 07/14/03.......................................   $   201,970
                                                                                             -----------
                                   FEDERAL HOME LOAN BANK - 7.58%

                                   Debentures
                           150,000  8.375%, 10/25/99......................................       164,798
                           500,000  7.31%, 07/06/01.......................................       538,025
                           285,000  7.78%, 10/19/01.......................................       315,307
                           400,000  8.17%, 12/16/04.......................................       463,744
                                                                                             -----------
                                                                                               1,481,874
                                                                                             -----------
                                   FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.88%

                                   Debentures
                           150,000  6.13%, 08/19/99.......................................       153,264
                           500,000  7.90%, 09/19/01.......................................       553,680
                           300,000  6.185%, 11/26/03......................................       296,649
                           500,000  8.00%, 01/26/05.......................................       574,260
                           500,000  8.115%, 01/31/05......................................       578,230
                                   Pass through certificates
                         1,021,304  6.00%, 11/01/08 to 08/01/10...........................     1,011,397
                           559,598  6.50%, 12/01/08 to 07/01/23...........................       557,290
                           405,179  10.50%, 08/01/19......................................       443,412
                           291,121  8.50%, 08/01/24.......................................       303,946
                                                                                             -----------
                                                                                               4,472,128
                                                                                             -----------
                                   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.49%

                                   Debentures
                           400,000  7.55%, 04/22/02.......................................       438,232
                           500,000  8.50%, 02/01/05.......................................       547,420
                                   Medium term notes
                           400,000  7.68%, 12/01/97.......................................       416,480
                           500,000  5.42%, 06/02/99.......................................       497,640
                           300,000  7.375%, 03/28/05......................................       331,758
                                   Pass through certificates
                           580,790  7.50%, 11/01/09 to 06/01/25...........................       596,569
                           672,426  6.50%, 10/01/10 to 06/01/23...........................       673,716
                           677,662  8.25%, 04/01/22.......................................       704,653
                           448,199  8.50%, 09/01/24.......................................       467,799
                           498,729  7.00%, 09/01/25.......................................       503,082
                                                                                             -----------
                                                                                               5,177,349
                                                                                             -----------
                                   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.62%

                                   Pass through certificates
                           111,258  9.50%, 08/15/03 to 09/15/16...........................       119,421
                           277,816  9.00%, 09/15/08 to 10/15/16...........................       297,346
                            52,159  11.00%, 10/15/15......................................        58,564
                            87,599  10.50%, 09/15/17 to 11/15/19..........................        97,233
                           530,467  6.50%, 12/15/23.......................................       526,647
                                                                                             -----------
                                                                                               1,099,211
                                                                                             -----------
                                   PRIVATE EXPORT FUNDING COMPANY - 1.66%

                           300,000 Debentures
                                    7.30%, 01/31/02.......................................       323,766
                                                                                             -----------
                                   STUDENT LOAN MARKETING ASSOCIATION - 4.12%

                                   Debentures
                           500,000  5.65%, 02/22/99.......................................       499,215
                           150,000  5.55%, 12/15/99.......................................       150,329
                           150,000  6.50%, 08/01/02.......................................       156,290
                                                                                             -----------
                                                                                                 805,834
                                                                                             -----------
                                   TENNESSEE VALLEY AUTHORITY - 2.66%

                           500,000 Debentures
                                    6.375%, 06/15/05......................................       518,985
                                                                                             -----------
                                       Total U.S. Government Agencies.....................    14,081,117
                                                                                             -----------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                         PRINCIPAL                                                               MARKET
                            AMOUNT                                                                VALUE
                         ---------                                                               ------
                                   U.S. TREASURY SECURITIES - 20.54%

                                   U.S. TREASURY NOTES & BONDS - 20.23%

                        $  300,000  6.875%, 08/31/99.....................................   $   315,327
                         1,750,000  6.25%, 05/31/00 to 08/15/23..........................     1,809,497
                           500,000  7.50%, 02/15/05......................................       567,435
                         1,100,000  7.25%, 05/15/16 to 08/15/22..........................     1,261,852
                                                                                            -----------
                                                                                              3,954,111
                                                                                            -----------
                                   U.S. TREASURY STRIPS - 0.31%

                           250,000  6.80%(a), 11/15/18...................................        60,250
                                                                                            -----------
                                       Total U.S. Treasury Securities....................     4,014,361
                                                                                            -----------
                                   REPURCHASE AGREEMENT - 6.30%(b)

                         1,231,821 Daiwa Securities America, Inc., 5.92%, 01/02/96(c)....     1,231,821
                                                                                            -----------
                                   TOTAL INVESTMENTS - 98.88%............................    19,327,299
                                   OTHER ASSETS LESS LIABILITIES - 1.12%.................       218,092
                                                                                            -----------
                                   NET ASSETS - 100.00%..................................   $19,545,391
                                                                                            ===========
                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) U.S. Treasury STRIPS are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                       (b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (c) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                           $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations,
                           7.875% to 11.25% due 11/15/07 to 02/15/15.


                       See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND


AIM V.I. GOVERNMENT     ASSETS:
SECURITIES FUND
STATEMENT OF            Investments, at market value (cost $18,692,275).................... $19,327,299
ASSETS AND              Interest receivable................................................     235,597
LIABILITIES             Investment for deferred compensation plan..........................       7,626
December 31, 1995       Organizational costs, net..........................................       6,773
                        Other assets.......................................................       9,465
                                                                                            -----------
                            Total assets...................................................  19,586,760
                                                                                            -----------
                        LIABILITIES:

                        Payable for capital stock purchased................................       8,670
                        Payable for deferred compensation..................................       7,626
                        Accrued advisory fees..............................................       8,040
                        Accrued directors' fees............................................       1,398
                        Accrued administrative service fees................................       1,831
                        Accrued operating expenses.........................................      13,804
                                                                                            -----------
                            Total liabilities..............................................      41,369
                                                                                            -----------
                        Net assets applicable to shares outstanding........................ $19,545,391
                                                                                            ===========
                        Capital shares, $.001 par value per share:
                          Authorized....................................................... 250,000,000
                                                                                            ===========
                          Outstanding......................................................   1,921,357
                                                                                            ===========
                        Net asset value, offering and redemption price per share...........      $10.17
                                                                                            ===========



                  See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

AIM V.I. GOVERNMENT      INVESTMENT INCOME:
SECURITIES FUND
STATEMENT OF               Interest.......................................................... $  990,824
OPERATIONS                                                                                    ----------
For the eleven months    EXPENSES:
ended December 31, 1995
                           Advisory fees.....................................................     71,080
                           Custodian fees....................................................     13,735
                           Administrative service fees.......................................     30,769
                           Directors' fees and expenses......................................      5,567
                           Professional fees.................................................     27,942
                           Organizational costs..............................................      2,541
                           Other.............................................................     17,950
                                                                                              ----------
                             Total expenses..................................................    169,584
                                                                                              ----------
                         Net investment income...............................................    821,240
                                                                                              ----------
                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES:

                         Net realized gain (loss) on sales of investment securities..........   (148,986)
                         Unrealized appreciation of investment securities....................  1,343,577
                                                                                              ----------
                         Net gain on investment securities...................................  1,194,591
                                                                                              ----------
                         Net increase in net assets resulting from operations................ $2,015,831
                                                                                              ==========

AIM V.I. GOVERNMENT                                                            December 31,  January 31,
SECURITIES FUND                                                                    1995         1995
STATEMENT                                                                      ------------  -----------
OF CHANGES               OPERATIONS:
IN NET ASSETS
For the eleven months      Net investment income.............................. $   821,240   $   675,548
ended December 31, 1995    Net realized gain (loss) on sales of investment
and the year ended          securities........................................    (148,986)     (282,363)
January 31, 1995           Net unrealized appreciation (depreciation) of
                            investment securities.............................   1,343,577      (760,122)
                                                                               -----------   -----------
                             Net increase (decrease) in net assets resulting
                              from operations.................................   2,015,831      (366,937)
                         Net equalization credits.............................     199,339        46,268
                         Net increase from capital stock transactions.........   5,295,385     3,196,439
                         Distributions to shareholders from net investment
                          income..............................................    (852,380)     (631,778)
                                                                               -----------   -----------
                             Net increase in net assets.......................   6,658,175     2,243,992
                         NET ASSETS:

                           Beginning of period................................  12,887,216    10,643,224
                                                                               -----------   -----------
                           End of period...................................... $19,545,391   $12,887,216
                                                                               ===========   ===========
                         NET ASSETS CONSIST OF:

                           Capital (par value and additional paid-in)......... $18,951,306   $13,655,921
                           Undistributed net investment income................     409,777       241,578
                           Undistributed net realized gain (loss) on sales of
                            investment securities.............................    (450,716)     (301,730)
                           Unrealized appreciation (depreciation) of
                            investment securities.............................     635,024      (708,553)
                                                                               -----------   -----------
                                                                               $19,545,391   $12,887,216
                                                                               ===========   ===========

                   See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

AIM V.I. GOVERNMENT    NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
SECURITIES FUND         AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO               organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL              Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
STATEMENTS             investment company consisting of nine portfolios. Matters affecting each
December 31, 1995      portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year end was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Government Securities Fund
                       (the "Fund"). The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the U.S.
                       Government. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.
                        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the
                       Fund in the presentation of its financial statements.
                       A. Security Valuations - Debt obligations that are issued or guaranteed by the
                          U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by the pricing service are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
                       B. Securities Transactions, Investment Income and Distributions - Securities
                          transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are recorded on the ex-dividend date.
                          Realized gains or losses from securities transactions are recorded on the identified cost basis.
                       C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                          The Fund had capital loss carryforwards (which may be carried forward to offset future taxable capital gains, if any) of $399,008, which expires, if not previously utilized, through the year 2003.
                       D. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and the costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
                       E. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.

                       NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
                        The Company has entered into a master investment advisory agreement with A I M
                       Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
                        Pursuant to a master administrative services agreement between the Company and
                       AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                       During the eleven months ended December 31, 1995, AIM was reimbursed $30,769 for such services.
                        The Company has entered into a master distribution agreement with A I M
                       Distributors, Inc. ("AIM Distributors") to serve as the distributor of the
                       Fund's shares.
                        Certain officers and directors of the Company are officers of AIM and AIM
                       Distributors.


                      AIM V.I. GOVERNMENT SECURITIES FUND

                        During the eleven months ended December 31, 1995, the Fund incurred legal fees of $1,602 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                       Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                       NOTE 3 - DIRECTORS' FEES
                        Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

                       NOTE 4 - INVESTMENT SECURITIES
                        The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the eleven months ended
                       December 31, 1995 was $10,613,846 and $5,500,354, respectively.
                        The amount of unrealized appreciation (depreciation) of investment securities as of December 31, 1995 is as follows:

                       Aggregate unrealized appreciation of investment securities............ $675,091
                       Aggregate unrealized (depreciation) of investment securities..........  (40,067)
                                                                                              --------
                       Net unrealized appreciation of investment securities.................. $635,024
                                                                                              ========

                        Investments have the same cost for tax and financial statement purposes.

                       NOTE 5 - CAPITAL STOCK
                        Changes in capital stock outstanding during the eleven months ended December
                       31, 1995 and the year ended January 31, 1995 were as follows:

                                                           December 31, 1995      January 31, 1995
                                                          --------------------  ---------------------
                                                           Shares     Amount     Shares     Amount
                                                          --------  ----------  --------  -----------
                       Sold..............................  693,583  $6,660,171   500,188  $ 4,784,080
                       Issued as reinvestment of
                        distributions....................   85,675     852,380    66,676      631,778
                       Reacquired........................ (229,935) (2,217,166) (234,604)  (2,219,419)
                                                          --------  ----------  --------  -----------
                                                           549,323  $5,295,385   332,260  $ 3,196,439
                                                          ========  ==========  ========  ===========


                       NOTE 6 - FINANCIAL HIGHLIGHTS
                        Shown below are the condensed financial highlights for a
                       share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended January 31, 1995, and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                                                                   January 31,
                                                                  December 31,   -------------------
                                                                      1995        1995        1994
                                                                  ------------   -------     -------
                       Net asset value, beginning of period.....    $  9.39      $ 10.24     $ 10.00
                                                                    -------      -------     -------
                       Income from investment operations:
                         Net investment income..................       0.54         0.53        0.38
                         Net gains (losses) on securities (both
                          realized and unrealized)..............       0.74        (0.88)       0.10
                                                                    -------      -------     -------
                              Total from investment operations..       1.28        (0.35)       0.48
                                                                    -------      -------     -------
                       Less distributions:
                         Dividends from net investment income...      (0.50)       (0.50)      (0.24)
                                                                    -------      -------     -------
                              Total distributions...............      (0.50)       (0.50)      (0.24)
                                                                    -------      -------     -------
                       Net asset value, end of period...........    $ 10.17      $  9.39     $ 10.24
                                                                    =======      =======     =======
                       Total return(a)..........................      13.84%       (3.42)%      4.78%
                                                                    =======      =======     =======
                       Ratios/supplemental data:
                       Net assets, end of period (000s omitted).    $19,545      $12,887     $10,643
                                                                    =======      =======     =======
                       Ratio of expenses to average net assets..       1.19%(b)     0.95%(c)    1.00%(c)
                                                                    =======      =======     =======
                       Ratio of net investment income to average
                        net assets..............................       5.78%(b)     5.51%(d)    4.74%(d)
                                                                    =======      =======     =======
                       Portfolio turnover rate..................         41%          29%          0%
                                                                    =======      =======     =======
                       ------
                       (a) Total returns for periods less than one year are not annualized.
                       (b) Ratios are annualized and are based on average net assets of $15,535,425.
                       (c) Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.10% and 1.80% (annualized) for January,
                           1995 and 1994, respectively.
                       (d) Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 5.35% and 3.94%
                           (annualized) for January, 1995 and 1994, respectively.


                      AIM V.I. GOVERNMENT SECURITIES FUND


REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and liabilities of AIM
                       V.I. Government Securities Fund, a series of shares of common stock of AIM
                       Variable Insurance Funds, Inc. including the schedule of investments as of
                       December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31,
                       1995, and the period May 5, 1993 (commencement of operations) through January
                       31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                       December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
                       We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                       V.I. Government Securities Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31,
                       1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995, and the period May 5, 1993 (commencement of operations) through January 31, 1994, in conformity with generally accepted accounting principles.

                                                     TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 26, 1996

                      AIM V.I. GOVERNMENT SECURITIES FUND

AIM V.I. GROWTH FUND   During one of the strongest years for stocks on record,
MANAGEMENT'S           AIM V.I. Growth Fund gained 34.89% for the 11 months
DISCUSSION             ended December 31, 1995. Because the Fund changed its
AND ANALYSIS           fiscal year-end from January 31 to December 31, all
                       performance figures in this report represent the 11-month
                       period 1/31/95-12/31/95.
                        The market's strength was broad-based, resuscitating
                       large-capitalization stocks that had been out of favor
                       for three years. The popular Dow Jones Industrial Average
                       (DJIA), which measures the performance of 30 large
                       capitalization companies, gained a stunning 36.83% during
                       the reporting period, topped by the Standard & Poor's
                       Composite Index of 500 Stocks (S&P 500), which gained
                       37.45%. The S&P 500 is widely regarded by investors as
                       representative of the stock market in general.
                        The record advance also netted only modest relative
                       volatility. The largest correction in the DJIA in 1995
                       was 3.3%--the first year since 1900 it had experienced
                       such a scant correction from peak to trough--thanks to
                       more frequent group rotations within the market. Evolving
                       market leadership carried various sectors into and out of
                       favor, yet left the major averages virtually unscathed.
                        Rising corporate earnings were the most visible catalyst
                       driving markets during the year. With fourth-quarter
                       earnings just coming in as of this writing, Barron's
                       estimated that corporate earnings were up 20% overall for
                       the year, thanks in particular to upside earnings
                       surprises.
                        The Fund was broadly diversified during the reporting
                       period, with 229 holdings as of December 31, 1995. The
                       Fund primarily emphasized medical products and services,
                       technology, and financial services sectors, with the most
                       significant weighting in pharmaceutical makers,
                       semiconductor producers, and consumer credit companies.
                       The Fund's top five equity holdings included:
                        .       Philip Morris Companies, Inc.
                        .       Abbott Laboratories
                        .       Schering-Plough Corp.
                        .       LAM Research Corp.
                        .       Healthsouth Corp.
                        Of course, the Fund's composition is subject to change
                       and there is no guarantee the Fund will continue to hold any particular security.

                       --------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                                                       1995*   Inception**
                       AIM V.I. Growth Fund              34.89%  15.12%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/5/93
                       --------------------------------------------------------------
                       --------------------------------------------------------------
                                  AIM V.I.                     Lipper Growth
                                Growth Fund        S&P 500       Fund Index
                                -----------        -------     -------------
GROWTH OF A            5/5/93     $10,000          $10,000        $10,000
HYPOTHETICAL                       10,460           10,290         10,430
$10,000 INVESTMENT                 11,170           10,472         10,930
                       12/93       11,066           10,714         11,177
                                   10,686           10,311         10,843
                                   10,155           10,355         10,606
                                   10,876           10,650         11,126
                       12/94       10,792           10,859         11,001
                                   11,768           11,913         11,797
                                   13,208           13,047         13,059
                                   14,758           14,081         14,245
                       12/95       14,544           14,926         14,465

                       Past performance cannot guarantee comparable future results.
                       --------------------------------------------------------------

                       The performance figures shown represent the AIM V.I. Growth Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Standard & Poor's Composite Index of 500 Stocks (S&P
                       500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Source: Towers Data Systems HYPO(R).
                        Lipper Analytical Services, Inc., is an independent
                       mutual fund performance monitor. The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth mutual funds.
                       Source: Lipper Analytical Services, Inc. Results for the Lipper Index are for the period 4/30/93 through 12/31/95.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                              AIM V.I. GROWTH FUND

AIM V.I. GROWTH                                                                                MARKET
FUND                   SHARES                                                                   VALUE
SCHEDULE OF            ------                                                                  ------
INVESTMENTS
December 31, 1995             COMMON STOCKS - 80.43%

                              AEROSPACE/DEFENSE - 1.06%

                        6,000 Boeing Co. ..............................................   $   470,258
                        2,200 Raytheon Co. ............................................       103,950
                        5,000 Rockwell International Co. ..............................       264,375
                        2,600 United Technologies Corp. ...............................       246,675
                                                                                          -----------
                                                                                            1,085,258
                                                                                          -----------
                              APPLIANCES - 0.75%

                       20,000 Newell Co. ..............................................       517,500
                        5,000 Premark International Inc. ..............................       253,125
                                                                                          -----------
                                                                                              770,625
                                                                                          -----------
                              AUTOMOBILE/TRUCK PARTS & TIRES - 0.51%

                       14,400 Echlin Inc. .............................................       525,600
                                                                                          -----------
                              AUTOMOBILE (MANUFACTURERS) - 0.24%

                        4,500 Chrysler Corp. ..........................................       249,187
                                                                                          -----------
                              BANKING - 0.83%

                        6,500 Corestates Financial Corp. ..............................       246,187
                        7,000 Norwest Bank Corp. ......................................       231,000
                       14,200 Southern National Corp. .................................       372,750
                                                                                          -----------
                                                                                              849,937
                                                                                          -----------
                              BANKING (MONEY CENTER) - 0.66%

                        4,000 BankAmerica Corp. .......................................       259,000
                        6,900 Chase Manhattan Corp. ...................................       418,312
                                                                                          -----------
                                                                                              677,312
                                                                                          -----------
                              BEVERAGES (ALCOHOLIC) - 1.06%

                       97,800 Bass PLC-ADR.............................................     1,091,307
                                                                                          -----------
                              BEVERAGES - 0.71%

                       13,000 PepsiCo Inc. ............................................       726,375
                                                                                          -----------
                              BIOTECHNOLOGY - 0.06%

                        1,400 Guidant Corp. ...........................................        59,150
                                                                                          -----------
                              BUSINESS SERVICES - 1.22%

                       10,800 Equifax Inc. ............................................       230,850
                        5,500 Healthcare COMPARE Corp.(a)..............................       239,250
                       11,000 Olsten Corp. (The).......................................       434,500
                       11,500 Servicemaster L.P. ......................................       347,875
                                                                                          -----------
                                                                                            1,252,475
                                                                                          -----------
                              CHEMICALS (SPECIALTY) - 0.97%

                       13,000 Cabot Corp. .............................................       700,375
                        5,000 W.R. Grace & Co. ........................................       295,625
                                                                                          -----------
                                                                                              996,000
                                                                                          -----------
                              COMPUTER MINI/PCS - 3.23%

                       20,000 COMPAQ Computer Corp.(a).................................       960,000
                       26,600 Dell Computer Corp.(a)...................................       921,025
                        9,000 Digital Equipment Corp.(a)...............................       577,125
                        6,500 Hewlett-Packard Co. .....................................       544,375
                        6,800 Sun Microsystems, Inc.(a)................................       310,250
                                                                                          -----------
                                                                                            3,312,775
                                                                                          -----------

                                       61
                              AIM V.I. GROWTH FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              COMPUTER NETWORKING - 3.77%

                       21,000 Bay Network, Inc.(a).....................................   $   863,625
                        3,750 Cabletron Systems, Inc.(a)...............................       303,750
                       14,000 Cisco Systems, Inc.(a)...................................     1,044,750
                       23,700 ECI Telecommunications Limited Designs...................       540,656
                        9,700 Madge Networks N.V.(a)...................................       434,075
                       14,600 3Com Corp.(a)............................................       680,725
                                                                                          -----------
                                                                                            3,867,581
                                                                                          -----------
                              COMPUTER PERIPHERALS - 1.58%

                        9,500 Adaptec, Inc.(a).........................................       389,500
                       15,000 EMC Corp.(a).............................................       230,625
                       16,500 Seagate Technology Inc.(a)...............................       783,750
                        2,500 U.S. Robotics Corp.(a)...................................       219,375
                                                                                          -----------
                                                                                            1,623,250
                                                                                          -----------
                              COMPUTER SOFTWARE & SERVICES - 4.44%

                        5,300 Adobe Systems, Inc. .....................................       328,600
                       12,700 BMC Software, Inc.(a)....................................       542,925
                       15,000 Cadence Design Systems, Inc.(a)..........................       630,000
                       17,600 Computer Associates International, Inc. .................     1,001,000
                       11,000 FTP Software, Inc.(a)....................................       319,000
                       10,000 Mentor Graphics Corp.(a).................................       182,500
                        5,500 Microsoft Corp.(a).......................................       482,625
                       11,900 SoftKey International Inc.(a)............................       275,188
                        4,500 Sterling Software, Inc.(a)...............................       280,687
                       21,000 Symantec Corp.(a)........................................       488,250
                          600 Synopsys, Inc.(a)........................................        22,800
                                                                                          -----------
                                                                                            4,553,575
                                                                                          -----------
                              CONGLOMERATES - 1.57%

                       10,000 Dial Corp. (The).........................................       296,250
                       13,000 Loews Corp. .............................................     1,018,875
                        8,200 Tyco International Ltd. .................................       292,125
                                                                                          -----------
                                                                                            1,607,250
                                                                                          -----------
                              CONTAINERS - 0.55%

                       10,300 Ball Corp. ..............................................       283,250
                        6,000 First Brands Corp. ......................................       285,750
                                                                                          -----------
                                                                                              569,000
                                                                                          -----------
                              COSMETICS & TOILETRIES - 0.45%

                        3,800 Alberto-Culver Co. - Class A.............................       115,900
                        2,000 Gillette Co. (The).......................................       104,250
                        3,000 Procter & Gamble Co. ....................................       249,000
                                                                                          -----------
                                                                                              469,150
                                                                                          -----------
                              ELECTRONIC COMPONENTS - 2.19%

                       13,000 Amphenol Corp.(a)........................................       315,250
                        9,800 Anixter International Inc.(a)............................       182,525
                          900 AVX Corp. ...............................................        23,850
                       10,000 Elsag Bailey Process Automation N.V.(a)..................       268,750
                        9,200 Tektronix, Inc. .........................................       451,950
                       40,000 Teradyne, Inc.(a)........................................     1,000,000
                                                                                          -----------
                                                                                            2,242,325
                                                                                          -----------

                                       62
                              AIM V.I. GROWTH FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              ELECTRONIC/PC DISTRIBUTORS - 1.52%

                       17,000 Arrow Electronics, Inc.(a)...............................   $   733,125
                       18,500 Avnet, Inc. .............................................       827,875
                                                                                          -----------
                                                                                            1,561,000
                                                                                          -----------
                              ELECTRONICS/DEFENSE - 0.21%

                        3,000 Sundstrand Corp. ........................................       211,125
                                                                                          -----------
                              FINANCE (ASSET MANAGEMENT) - 1.52%

                       25,000 Bear Stearns Companies, Inc. (The).......................       496,875
                       10,800 Finova Group, Inc. ......................................       521,100
                        3,000 Morgan Stanley Group, Inc. ..............................       241,875
                       15,100 PaineWebber Group, Inc. .................................       302,000
                                                                                          -----------
                                                                                            1,561,850
                                                                                          -----------
                              FINANCE (CONSUMER CREDIT) - 5.07%

                       28,000 Countrywide Credit Industries, Inc. .....................       609,000
                       10,000 Dean Witter Discover & Co. ..............................       470,000
                        9,000 Federal Home Loan Mortgage Corp. ........................       751,500
                        3,000 Federal National Mortgage Association....................       372,375
                        9,500 First USA, Inc. .........................................       421,562
                       17,000 Green Tree Acceptance, Inc. .............................       448,375
                        4,500 Household International, Inc. ...........................       266,063
                       25,000 MBNA Corp. ..............................................       921,875
                       12,000 Mercury Finance Co. .....................................       159,000
                        4,100 PMI Group, Inc. (The)....................................       185,525
                        5,900 Student Loan Marketing Association.......................       388,662
                        8,000 United Companies Financial Corp. ........................       211,000
                                                                                          -----------
                                                                                            5,204,937
                                                                                          -----------
                              FINANCE (SAVINGS & LOAN) - 0.32%

                       12,100 Greenpoint Financial Corp. ..............................       323,675
                                                                                          -----------
                              FOOD PROCESSING - 0.59%

                        4,500 ConAgra, Inc. ...........................................       185,625
                       11,700 Hudson Foods, Inc. ......................................       201,825
                        5,966 Lancaster Colony Corp. ..................................       222,233
                                                                                          -----------
                                                                                              609,683
                                                                                          -----------
                              FUNERAL SERVICES - 0.61%

                       14,200 Service Corp. International..............................       624,800
                                                                                          -----------
                              HOTELS/MOTELS - 0.92%

                        4,600 Hospitality Franchise Systems, Inc.(a)...................       376,050
                       20,900 La Quinta Inns, Inc. ....................................       572,137
                                                                                          -----------
                                                                                              948,187
                                                                                          -----------
                              INSURANCE (LIFE & HEALTH) - 0.67%

                        2,200 Conseco, Inc. ...........................................       137,775
                       10,000 First Colony Corp. ......................................       253,750
                        5,500 Lincoln National Corp. ..................................       295,625
                                                                                          -----------
                                                                                              687,150
                                                                                          -----------

                                       63
                              AIM V.I. GROWTH FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------

                              INSURANCE (MULTI-LINE PROPERTY) - 1.50%

                       13,000 Ace, Ltd. ...............................................   $   516,750
                        4,500 CIGNA Corp. .............................................       464,625
                        1,100 General Re Corp. ........................................       170,500
                        4,500 Mid Ocean Ltd. ..........................................       167,062
                        9,400 Prudential Reinsurance Holdings, Inc. ...................       219,725
                                                                                          -----------
                                                                                            1,538,662
                                                                                          -----------
                              LEISURE & RECREATION - 1.39%

                       24,000 Brunswick Corp. .........................................       576,000
                       19,000 Carnival Cruise Lines, Inc. - Class A....................       463,125
                        4,500 Coleman Company, Inc. (The)(a)...........................       158,063
                        7,400 Mattel, Inc. ............................................       227,550
                                                                                          -----------
                                                                                            1,424,738
                                                                                          -----------
                              MACHINERY (HEAVY) - 0.27%

                        8,000 Deere & Co. .............................................       282,000
                                                                                          -----------
                              MACHINERY (MISCELLANEOUS) - 1.45%

                       30,000 American Standard Companies(a)...........................       840,000
                       12,400 Thermo Electron Corp.(a).................................       644,800
                                                                                          -----------
                                                                                            1,484,800
                                                                                          -----------
                              MEDICAL (DRUGS) - 8.96%

                       35,000 Abbott Laboratories......................................     1,461,251
                        7,500 American Home Products Corp. ............................       727,500
                       10,000 AmeriSource Health Corp.(a)..............................       330,000
                        9,000 Cardinal Health, Inc. ...................................       492,750
                        1,200 Ciba-Geigy AG-ADR........................................     1,055,916
                        5,000 Johnson & Johnson........................................       428,125
                        8,100 Merck & Co., Inc. .......................................       532,575
                       12,800 Mylan Laboratories, Inc. ................................       300,800
                        6,800 Pfizer Inc. .............................................       428,400
                       26,000 Pharmacia & Upjohn, Inc. ................................     1,007,500
                        1,600 Roussel Uclaf-ADR........................................       271,186
                       24,700 Schering-Plough Corp. ...................................     1,352,325
                       12,000 Teva Pharmaceutical Industries Ltd.-ADR..................       556,500
                        5,000 Watson Pharmaceuticals, Inc.(a)..........................       245,000
                                                                                          -----------
                                                                                            9,189,828
                                                                                          -----------
                              MEDICAL (INSTRUMENTS/PRODUCTS) - 2.27%

                       11,000 Baxter International Inc. ...............................       460,625
                        3,600 Becton, Dickinson & Co. .................................       270,000
                       11,000 Biomet, Inc.(a)..........................................       196,625
                        5,400 Boston Scientific Corp.(a)...............................       264,600
                        8,400 Heart Technology, Inc.(a)................................       276,150
                        4,000 Medtronic, Inc. .........................................       223,500
                       13,000 St. Jude Medical, Inc.(a)................................       559,000
                        1,500 Stryker Corp. ...........................................        78,750
                                                                                          -----------
                                                                                            2,329,250
                                                                                          -----------

                                       64
                              AIM V.I. GROWTH FUND

                                                                                               MARKET
                       SHARES                                                                   VALUE
                       ------                                                                  ------
                              MEDICAL (PATIENT SERVICES) - 3.33%

                       12,000 Foundation Health Corp.(a)...............................   $   516,000
                        8,850 Health Management Associates, Inc.(a)....................       231,206
                       17,400 Healthsource, Inc.(a)....................................       626,400
                       38,300 Healthsouth Corp.(a).....................................     1,115,487
                        3,400 Lincare Holdings, Inc.(a)................................        85,000
                       15,000 Sybron International Corp.(a)............................       356,250
                       14,900 Vencor, Inc.(a)..........................................       484,250
                                                                                          -----------
                                                                                            3,414,593
                                                                                          -----------
                              OFFICE AUTOMATION - 0.57%

                        2,800 Danka Business Systems PLC-ADR...........................       103,600
                        3,500 Xerox Corp. .............................................       479,500
                                                                                          -----------
                                                                                              583,100
                                                                                          -----------
                              OFFICE PRODUCTS - 0.51%

                        5,000 Avery Dennison Corp. ....................................       250,625
                        7,000 Reynolds & Reynolds Co. - Class A........................       272,125
                                                                                          -----------
                                                                                              522,750
                                                                                          -----------
                              OIL & GAS SERVICES - 0.44%

                       10,100 Sonat Offshore Drilling Inc. ............................       451,975
                                                                                          -----------
                              OIL EQUIPMENT & SUPPLIES - 0.30%

                        6,000 Halliburton Co. .........................................       303,750
                                                                                          -----------
                              RESTAURANTS -- 0.64%

                       12,000 Applebee's International, Inc. ..........................       273,000
                        8,000 Outback Steakhouse, Inc.(a)..............................       287,000
                        4,700 Wendy's International, Inc. .............................        99,875
                                                                                          -----------
                                                                                              659,875
                                                                                          -----------
                              RETAIL (FOOD & DRUGS) - 1.53%

                       13,700 Hannaford Bros. Co. .....................................       337,362
                       12,300 Kroger Co.(a)............................................       461,250
                       14,900 Safeway Inc.(a)..........................................       767,350
                                                                                          -----------
                                                                                            1,565,962
                                                                                          -----------
                              RETAIL (STORES) - 3.81%

                        9,600 AutoZone, Inc. (a).......................................       277,200
                        9,000 Circuit City Stores, Inc. ...............................       248,625
                       19,000 Consolidated Stores Corp.(a).............................       413,250
                        3,000 Fila Holding S.p.A. .....................................       136,500
                        6,000 Gap, Inc. (The)..........................................       252,000
                       30,000 Intimate Brands, Inc. ...................................       450,000
                       16,000 Office Depot, Inc.(a)....................................       316,000
                       30,000 Price/Costco, Inc.(a)....................................       457,500
                        6,500 Sears Roebuck & Co. .....................................       253,500
                        5,850 Staples, Inc.(a).........................................       142,593
                        4,700 Tandy Corp. .............................................       195,050
                       11,900 Viking Office Products Inc.(a)...........................       553,350
                       11,600 Waban Inc.(a)............................................       217,500
                                                                                          -----------
                                                                                            3,913,068
                                                                                          -----------
                              SCIENTIFIC INSTRUMENTS - 0.79%

                       17,000 Varian Associates, Inc. .................................       811,750
                                                                                          -----------

                                       65
                              AIM V.I. GROWTH FUND

                                                                                              MARKET
                       SHARES                                                                  VALUE
                       ------                                                                 ------
                              SEMICONDUCTORS - 8.24%

                        7,500 Altera Corp.(a).........................................   $   373,125
                       18,800 Analog Devices, Inc.(a).................................       665,050
                       25,000 Applied Materials, Inc.(a)..............................       984,375
                       30,000 Atmel Corp.(a)..........................................       671,250
                       19,900 Cypress Semiconductor Corp.(a)..........................       253,725
                        7,100 Integrated Device Technology, Inc.(a)...................        91,413
                        7,300 Intel Corp. ............................................       414,275
                       18,000 KLA Instruments Corp.(a)................................       469,125
                       25,000 LAM Research Corp.(a)...................................     1,143,750
                       12,000 Linear Technology Corp. ................................       471,000
                        6,600 LSI Logic Corp.(a)......................................       216,150
                        4,800 Novellus Systems, Inc.(a)...............................       259,200
                       15,500 SGS Thompson Microelectronics N.V.-New York Shares-
                               ADR(a).................................................       623,875
                       10,500 Solectron Corp.(a)......................................       463,312
                        7,000 Texas Instruments Inc. .................................       362,250
                       26,470 Vishay Intertechnology, Inc.(a).........................       833,805
                        9,000 VLSI Technology, Inc.(a)................................       163,125
                                                                                         -----------
                                                                                           8,458,805
                                                                                         -----------
                              SHOES & RELATED APPAREL  - 0.68%

                       10,000 Nike, Inc. - Class B....................................       696,250
                                                                                         -----------
                              TELECOMMUNICATIONS - 4.34%

                       15,000 A T & T Corp............................................       971,250
                        9,000 Glenayre Technologies, Inc.(a)..........................       560,250
                       13,900 Northern Telcom LTD.....................................       597,700
                       12,500 Sprint Corp.............................................       498,437
                        7,000 Telecomunicacoes Brasileiras S.A. - Telebras-ADR........       331,625
                       52,000 Telefonaktiebolaget L.M. Ericsson-ADR...................     1,014,000
                       13,000 Tellabs, Inc.(a)........................................       481,000
                                                                                         -----------
                                                                                           4,454,262
                                                                                         -----------
                              TOBACCO - 1.90%

                       21,500 Philip Morris Companies, Inc. ..........................     1,945,750
                                                                                         -----------
                              TRANSPORTATION (MISCELLANEOUS) - 0.23%

                        8,000 Stolt-Nielsen S.A.......................................       231,000
                                                                                         -----------
                                Total Common Stocks...................................    82,522,707
                                                                                         -----------
                              CONVERTIBLE CORPORATE BONDS - 0.60%

                              COMPUTER NETWORKING - 0.19%

                      125,000 3Com Corp., Sub. Notes, 10.25%, 11/01/01................       200,625
                                                                                         -----------
                              OFFICE AUTOMATION - 0.41%

                      300,000 Danka Business Systems PLC-ADR, 6.75%, 04/01/02.........       419,250
                                                                                         -----------
                                Total Convertible Corporate Bonds ....................       619,875
                                                                                         -----------
                              CONVERTIBLE PREFERRED STOCK - 0.17%

                              FINANCE (CONSUMER CREDIT) - 0.17%

                        2,600 SunAmerica Inc. - Series E, $3.10 Conv. Pfd.............       170,300
                                                                                         -----------

                                       66
                              AIM V.I. GROWTH FUND

                          PRINCIPAL
                             AMOUNT                                                        MARKET VALUE
                          ---------                                                        ------------
                                       U.S. TREASURY SECURITIES - 16.50%

                                       U.S. Treasury Bills - 16.01%(b)

                        $ 3,000,000(c) 5.27%, 03/28/96..................................   $  2,966,377
                          6,000,000(c) 5.38%, 04/04/96..................................      5,925,630
                            710,000(c) 5.32%, 04/11/96..................................        700,641
                          7,000,000    5.22%, 06/27/96..................................      6,833,615
                                                                                           ------------
                                                                                             16,426,263
                                                                                           ------------
                                       U.S. Treasury Notes - 0.49%

                            500,000    4.625%, 02/29/96.................................        499,760
                                                                                           ------------
                                       Total U.S. Treasury Securities...................     16,926,023
                                                                                           ------------
                                       REPURCHASE AGREEMENT - 2.19%(d)

                                       Daiwa Securities America, Inc.
                          2,245,485    5.92%, 01/02/96(e)...............................      2,245,485
                                                                                           ------------
                                       TOTAL INVESTMENTS - 99.89%.......................    102,484,390
                                       OTHER ASSETS LESS LIABILITIES - 0.11%............        115,722
                                                                                           ------------
                                       NET ASSETS -- 100.00%............................   $102,600,112
                                                                                           ============

                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) Non-income producing security.
                       (b) U.S. Treasury bills are traded on a discount basis.
                           In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                       (c) A portion of the principal balance was pledged as
                           collateral to cover margin requirements for open futures contracts. See Note 6.
                       (d) Collateral on repurchase agreements, including the
                           Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreements. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (e) Joint repurchase agreement entered into on 12/29/95
                           with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to
                           11.25% due 11/15/07 to 02/15/15.

                       INVESTMENT ABBREVIATIONS:
                       ADR-American Depositary Receipts
                       Conv.-Convertible
                       Pfd.-Preferred
                       Sub.-Subordinated



See Notes to Financial Statements.

                                       67
                              AIM V.I. GROWTH FUND

AIM V.I. GROWTH        ASSETS:
FUND
STATEMENT OF           Investments, at market value (cost $92,358,116)................... $102,484,390
ASSETS AND             Foreign currencies, at market value (cost $641,265)...............      648,559
LIABILITIES            Receivables for:
December 31, 1995        Capital stock sold..............................................       88,795
                         Investments sold................................................      683,945
                         Dividends and interest..........................................      137,105
                         Variation margin................................................       19,250
                       Organizational costs, net.........................................        6,749
                       Investment for deferred compensation plan.........................        7,898
                       Other assets......................................................          525
                                                                                          ------------
                           Total assets..................................................  104,077,216
                                                                                          ------------
                       LIABILITIES:

                       Payables for:
                         Investments purchased...........................................    1,387,014
                         Deferred compensation plan......................................        7,898
                       Accrued advisory fees.............................................       55,433
                       Accrued directors' fees...........................................        1,660
                       Accrued administrative services fees..............................        2,845
                       Accrued operating expenses........................................       22,254
                                                                                          ------------
                           Total liabilities.............................................    1,477,104
                                                                                          ------------
                       Net assets applicable to shares outstanding....................... $102,600,112
                                                                                          ============
                       Capital shares, $.001 par value per share:
                         Authorized......................................................  250,000,000
                                                                                          ============
                         Outstanding.....................................................    7,107,114
                                                                                          ============
                       Net asset value, offering and redemption price per share..........       $14.44
                                                                                                ======













See Notes to Financial Statements.

                                       68
                              AIM V.I. GROWTH FUND

AIM V.I. GROWTH                INVESTMENT INCOME:
FUND
STATEMENT OF                     Dividends...................................................... $   564,913
OPERATIONS                       Interest.......................................................     635,065
For the eleven months ended                                                                      -----------
December 31, 1995                 Total investment income.......................................   1,199,978
                                                                                                 -----------
                               EXPENSES:

                                 Advisory fees..................................................     434,620
                                 Custodian fees.................................................      49,398
                                 Professional fees..............................................      33,773
                                 Administrative services fees...................................      32,425
                                 Directors' fees and expenses...................................       5,595
                                 Organizational costs...........................................       2,651
                                 Other..........................................................       4,081
                                                                                                 -----------
                                  Total expenses................................................     562,543
                                                                                                 -----------
                               Net investment income............................................     637,435
                                                                                                 -----------
                               REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES,
                                FOREIGN CURRENCIES, FUTURES AND OPTIONS CONTRACTS:

                               Net realized gain (loss) from:
                                 Investment securities..........................................   7,894,383
                                 Foreign currency transactions..................................       3,644
                                 Futures contracts..............................................   1,622,546
                                 Options contracts..............................................      (9,468)
                                                                                                 -----------
                                                                                                   9,511,105
                                                                                                 -----------
                               Unrealized appreciation (depreciation) of:
                                 Investment securities..........................................   8,377,556
                                 Foreign currencies.............................................       4,245
                                 Futures contracts..............................................     (18,501)
                                 Options contracts..............................................      (5,395)
                                                                                                 -----------
                                                                                                   8,357,905
                                                                                                 -----------
                               Net gain on investment securities, foreign currencies, futures and options contracts...........................................  17,869,010
                                                                                                 -----------
                               Net increase in net assets resulting from operations............. $18,506,445
                                                                                                 ===========

                                                                                    DECEMBER 31,  JANUARY 31,
                                                                                        1995         1995
AIM V.I. GROWTH                                                                     ------------  -----------
FUND
STATEMENT                      OPERATIONS:
OF CHANGES
IN NET ASSETS                    Net investment income............................. $    637,435  $   251,660
For the eleven months ended      Net realized gain (loss) from investment
December 31, 1995 and for the     securities, foreign currency transactions,
year ended January 31, 1995       futures and options contracts....................    9,511,105   (1,983,553)
                                 Net unrealized appreciation (depreciation) of
                                  investment securities, futures and options
                                  contracts........................................    8,357,905     (134,010)
                                                                                    ------------  -----------
                                  Net increase (decrease) in net assets resulting
                                   from operations.................................   18,506,445   (1,865,903)
                                 Net increase from capital stock transactions......   38,645,259   22,469,536
                                 Distributions to shareholders from net investment
                                  income...........................................      (48,608)    (221,516)
                                                                                    ------------  -----------
                                  Net increase in net assets.......................   57,103,096   20,382,117

                               NET ASSETS:

                                 Beginning of period...............................   45,497,016   25,114,899
                                                                                    ------------  -----------
                                 End of period..................................... $102,600,112  $45,497,016
                                                                                    ============  ===========
                               NET ASSETS CONSIST OF:

                                 Capital (par value and additional paid-in)........ $ 84,619,787  $45,974,528
                                 Undistributed net investment income...............      628,628       39,801
                                 Undistributed net realized gain (loss) from
                                  investment securities, foreign currency
                                  transactions, futures and options contracts .....    7,067,210   (2,443,895)
                                 Unrealized appreciation of investment securities,
                                  futures and options contracts....................   10,284,487    1,926,582
                                                                                    ------------  -----------
                                                                                    $102,600,112  $45,497,016
                                                                                    ============  ===========






See Notes to Financial Statements.


                                       69
                              AIM V.I. GROWTH FUND

AIM V.I. GROWTH        NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
FUND                    AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO               organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL              Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
STATEMENTS             investment company consisting of nine portfolios. Matters affecting each
December 31, 1995      portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year end was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Growth Fund (the "Fund").
                       The Fund's investment objective is to seek growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.
                        The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                       A. Security Valuations - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market
                          System are valued at the last reported sales price or, in the case of over-
                          the-counter securities or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ
                          National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. If no mean is available, as is the case in some foreign market, the closing bid will be used absent a last sales price. Exchange listed convertible debt is valued at the mean between the closing bid and asked prices obtained from a broker-
                          dealer. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors.
                          Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the
                          Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock
                          Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
                       B. Securities Transactions, Investment Income and Distributions - Securities
                          transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis. On December 31, 1995, undistributed net investment income was increased and undistributed net realized gains reduced by $3,644 in order to comply with the requirements of the American
                          Institute of Certified Public Accountants Statement of Position 93-2. Net
                          assets of the Fund were unaffected by the reclassification discussed above.
                       C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                       D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.
                       E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from,



                                       70
                              AIM V.I. GROWTH FUND

                       NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
                          or cost of, the closing transaction and the Fund's basis in the contract.
                          Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

                       F. Covered Call Options - The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
                           A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written. The Fund will not write a covered call option if, immediately thereafter, the aggregate value of the securities underlying all such options, determined as of the dates such options were written, would exceed 5% of the net assets of the
                          Fund.
                       G. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
                          dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
                       H. Foreign Currency Contracts  - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                       NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                        The Company has entered into a master investment advisory agreement with A I M
                       Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fee or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

                        Pursuant to a master administrative services agreement between the Company and
                       AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                       During the eleven months ended December 31, 1995, AIM was reimbursed $32,425 for such services.

                        The Company has entered into a master distribution agreement with A I M
                       Distributors, Inc. ("AIM Distributors") to serve as the distributor for the
                       Fund.

                                       71
                              AIM V.I. GROWTH FUND

                        Certain officers and directors of the Company are officers of AIM and AIM
                       Distributors.

                        During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,229 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                       Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                       NOTE 3 - DIRECTORS' FEES

                        Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       NOTE 4 - INVESTMENT SECURITIES

                        The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the eleven months ended
                       December 31, 1995 was $108,571,363 and $77,394,812, respectively.

                        The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1995 is as follows:


                       Aggregate unrealized appreciation of investment securities......... $12,238,608
                       Aggregate unrealized (depreciation) of investment securities.......  (2,339,385)
                                                                                           -----------
                       Net unrealized appreciation of investment securities............... $ 9,899,223
                                                                                           ===========

                        Cost of investments for tax purposes is $92,585,167.

                       NOTE 5 - CAPITAL STOCK

                        Changes in capital stock outstanding during the eleven months ended December
                       31, 1995 and the year ended January 31, 1995 were as follows:


                                                         December 31, 1995       January 31, 1995
                                                       ----------------------  ----------------------
                                                        Shares      Amount      Shares      Amount
                                                       ---------  -----------  ---------  -----------
                       Sold........................... 3,110,541  $41,750,413  2,275,155  $24,585,827
                       Issued as reinvestment of
                        distributions.................     3,426       48,608     21,037      221,516
                       Reacquired.....................  (255,480)  (3,153,762)  (215,349)  (2,337,807)
                                                       ---------  -----------  ---------  -----------
                                                       2,858,487  $38,645,259  2,080,843  $22,469,536
                                                       =========  ===========  =========  ===========

                       NOTE 6 - OPEN FUTURES CONTRACTS

                        On December 31, 1995, $612,000 principal amount of U.S. Treasury Bills were pledged as collateral to cover margin requirements for open futures contracts.

                        Open futures contracts at December 31, 1995 were as follows:


                                                                                            Unrealized
                       Contract                          No. of Contracts/Month/Commitment Appreciation
                       --------                          --------------------------------- ------------
                       S&P 500 index....................     55 contracts/March 96/Buy       $153,968

                       NOTE 7 - OPEN COVERED CALL OPTIONS CONTRACTS WRITTEN

                        Transactions in call options written during the eleven months ended December
                       31, 1995 are summarized as follows:


                                                                                        Options Contracts
                                                                                    -------------------------
                                                                                     Number of      Premiums
                                                                                     Contracts      Received
                                                                                    ----------   ------------
                       Beginning of period.........................................     66         $ 9,120
                       Written.....................................................     45           8,866
                       Exercised...................................................    (33)         (5,079)
                       Expired.....................................................    (33)         (4,041)
                       Closed......................................................    (45)         (8,866)
                                                                                       ---         -------
                       End of period...............................................      0         $     0
                                                                                       ===         =======






                                       72
                              AIM V.I. GROWTH FUND

                       NOTE 8 - FINANCIAL HIGHLIGHTS

                        Shown below are the condensed financial highlights for a share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended
                       January 31, 1995 and the period May 5, 1993 (date operations commenced) through
                       January 31, 1994.

                                                                                    January 31,
                                                                   December 31,   -----------------
                                                                       1995        1995      1994
                                                                   ------------   -------   -------
                       Net asset value, beginning of period......    $  10.71     $ 11.59   $ 10.00
                                                                     --------     -------   -------
                       Income from investment operations:
                         Net investment income...................        0.09        0.06      0.02
                         Net gains (losses) on securities (both
                          realized and unrealized)...............        3.65       (0.88)     1.59
                                                                     --------     -------   -------
                          Total from investment operations.......        3.74       (0.82)     1.61
                                                                     --------     -------   -------
                       Less distributions:
                         Dividends from net investment income....       (0.01)      (0.06)    (0.02)
                                                                     --------     -------   -------
                       Net asset value, end of period............    $  14.44     $ 10.71   $ 11.59
                                                                     ========     =======   =======
                       Total return..............................       34.89%(a)   (7.11)%   16.07%(a)
                                                                     ========     =======   =======
                       Ratios/supplemental data:
                       Net assets, end of period (000s omitted)..    $102,600     $45,497   $25,115
                                                                     ========     =======   =======
                       Ratio of expenses to average net assets...        0.84%(b)    0.95%     0.85%(c)
                                                                     ========     =======   =======
                       Ratio of net investment income to average
                        net assets...............................        0.95%(b)    0.71%     0.51%(c)
                                                                     ========     =======   =======
                       Portfolio turnover rate...................         125%        179%       99%
                                                                     ========     =======   =======


                        ------
                       (a) Total return is not annualized.
                       (b) Ratios are annualized and based on average net assets
                           of $73,070,671.
                       (c) Ratios are annualized and based on average net assets
                           of $9,997,693. Annualized ratios of expenses and net
                           investment income (loss) to average net assets prior
                           to waiver of advisory fees are 1.50% and (0.14)%,
                           respectively.



                                       73
                              AIM V.I. GROWTH FUND



REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and liabilities of AIM
                       V.I. Growth Fund, a series of shares of common stock of AIM Variable Insurance
                       Funds, Inc. including the schedule of investments as of December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995 and the period May 5,
                       1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                       December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                       V.I. Growth Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended
                       January 31, 1995 and the period May 5, 1993 through January 31, 1994, in conformity with generally accepted accounting principles.

                                                     TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 26, 1996




                                       74
                              AIM V.I. GROWTH FUND

AIM V.I. GROWTH AND    AIM V.I. Growth and Income Fund posted a strong inaugural
INCOME FUND            performance of 32.65% for the 11 months ended December
MANAGEMENT'S           31, 1995, as falling interest rates and healthy corporate
DISCUSSION             profits fueled record-breaking rallies in stock and bond
AND ANALYSIS           markets during 1995. Because the Fund changed its fiscal
                       year-end from January 31 to December 31, all performance
                       figures in this report represent the 11-month period
                       1/31/95-12/31/95.
                        After boosting interest rates at a record clip in 1994,
                       the Federal Reserve Bank reversed its policy and eased
                       interest rates twice in 1995. With interest rates on the
                       retreat, investors poured funds into equities and equity
                       funds. Earnings drive stock prices, and Barron's recently
                       reported that corporate earnings had risen by 20% for
                       1995.
                        As equity markets sprinted ahead, declining interest
                       rates and receding inflation helped bond markets thrive
                       as well. Investors were especially attracted to high
                       quality issues of intermediate term maturity.
                        As of December 31, 1995, the Fund was invested in 183
                       securities, with the largest concentrations in domestic
                       stocks (72%), domestic convertible bonds (14%), and
                       domestic convertible preferred stock (6%). The Fund
                       primarily emphasized medical, technology, and financial
                       services sectors. The Fund's top 5 holdings included
                       securities issued by:
                        .       Philip Morris Companies, Inc.
                        .       Texas Instruments Inc.
                        .       Xerox Corp.
                        .       AT&T Corp.
                        .       Citicorp
                        Of course, the Fund's composition is subject to change
                       and there is no guarantee the Fund will continue to hold
                       any particular security.


                       ----------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                                                                1995*   Inception**
                       AIM V.I. Growth and Income Fund             32.65%  19.20%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/2/94
                       ----------------------------------------------------------------------
                       ----------------------------------------------------------------------
                                      AIM Growth                           Lipper Growth
                                    & Income Fund        S&P 500         & Income Fund Index
                                   --------------      ----------        --------------------
GROWTH OF A            5/2/94         $10,000            10,000                10,000
HYPOTHETICAL                            9,770             9,882                 9,918
$10,000 INVESTMENT                     10,194            10,365                10,327
                       12/94            9,999            10,363                10,127
                                       10,866            11,369                10,922
                                       12,012            12,451                11,818
                                       13,299            13,437                12,698
                       12/95           13,385            14,244                13,213

                       Past performance cannot guarantee comparable future results.

                       The performance figures shown represent the AIM V.I. Growth and Income Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Standard & Poor's Composite Index of 500 Stocks (S&P
                       500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Source: Towers Data Systems HYPO(R).
                        Lipper Analytical Services, Inc., is an independent
                       mutual fund performance monitor. The Lipper Growth and Income Fund Index represents an unmanaged average of the performance of the 30 largest growth and income funds.
                       Source: Lipper Analytical Services, Inc. Results for the Lipper Index are for the period 4/30/94 through 12/31/95.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                        AIM V.I. GROWTH AND INCOME FUND

AIM V.I. GROWTH AND                                                                              MARKET
INCOME FUND              SHARES                                                                   VALUE
SCHEDULE OF              ------                                                                  ------
INVESTMENTS
December 31, 1995               COMMON STOCKS - 72.42%

                                ADVERTISING/BROADCASTING - 0.50%

                          5,000 CKS Group, Inc.(a).......................................   $   195,000
                                                                                            -----------
                                AEROSPACE/DEFENSE - 1.43%

                          2,000 Boeing Co. (The).........................................       156,750
                          3,000 Rockwell International Corp. ............................       158,625
                          2,500 United Technologies Corp. ...............................       237,187
                                                                                            -----------
                                                                                                552,562
                                                                                            -----------
                                AUTOMOBILE (MANUFACTURERS) - 0.69%

                          3,000 Chrysler Corp. ..........................................       166,125
                          3,400 Ford Motor Co. ..........................................        98,600
                                                                                            -----------
                                                                                                264,725
                                                                                            -----------
                                BANKING - 1.09%

                          4,000 Bank of Boston Corp. ....................................       185,000
                          3,000 Fleet Financial Group, Inc. .............................       122,250
                          3,400 Norwest Bank Corp. ......................................       112,200
                                                                                            -----------
                                                                                                419,450
                                                                                            -----------
                                BANKING (MONEY CENTER) - 2.18%

                          3,000 BankAmerica Corp. .......................................       194,250
                          3,000 Chemical Banking Corp. ..................................       176,250
                          7,000 Citicorp.................................................       470,750
                                                                                            -----------
                                                                                                841,250
                                                                                            -----------
                                BEVERAGES - 0.87%

                          6,000 PepsiCo Inc. ............................................       335,250
                                                                                            -----------
                                BUILDING MATERIALS - 0.74%

                          2,800 Black & Decker Corp. (The)...............................        98,700
                          6,000 Masco Corp. .............................................       188,250
                                                                                            -----------
                                                                                                286,950
                                                                                            -----------
                                BUSINESS SERVICES - 0.92%

                          3,000 Diebold, Inc. ...........................................       166,125
                          8,800 Equifax, Inc. ...........................................       188,100
                                                                                            -----------
                                                                                                354,225
                                                                                            -----------
                                CHEMICALS (SPECIALTY) - 0.53%

                          5,000 IMC Global, Inc. ........................................       204,375
                                                                                            -----------
                                COMPUTER MAINFRAMES - 0.47%

                          2,000 International Business Machines Corp. ...................       183,500
                                                                                            -----------
                                COMPUTER MINI/PCS - 2.60%

                          5,500 COMPAQ Computer Corp.(a).................................       264,000
                          5,000 Dell Computer Corp.(a)...................................       173,125
                          4,600 Hewlett-Packard Co. .....................................       385,250
                          4,000 Sun Microsystems, Inc.(a)................................       182,500
                                                                                            -----------
                                                                                              1,004,875
                                                                                            -----------
                                COMPUTER NETWORKING - 2.32%

                          2,400 Cabletron Systems, Inc.(a)...............................       194,400
                          4,000 Cisco Systems, Inc.(a)...................................       298,500
                          8,000 ECI Telecommunications Ltd. .............................       182,500
                          4,000 Harris Corp. ............................................       218,500
                                                                                            -----------
                                                                                                893,900
                                                                                            -----------






                                       76
                        AIM V.I. GROWTH AND INCOME FUND

                                                                                                 MARKET
                         SHARES                                                                   VALUE
                         ------                                                                  ------
                                COMPUTER PERIPHERALS - 1.24%

                          2,000 Adaptec, Inc.(a).........................................   $    82,000
                          5,000 Oracle Systems Corp.(a)..................................       211,875
                          2,000 Seagate Technology Inc.(a)...............................        95,000
                          1,000 U.S. Robotics Corp.(a)...................................        87,750
                                                                                            -----------
                                                                                                476,625
                                                                                            -----------
                                COMPUTER SOFTWARE/SERVICES - 2.52%

                          2,500 BMC Software, Inc.(a)....................................       106,875
                          6,900 Computer Associates International, Inc. .................       392,437
                          2,000 Microsoft Corp.(a).......................................       175,500
                          3,600 Shared Medical Systems Corp. ............................       195,750
                          4,400 SoftKey International, Inc.(a)...........................       101,750
                                                                                            -----------
                                                                                                972,312
                                                                                            -----------
                                CONGLOMERATES - 1.10%

                          2,500 Allied-Signal Inc. ......................................       118,750
                          3,500 Corning, Inc. ...........................................       112,000
                          6,500 Dial Corp. ..............................................       192,562
                                                                                            -----------
                                                                                                423,312
                                                                                            -----------
                                COSMETICS & TOILETRIES - 2.45%

                          3,400 Colgate-Palmolive Co. ...................................       238,850
                          3,000 Procter & Gamble Co. ....................................       249,000
                          3,500 Tambrands Inc. ..........................................       167,125
                          3,000 Warner-Lambert Co. ......................................       291,375
                                                                                            -----------
                                                                                                946,350
                                                                                            -----------
                                ELECTRIC POWER - 2.59%

                          3,000 Baltimore Gas & Electric Co. ............................        85,500
                          2,500 Carolina Power & Light Co. ..............................        86,250
                          2,000 Duke Power Co. ..........................................        94,750
                          2,200 FPL Group, Inc. .........................................       102,025
                          3,500 General Public Utilities Corp. ..........................       119,000
                          4,000 Houston Industries, Inc. ................................        97,000
                          2,000 Northern States Power Co. ...............................        98,250
                          4,000 NYNEX Corp. .............................................       216,000
                          4,000 Southern Co. ............................................        98,500
                                                                                            -----------
                                                                                                997,275
                                                                                            -----------
                                ELECTRONIC COMPONENTS/MISCELLANEOUS - 2.30%

                          3,000 AMP Inc. ................................................       115,125
                          5,000 General Electric Co. ....................................       360,000
                          2,000 Honeywell, Inc. .........................................        97,250
                          4,000 Parker-Hannifin Corp. ...................................       137,000
                          1,600 Tektronix, Inc. .........................................        78,600
                          4,000 Teradyne, Inc.(a)........................................       100,000
                                                                                            -----------
                                                                                                887,975
                                                                                            -----------
                                ELECTRONIC/DEFENSE - 0.79%

                          2,600 Loral Corp. .............................................        91,975
                          3,000 Sundstrand Corp. ........................................       211,125
                                                                                            -----------
                                                                                                303,100
                                                                                            -----------
                                ELECTRONIC/PC DISTRIBUTORS - 1.19%

                          3,000 Arrow Electronics, Inc.(a)...............................       129,375
                          5,000 Avnet, Inc. .............................................       223,750
                          3,000 Wyle Electronics.........................................       105,375
                                                                                            -----------
                                                                                                458,500
                                                                                            -----------

                                       77
                        AIM V.I. GROWTH AND INCOME FUND

                                                                                                 MARKET
                         SHARES                                                                   VALUE
                         ------                                                                  ------
                                FINANCE (ASSET MANAGEMENT) - 0.95%

                          4,000 Merrill Lynch & Co., Inc. ...............................   $   204,000
                          2,000 Morgan Stanley Group, Inc. ..............................       161,250
                                                                                            -----------
                                                                                                365,250
                                                                                            -----------
                                FINANCE (CONSUMER CREDIT) - 4.21%

                          3,500 American Express Co. ....................................       144,812
                          8,000 Countrywide Credit Industries, Inc. .....................       174,000
                          2,200 Federal Home Loan Mortgage Corp. ........................       183,700
                          2,000 Federal National Mortgage Association....................       248,250
                          2,400 Firstar Corp. ...........................................        95,100
                          5,000 Green Tree Financial Corp. ..............................       131,875
                          5,000 Household International, Inc. ...........................       295,625
                          4,500 MBNA Corp. ..............................................       165,938
                         14,000 Mercury Finance Co. .....................................       185,500
                                                                                            -----------
                                                                                              1,624,800
                                                                                            -----------
                                FOOD PROCESSING - 0.74%

                          3,500 Nabisco Holdings Corp. ..................................       114,187
                          5,000 Quaker Oats Co. .........................................       172,500
                                                                                            -----------
                                                                                                286,687
                                                                                            -----------
                                INSURANCE (MULTI-LINE PROPERTY) - 3.04%

                          6,000 Aetna Life & Casualty Co. ...............................       415,500
                          5,000 Allstate Financial Corp. ................................       205,625
                          3,500 CIGNA Corp. .............................................       361,375
                          3,000 Travelers Group, Inc. ...................................       188,625
                                                                                            -----------
                                                                                              1,171,125
                                                                                            -----------
                                LEISURE & RECREATION - 0.28%

                          4,500 Carnival Cruise Lines, Inc. - Class A....................       109,687
                                                                                            -----------
                                MACHINERY (HEAVY) - 0.24%

                          2,000 Case Corp. ..............................................        91,500
                                                                                            -----------
                                MEDICAL (DRUGS) - 7.53%

                          3,000 American Home Products Corp. ............................       291,000
                          3,500 Glaxo Wellcome PLC-ADR...................................        98,875
                          4,000 Johnson & Johnson........................................       342,500
                          4,000 Lilly (Eli) & Co. .......................................       225,000
                          3,500 Merck & Co., Inc. .......................................       230,125
                          4,000 Pfizer Inc. .............................................       252,000
                         10,000 Pharmacia & Upjohn, Inc. ................................       387,500
                          4,500 Rhone-Poulenc Rorer, Inc. ...............................       239,625
                          6,000 Schering-Plough Corp. ...................................       328,500
                          5,000 SmithKline Beecham PLC-ADR...............................       277,500
                          5,000 Teva Pharmaceuticals Industries Ltd.-ADR.................       231,875
                                                                                            -----------
                                                                                              2,904,500
                                                                                            -----------
                                MEDICAL (INSTRUMENTS/PRODUCTS) - 1.53%

                          9,000 Baxter International Inc. ...............................       376,875
                          5,000 St. Jude Medical Inc.(a).................................       215,000
                                                                                            -----------
                                                                                                591,875
                                                                                            -----------
                                MEDICAL (PATIENT SERVICES) - 1.48%

                          2,500 Horizon Healthcare Corp.(a)..............................        63,125
                          6,000 Integrated Health Services, Inc.(a)......................       150,000
                          3,500 U.S. Healthcare Corp. ...................................       162,750
                          3,000 United Healthcare Corp. .................................       196,500
                                                                                            -----------
                                                                                                572,375
                                                                                            -----------
                                NATURAL GAS PIPELINE - 0.57%

                          5,000 Williams Companies, Inc. ................................       219,375
                                                                                            -----------

                                       78
                        AIM V.I. GROWTH AND INCOME FUND

                                                                                              MARKET
                       SHARES                                                                  VALUE
                       ------                                                                 ------
                              OFFICE AUTOMATION - 1.42%

                        4,000 Xerox Corp. ............................................   $   548,000
                                                                                         -----------
                              OFFICE PRODUCTS - 0.47%

                        4,000 Alco Standard Corp. ....................................       182,500
                                                                                         -----------
                              OIL & GAS SERVICES - 0.77%

                        1,500 Mapco, Inc. ............................................        81,938
                       10,000 Occidental Petroleum Corp. .............................       213,750
                                                                                         -----------
                                                                                             295,688
                                                                                         -----------
                              PAPER & FOREST PRODUCTS - 0.77%

                        5,000 Albany International Corp. - Class A....................        90,625
                        2,500 Kimberly-Clark Corp. ...................................       206,876
                                                                                         -----------
                                                                                             297,501
                                                                                         -----------
                              REAL ESTATE INVESTMENT TRUSTS - 1.59%

                        6,000 Felcor Suite Hotels, Inc. ..............................       166,500
                        5,000 National Health Investors, Inc. ........................       165,625
                        6,000 Patriot American Hospitality, Inc.(a)...................       154,500
                        5,000 Spieker Properties, Inc. ...............................       125,625
                                                                                         -----------
                                                                                             612,250
                                                                                         -----------
                              RESTAURANTS - 0.22%

                        4,000 Wendy's International, Inc. ............................        85,000
                                                                                         -----------
                              RETAIL (FOOD & DRUGS) - 0.43%

                        3,200 Safeway Inc.(a).........................................       164,800
                                                                                         -----------
                              RETAIL (STORES) - 1.88%

                        4,000 Dayton-Hudson Corp. ....................................       300,000
                       14,000 Intimate Brands, Inc.(a)................................       210,000
                        5,500 Sears, Roebuck & Co. ...................................       214,500
                                                                                         -----------
                                                                                             724,500
                                                                                         -----------
                              SCIENTIFIC INSTRUMENTS - 0.56%

                        4,500 Varian Associates, Inc. ................................       214,875
                                                                                         -----------
                              SEMICONDUCTORS - 3.95%

                        6,500 Applied Materials, Inc.(a)..............................       255,938
                        3,500 Intel Corp. ............................................       198,626
                        4,000 Motorola Inc. ..........................................       228,000
                        4,000 SGS Thomson Microelectronics N.V.-New York Shares-
                               ADR(a).................................................       161,000
                       11,000 Texas Instruments, Inc. ................................       569,250
                        3,500 Vishay Intertechnology, Inc.(a).........................       110,250
                                                                                         -----------
                                                                                           1,523,064
                                                                                         -----------
                              SHOES & RELATED APPAREL - 0.36%

                        2,000 NIKE, Inc. - Class B....................................       139,250
                                                                                         -----------
                              TELECOMMUNICATIONS - 3.79%

                        8,000 A T & T Corp. ..........................................       518,000
                        4,000 Andrew Corp.(a).........................................       153,000
                       18,000 Telefonaktiebolaget L.M. Ericsson-ADR...................       351,000
                        4,000 Tellabs, Inc.(a)........................................       148,000
                        5,200 Westell Technologies, Inc.(a)...........................       130,650
                        4,600 Vodafone Group PLC-ADR..................................       162,150
                                                                                         -----------
                                                                                           1,462,800
                                                                                         -----------

                                       79
                        AIM V.I. GROWTH AND INCOME FUND

                                                                                               MARKET
                          SHARES                                                                VALUE
                          ------                                                               ------
                                 TELEPHONE - 3.38%

                          2,800  Ameritech Corp. ......................................   $   165,200
                          5,700  BellSouth Corp. ......................................       247,950
                          7,000  Cincinnati Bell, Inc. ................................       243,250
                          7,000  GTE Corp. ............................................       308,000
                          4,000  SBC Communications, Inc. .............................       230,000
                          3,000  U S West Communications Group.........................       107,250
                                                                                          -----------
                                                                                            1,301,650
                                                                                          -----------
                                 TEXTILES - 0.22%

                          3,000  Liz Claiborne, Inc. ..................................        83,250
                                                                                          -----------
                                 TOBACCO - 3.52%

                         15,000  Philip Morris Companies Inc. .........................     1,357,500
                                                                                          -----------
                                   Total Common Stocks.................................    27,931,313
                                                                                          -----------
                       PRINCIPAL
                          AMOUNT
                       ---------
                                 CONVERTIBLE CORPORATE BONDS - 13.70%

                                 AUTOMOBILE/TRUCKS PARTS & TIRES - 0.37%

                       $200,000  Exide Corp., Sr. Sub. Notes, 2.90%, 12/15/05(b)(c)
                                  (Acquired 12/11/95; cost $144,658)...................       144,000
                                                                                          -----------
                                 BUSINESS SERVICES - 0.60%

                        100,000  Career Horizons Inc., Conv. Bonds, 7.00%, 11/01/02(b)
                                  (Acquired 11/27/95; cost $104,000)...................       112,000
                        100,000  Olsten Corp., Conv. Sub. Deb., 4.875%, 05/15/03.......       118,970
                                                                                          -----------
                                                                                              230,970
                                                                                          -----------
                                 COMPUTER SOFTWARE/SERVICES - 1.83%

                        200,000  Automatic Data Processing, Conv. Liquid Yield Option
                                  Notes, 5.25%, 02/20/12(c)............................        95,500
                        200,000  Network Equipment Technology, Conv. Deb., 7.25%,
                                  05/15/14.............................................       204,840
                        325,000  Silicon Graphics Inc., Conv. Sub. Deb., 4.15%,
                                  11/02/13(b)(c) (Acquired 10/23/95 - 11/30/95;
                                  cost $191,282).......................................       167,336
                        100,000  SoftKey International, Inc., Sr. Conv. Notes, 5.50%,
                                  11/01/00(b)(c) (Acquired 12/11/95;
                                  cost $82,500)........................................        75,500
                         75,000  Sterling Software Inc., Conv. Sub. Deb., 5.75%,
                                  02/01/03.............................................       162,558
                                                                                          -----------
                                                                                              705,734
                                                                                          -----------
                                 COMPUTER NETWORKING - 1.19%

                        200,000  Bay Networks, Inc., Conv. Sub. Deb., 5.25%,
                                  05/15/03(b) (Acquired 10/23/95 - 11/14/95;
                                  cost $226,750).......................................       217,000
                        150,000  3Com Corp., Conv. Sub. Notes, 10.25%, 11/01/01(b)
                                  (Acquired 11/14/95; cost $243,938)...................       240,750
                                                                                          -----------
                                                                                              457,750
                                                                                          -----------
                                 COMPUTER PERIPHERALS - 0.39%

                        150,000  EMC Corp., Conv. Sub. Notes, 4.25%, 01/01/01..........       151,500
                                                                                          -----------
                                 ELECTRONIC COMPONENTS/MISCELLANEOUS - 1.19%

                        350,000  ADT Operations Inc., Conv. Sub. Liquid Yield Option
                                  Notes,6.50%, 07/06/10(c).............................       166,687
                        150,000  Altera Corp., Conv. Sub. Notes, 5.75%, 06/15/02(b)
                                  (Acquired 11/21/95; cost $178,260)...................       174,750
                        100,000  Checkpoint Systems, Inc., Conv. Sub. Deb., 5.25%,
                                  11/01/05(b) (Acquired 10/27/95; cost $100,750).......       117,000
                                                                                          -----------
                                                                                              458,437
                                                                                          -----------
                                 FINANCE (ASSET MANAGEMENT) - 0.42%

                        100,000  First Financial Management, Conv. Deb., 5.00%,
                                  12/15/99.............................................       162,000
                                                                                          -----------

                                       80
                        AIM V.I. GROWTH AND INCOME FUND

                       PRINCIPAL                                                              MARKET
                          AMOUNT                                                               VALUE
                       ---------                                                              ------
                                 MACHINERY (MISCELLANEOUS) - 1.17%

                       $300,000  Thermo Electron Corp., Conv. Deb., 4.25%, 01/01/03(b)
                                  (Acquired 11/28/95 - 11/29/95; cost $304,875).......   $   328,500
                         50,000  Thermo Electron Corp., Conv. Deb., 4.625%,
                                  08/01/97(b) (Acquired 10/23/95; cost $102,500)......       120,895
                                                                                         -----------
                                                                                             449,395
                                                                                         -----------
                                 MEDICAL (DRUGS) - 0.36%

                        125,000  ICN Pharmaceuticals, Inc., Conv. Sub. Notes, 8.50%,
                                  11/15/99............................................       139,688
                                                                                         -----------
                                 MEDICAL (PATIENT SERVICES) - 1.33%

                        100,000  Healthsouth Rehabilitation Corp., Conv. Sub. Deb.,
                                  5.00%, 04/01/01.....................................       161,630
                        200,000  Multicare Co., Conv. Sub. Deb., 7.00%, 03/15/03(b)
                                  (Acquired 11/30/95; cost $207,000)..................       220,360
                        125,000  Prime Hospitality Corp., Conv. Sub. Notes, 7.00%,
                                  04/15/02............................................       130,625
                                                                                         -----------
                                                                                             512,615
                                                                                         -----------
                                 OFFICE AUTOMATION - 0.72%

                        200,000  Danka Business Systems, Conv. Sub. Deb., 6.75%,
                                  04/01/02............................................       279,500
                                                                                         -----------
                                 PUBLISHING - 0.36%

                        300,000  News America Holdings Inc., Conv. Liquid Yield Option
                                  Notes, 5.50%, 03/11/13(c)...........................       138,751
                                                                                         -----------
                                 RETAIL (STORES) - 0.84%

                        150,000  Federated Department Stores, Conv. Notes, 5.00%,
                                  10/01/03............................................       150,750
                        300,000  Office Depot Inc., Conv. Liquid Yield Option Notes,
                                  4.00%, 11/01/08(c)..................................       172,500
                                                                                         -----------
                                                                                             323,250
                                                                                         -----------
                                 SEMICONDUCTORS - 1.67%

                        100,000  LAM Research Corp., Conv. Sub. Deb., 6.00%, 05/01/03.       185,500
                        100,000  LSI Logic Corp., Conv. Sub. Notes, 5.50%, 03/15/01(b)
                                  (Acquired 11/15/95 - 12/04/95; cost $375,691).......       275,500
                        200,000  Solectron Corp., Conv. Liquid Yield Option Notes,
                                  7.00%, 05/05/12(c)..................................       185,000
                                                                                         -----------
                                                                                             646,000
                                                                                         -----------
                                 TELECOMMUNICATIONS - 0.85%

                        200,000  General Instrument Corp., Jr. Conv. Sub. Notes,
                                  5.00%, 06/15/00.....................................       219,500
                        100,000  World Communications Corp., Conv. Sub. Notes, 5.00%,
                                  08/15/03............................................       106,500
                                                                                         -----------
                                                                                             326,000
                                                                                         -----------
                                 TRANSPORTATION/MISCELLANEOUS - 0.41%

                        150,000  Telxon Corp., Conv. Deb., 5.75%, 01/01/03(b)
                                  (Acquired 12/07/95; cost $150,000)..................       159,000
                                                                                         -----------
                                   Total Convertible Corporate Bonds..................     5,284,590
                                                                                         -----------
                          SHARES
                          ------
                                 CONVERTIBLE PREFERRED STOCKS - 5.88%

                                 AUTOMOBILE (MANUFACTURERS) - 0.42%

                          2,200  General Motors Corp. - Class C, $3.25 Dep. Conv.
                                  Pfd. ...............................................       161,150
                                                                                         -----------
                                 CONGLOMERATES - 0.39%

                          3,000  Corning Delaware LP, $3.00 Conv. MIPS................       151,125
                                                                                         -----------
                                 ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.52%

                          4,000  Elsag Bailey Process Automation N.V.-ADR - $2.75
                                  Conv. TOPRS(b) (Acquired 12/14/95 - 12/15/95,
                                  cost $200,050)......................................       200,500
                                                                                         -----------
                                 FINANCE (ASSET MANAGEMENT) - 0.39%

                          3,000  United Companies Finance LP - $2.97 Conv. Pfd.
                                  PRIDES..............................................       151,500
                                                                                         -----------
                                 FINANCE (CONSUMER CREDIT) - 0.79%

                          1,500  Penncorp Financial Group - $3.375 Conv. Pfd. ........       107,062
                          3,000  SunAmerica Inc. - Series E, $3.10 Dep. Conv. Pfd. ...       196,500
                                                                                         -----------
                                                                                             303,562
                                                                                         -----------

                                       81
                        AIM V.I. GROWTH AND INCOME FUND

                                                                                              MARKET
                          SHARES                                                               VALUE
                          ------                                                              ------
                                 FUNERAL SERVICES - 0.69%

                           3,600 SCI Financial LLC - Series A, $3.125 Conv. Pfd. .....   $   266,400
                                                                                         -----------
                                 INSURANCE (MULTI-LINE PROPERTY) - 0.21%

                           2,000 Allstate Inc. - $2.30 Conv. Pfd. ....................        82,000
                                                                                         -----------
                                 LEISURE & RECREATION - 0.21%

                           6,000 Bally Entertainment Corp. - $0.89 Conv. Pfd. PRIDES..        81,750
                                                                                         -----------
                                 MEDICAL (PATIENT SERVICES) - 0.28%

                           4,000 FHP International Corp. - Series A, $1.25 Conv.
                                  Pfd. ...............................................       106,500
                                                                                         -----------
                                 OIL & GAS SERVICES - 0.50%

                           8,000 Enron Corp. - $1.359 Conv. Pfd. ACES.................       192,000
                                                                                         -----------
                                 PUBLISHING - 0.28%

                           3,500 Time Warner Financing - $1.24 Conv. Pfd. PERCS.......       109,375
                                                                                         -----------
                                 TELECOMMUNICATIONS - 0.50%

                           1,800 LCI International, Inc. - $1.25 Exch. Conv. Pfd. ....        96,300
                           2,000 MFS Communications - $2.68 Conv. Pfd. DECS...........        97,375
                                                                                         -----------
                                                                                             193,675
                                                                                         -----------
                                 TRANSPORTATION/MISCELLANEOUS - 0.70%

                           5,000 Continental Air Finance Trust - $4.25 Conv. Pfd.
                                  TOPRS(b) (Acquired 11/21/95 - 11/22/95;
                                   cost $250,150).....................................       268,125
                                                                                         -----------
                                   Total Convertible Preferred Stocks.................     2,267,662
                                                                                         -----------
                       PRINCIPAL
                          AMOUNT
                       ---------
                                 U.S. TREASURY SECURITIES - 1.30%

                                 U.S. TREASURY BILLS - 1.30%(d)

                       $ 500,000 5.365%, 01/11/96.....................................       499,765
                                                                                         -----------
                                 REPURCHASE AGREEMENT - 7.17%(e)

                       2,765,865 Daiwa Securities America, Inc.(f)
                                  5.92%, 01/02/96.....................................     2,765,865
                                                                                         -----------
                                 TOTAL INVESTMENTS - 100.47%..........................    38,749,195
                                 LIABILITIES LESS OTHER ASSETS - (0.47)%..............      (181,983)
                                                                                         -----------
                                 NET ASSETS - 100.00%.................................   $38,567,212
                                                                                         ===========


                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) Non-income producing security.
                       (b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of
                           Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at December 31, 1995 was $2,821,216, which represented 7.32% of the net assets.
                       (c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
                       (d) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                       (e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (f) Joint repurchase agreement entered into on 12/29/95 with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due 11/15/07 to 02/15/15.
                       Abbreviations:
                       ACES - Automatic Common Exchangeable Securities  MIPS - Monthly Income Preferred Securities
                       ADR - American Depositary Receipt                Pfd. - Preferred
                       Conv. - Convertible                              PERCS - Preferred Equity Redemptive Cumulative Stock
                       Deb. - Debentures                                PRIDES - Preferred Redeemable Increased Dividend Equity
                                                                                 Securities
                       DECS - Dividend Enhanced Convertible Stock       Sr. - Senior
                       Dep. - Depositary                                Sub. - Subordinated
                       Exch. - Exchangeable                             TOPRS - Trust Originated Preferred Securities
                       Jr. - Junior

                       See Notes to Financial Statements.

                                       82
                        AIM V.I. GROWTH AND INCOME FUND

AIM V.I. GROWTH AND    ASSETS:
INCOME FUND
STATEMENT OF           Investments, at market value (cost $36,207,923).................... $38,749,195
ASSETS AND             Receivables for:
LIABILITIES              Investments sold.................................................      18,750
December 31, 1995        Capital stock sold...............................................     126,847
                         Dividends and interest...........................................     115,256
                       Investment for deferred compensation plan..........................       5,206
                       Other assets.......................................................          46
                                                                                           -----------
                           Total assets...................................................  39,015,300
                                                                                           -----------
                       LIABILITIES:

                      Payables for:
                         Investments purchased............................................     376,637
                         Deferred compensation plan.......................................       5,206
                       Accrued advisory fees..............................................      46,017
                       Accrued administrative services fees...............................       2,762
                       Accrued directors' fees............................................       1,569
                       Accrued operating expenses.........................................      15,897
                                                                                           -----------
                           Total liabilities..............................................     448,088
                                                                                           -----------
                       Net assets applicable to shares outstanding........................ $38,567,212
                                                                                           ===========
                       Capital shares, $.001 par value per share:
                         Authorized....................................................... 250,000,000
                                                                                           ===========
                         Outstanding......................................................   3,041,229
                                                                                           ===========
                       Net asset value, offering and redemption price per share...........      $12.68
                                                                                                ======







See Notes to Financial Statements.



                                       83
                        AIM V.I. GROWTH AND INCOME FUND

AIM V.I. GROWTH AND            INVESTMENT INCOME:
INCOME FUND
STATEMENT OF                     Dividends (net of $1,304 foreign withholding tax)............... $  327,833
OPERATIONS                       Interest........................................................    145,216
For the eleven months ended                                                                       ----------
December 31, 1995                 Total investment income........................................    473,049
                                                                                                  ----------
                               EXPENSES:

                                 Advisory fees...................................................    113,819
                                 Custodian fees..................................................     29,189
                                 Administrative services fees....................................     31,484
                                 Directors' fees and expenses....................................      5,245
                                 Professional fees...............................................     21,265
                                 Other...........................................................      3,478
                                                                                                  ----------
                                  Total expenses.................................................    204,480
                                 Less expenses assumed by advisor................................    (67,802)
                                                                                                  ----------
                                  Net expenses...................................................    136,678
                                                                                                  ----------
                               Net investment income.............................................    336,371
                                                                                                  ----------
                               REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
                                FUTURES CONTRACTS:

                               Net realized gain from:
                                 Investment securities...........................................  1,365,916
                                 Futures contracts...............................................     75,848
                                                                                                  ----------
                                                                                                   1,441,764
                                                                                                  ----------
                               Unrealized appreciation of:
                                 Investment securities...........................................  2,467,076
                                                                                                  ----------
                               Net gain on investment securities and futures contracts...........  3,908,840
                                                                                                  ----------
                               Net increase in net assets resulting from operations.............. $4,245,211
                                                                                                  ==========

AIM V.I. GROWTH AND                                                                   DECEMBER 31,  JANUARY 31,
INCOME FUND                                                                               1995         1995
STATEMENT OF CHANGES                                                                  ------------  -----------
IN NET ASSETS                  OPERATIONS:
For the eleven months
ended December 31, 1995          Net investment income............................... $   336,371   $   62,491
and the period May 2, 1994       Net realized gain (loss) from investment securities
(date operations commenced)       and futures contracts..............................   1,441,764     (106,189)
through January 31, 1995         Net unrealized appreciation of investment securities
                                  and futures contracts..............................   2,467,076       74,196
                                                                                      -----------   ----------
                                  Net increase in net assets resulting from
                                   operations........................................   4,245,211       30,498
                                 Net increase from capital stock transactions........  28,382,638    7,412,315
                                 Distributions to shareholders from net investment
                                  income.............................................    (325,888)     (62,491)
                                 Distributions in excess of net investment income....          --         (176)
                                 Distributions from capital gains....................  (1,114,895)          --
                                                                                      -----------   ----------
                                  Net increase in net assets.........................  31,187,066    7,380,146

                               NET ASSETS:

                                 Beginning of period.................................   7,380,146           --
                                                                                      -----------   ----------
                                 End of period....................................... $38,567,212   $7,380,146
                                                                                      ===========   ==========
                               NET ASSETS CONSIST OF:

                                 Capital (par value and additional paid-in).......... $35,794,953   $7,412,315
                                 Undistributed net investment income.................      10,307         (176)
                                 Undistributed net realized gain (loss) from
                                  investment securities and futures contracts .......     220,680     (106,189)
                                 Unrealized appreciation of investment securities and
                                  futures contracts..................................   2,541,272       74,196
                                                                                      -----------   ----------
                                                                                      $38,567,212   $7,380,146
                                                                                      ===========   ==========














See Notes to Financial Statements.




                                       84
                        AIM V.I. GROWTH AND INCOME FUND

AIM V.I. GROWTH AND    NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
INCOME FUND             AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO               organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL              Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
STATEMENTS             investment company consisting of nine portfolios. Matters affecting each
December 31, 1995      portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Growth and Income Fund (the "Fund").
                       The Fund's investment objective is to seek growth of capital, with current income as a secondary objective. Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.

                       The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                       A. Security Valuations - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market
                          System are valued at the last reported sales price or if there has been no sale that day, at the mean between the closing bid and asked prices on that day. Securities traded in the over-the-counter market, except (i) securities for which representative exchange prices are available, and (ii) securities reported in the NASDAQ National Market System, are valued at the mean between representative last bid and asked prices obtained from an electronic quotation reporting system, if such prices are available, or from established market makers. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-
                          dealer. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices,and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost which approximates market value. Short-term securities that mature in more than 60 days are valued at current market quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the authority of, the Board of Directors.
                       B. Securities Transactions, Investment Income and Distributions - Securities
                          transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
                       C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                       D. Stock Index Futures Contracts -- The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the
                          Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.




                                      85
                        AIM V.I. GROWTH AND INCOME FUND

                       NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                        The Company has entered into a master investment advisory agreement with A I M
                       Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale. During the eleven months ended December 31,
                       1995, AIM waived advisory fees of $67,802 with respect to the Fund.

                        Pursuant to a master administrative services agreement between the Company and
                       AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                       During the eleven months ended December 31, 1995, AIM was reimbursed $31,484 for such services.

                        The Company has entered into a master distribution agreement with A I M
                       Distributors, Inc. ("AIM Distributors") to serve as the distributor for the
                       Fund.

                        Certain officers and directors of the Company are officers of AIM and AIM
                       Distributors.

                        During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,379 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                       Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                       NOTE 3 - DIRECTORS' FEES

                        Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       NOTE 4 - INVESTMENT SECURITIES

                        The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the eleven months ended
                       December 31, 1995 was $50,963,527 and $26,065,671, respectively.

                        The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of December 31, 1995 is as follows:

                       Aggregate unrealized appreciation of investment securities.......... $3,260,575
                       Aggregate unrealized (depreciation) of investment securities........   (886,285)
                                                                                            ----------
                       Net unrealized appreciation of investment securities................ $2,374,290
                                                                                            ==========
                       Cost of investments for tax purposes is $36,374,905.

                       NOTE 5 - CAPITAL STOCK

                        Changes in capital stock outstanding during the eleven months ended December
                       31, 1995 and the period May 2, 1994 (date operations commenced) through January
                       31, 1995 were as follows:

                                                            December 31, 1995      January 31, 1995
                                                          ----------------------  -------------------
                                                           Shares      Amount     Shares     Amount
                                                          ---------  -----------  -------  ----------
                       Sold.............................. 2,208,514  $27,189,904  777,143  $7,797,618
                       Issued as reinvestment of
                        distributions....................   115,538    1,440,783    6,308      62,667
                       Reacquired........................   (22,290)    (248,049) (43,984)   (447,970)
                                                          ---------  -----------  -------  ----------
                                                          2,301,762  $28,382,638  739,467  $7,412,315
                                                          =========  ===========  =======  ==========



                                       86
                        AIM V.I. GROWTH AND INCOME FUND

                       NOTE 6 - FINANCIAL HIGHLIGHTS

                        Shown below are the condensed financial highlights for a share outstanding of the Fund during the eleven months ended December 31, 1995 and the period May 2,
                       1994 (date operations commenced) through January 31, 1995.

                                                                         December 31,   January 31,
                                                                             1995          1995
                                                                         ------------   -----------
                       Net asset value, beginning of period............    $  9.98        $10.00
                                                                           -------        ------
                       Income from investment operations:
                         Net investment income.........................       0.14          0.11
                         Net gains (losses) on securities (both
                          realized and unrealized).....................       3.11         (0.02)
                                                                           -------        ------
                          Total from investment operations.............       3.25          0.09
                                                                           -------        ------
                       Less distributions:
                         Dividends from net investment income..........      (0.14)        (0.11)
                         Distributions from capital gains..............      (0.41)           --
                                                                           -------        ------
                          Total distributions..........................      (0.55)        (0.11)
                                                                           -------        ------
                       Net asset value, end of period..................    $ 12.68        $ 9.98
                                                                           =======        ======
                       Total return(a).................................      32.65%         0.90%
                                                                           =======        ======
                       Ratios/supplemental data:
                       Net assets, end of period (000s omitted)........    $38,567        $7,380
                                                                           =======        ======
                       Ratio of expenses to average net assets.........       0.78%(b)      1.07%(c)(d)
                                                                           =======        ======
                       Ratio of net investment income to average net
                        assets.........................................       1.92%(b)      1.95%(c)(d)
                                                                           =======        ======
                       Portfolio turnover rate.........................        145%           96%
                                                                           =======        ======

------
(a) Total return is not annualized.
(b) Ratios are annualized and based on average net assets of $19,135,889. Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.17% and 1.53%, respectively.
(c) Annualized.
(d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.72% and 1.30%, respectively.


                                       87
                        AIM V.I. GROWTH AND INCOME FUND


REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and liabilities of AIM
                       V.I. Growth and Income Fund, a series of shares of common stock of AIM Variable
                       Insurance Funds, Inc. including the schedule of investments as of December 31,
                       1995, the related statement of operations for the eleven month period then ended and the statement of changes in net assets and financial highlights for the eleven month period then ended and the period May 2, 1994 (commencement of operations) through January 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                       December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                       V.I. Growth and Income Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended and the changes in its net assets and the financial highlights for the eleven month period then ended and the period May 2, 1994 through January 31, 1995, in conformity with generally accepted accounting principles.

                                                     TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 26, 1996






                                       88
                        AIM V.I. GROWTH AND INCOME FUND

AIM V.I.               AIM V.I. International Equity Fund took full advantage of
INTERNATIONAL          improving economic conditions overseas during the 11
EQUITY FUND            months ended December 31, 1995, posting a gain of 24.04%.
MANAGEMENT'S           Because the Fund changed its fiscal year-end from January
DISCUSSION             31 to December 31, all performance figures in this report
AND ANALYSIS           represent the 11-month period 1/31/95-12/31/95.
                        Europe delivered the strongest foreign market
                       performance during the period covered by this report,
                       thanks to low interest rates, solid earnings growth, and
                       ongoing restructuring efforts. More conservative
                       investors were attracted to strong, defensive companies
                       and stable currencies in Switzerland and Germany. Growth
                       investors bid up equity prices in Finland, Ireland, and
                       the Netherlands.
                        Even with Europe's best efforts, foreign equity
                       performance during the reporting period was largely
                       influenced by Japan, which has the largest non-U.S. stock
                       market--some 40% of the Europe, Australia, and Far East
                       Index (EAFE). Rising U.S. interest rates, a weak
                       dollar/strong yen relationship, and a stubbornly
                       depressed real estate market flagged Japan's efforts at
                       economic recovery.
                        Meanwhile, other Asian markets, such as Hong Kong,
                       Malaysia, and Singapore, rebounded sharply from 1994
                       levels. New Zealand and Australia continued to deliver
                       strong performance in Pacific markets.
                        The Fund was broadly diversified during the reporting
                       period, with 155 holdings as of December 31, 1995. Europe
                       comprised the largest allocation in the Fund, followed by
                       Japan and selected Pacific Rim countries. The Fund's top
                       five holdings were securities issued by:
                        .       PT Hanjaya Mandala Sampoerna (Indonesia)
                        .       Telecom Italia Mobile S.P.A. (Italy)
                        .       City Developments Ltd. (Singapore)
                        .       Hutchison Whampoa Ltd. (Hong Kong)
                        .       Yamaha Corp. (Japan)
                        Of course, the Fund's composition is subject to change
                       and there is no guarantee the Fund will continue to hold
                       any particular security in any specific country.


                       ----------------------------------------------------------------------
                       AVERAGE ANNUAL TOTAL RETURN
                                                               1995*   Inception**
                       AIM V.I. International Equity Fund      24.04%  12.61%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/5/93
                       ----------------------------------------------------------------------
                       ----------------------------------------------------------------------
                                         AIM V.I.             Lipper
                                      International       International    Europe-Australia-
                                       Equity Fund         Fund Index       -Far East Index
                                      -------------       --------------   ------------------
GROWTH OF A            5/5/93           $10,000             $10,000             $10,000
HYPOTHETICAL                              9,880              10,029              10,026
$10,000 INVESTMENT                       10,660              10,991              10,652
                       12/93             11,890              12,188              10,705
                                         11,560              12,060              11,041
                                         11,620              12,165              11,564
                                         12,070              12,637              11,533
                       12/94             11,698              12,079              11,373
                                         11,738              11,784              11,537
                                         12,670              12,381              11,573
                                         13,332              13,055              12,008
                       12/95             13,714              13,200              12,444

                       Past performance cannot guarantee comparable future results.

                       The performance figures shown represent the AIM V.I. International Equity Fund and are not intended to reflect actual annuity values, and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Europe, Australia, and Far East Index (EAFE) is a
                       group of unmanaged foreign securities. Source: Towers
                       Data Systems HYPO(R). Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper International Equity Fund Index represents an average of the performance of the 30 largest international mutual funds. Source: Lipper Analytical Services, Inc. Results for the Lipper Index and the EAFE Index are for the period 4/30/93 through 12/31/95.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                       AIM V.I. INTERNATIONAL EQUITY FUND

AIM V.I. INTERNATIONAL                                                                          MARKET
EQUITY FUND SCHEDULE     SHARES                                                                  VALUE
OF INVESTMENTS          ---------                                                          -----------
December 31, 1995                 FOREIGN STOCKS & OTHER EQUITY INTERESTS - 89.34%

                                  ARGENTINA - 0.33%

                           13,200 Buenos Aires Embotellado S.A. - Class B - ADR(a)
                                  (Beverages - Soft Drinks).............................   $   272,250
                                                                                           -----------
                                   AUSTRALIA - 5.06%

                           127,792 Australia & New Zealand Banking Group Ltd. (Banking)..       599,352
                            41,831 Broken Hill Proprietary Co. Ltd. (Conglomerates)......       590,745
                            52,700 National Australia Bank Ltd. (Banking)................       473,964
                            30,700 News Corp. Ltd. (The) - ADR (Publishing)..............       590,975
                           129,177 QBE Insurance Group Ltd. (Insurance - Broker).........       597,205
                           278,300 QNI Ltd. (Metals - Miscellaneous).....................       587,462
                           112,600 Western Mining Corp. Holding Ltd. (Metals -
                                    Miscellaneous).......................................       723,104
                                                                                            -----------
                                                                                              4,162,807
                                                                                            -----------
                                   AUSTRIA - 1.16%

                             4,700 Oesterreichische Elektrizitaetswirtschafts AG
                                    (Verbundgesellschaft) - Class A (Electric Services)..       282,601
                             6,100 OMV AG (Oil & Gas - Exploration & Production).........       529,592
                               700 Wienerberger Baustoffindustrie AG (Building
                                   Materials)............................................       138,910
                                                                                            -----------
                                                                                                951,103
                                                                                            -----------
                                   BRAZIL - 0.81%

                            14,000 Telecomunicacoes Brasileiras S/A - Telebras ADR
                                   (Telecommunications)..................................       663,250
                                                                                            -----------
                                   CANADA - 2.33%

                            54,600 Bombardier, Inc. - Class B (Transportation -
                                    Miscellaneous).......................................       719,736
                            26,600 Imasco, Ltd. (Tobacco)................................       516,222
                             9,700 Newbridge Networks Corp. (Computer Networking)........       401,338
                             6,500 Northern Telecom Ltd. (Telecommunications)............       279,500
                                                                                            -----------
                                                                                              1,916,796
                                                                                            -----------
                                   CHILE - 0.66%

                             6,600 Compania de Telefonos de Chile S.A. - ADR
                                   (Telecommunications)..................................       546,975
                                                                                            -----------
                                   DENMARK - 1.33%

                             7,800 Danisco A/S (Food Processing).........................       376,480
                             1,900 Danske Traelastkompagni (Building Materials)..........       128,320
                             4,300 Novo Nordisk A/S - Class B (Medical - Drugs)..........       588,563
                                                                                            -----------
                                                                                              1,093,363
                                                                                            -----------
                                   FRANCE - 7.55%

                             2,400 Accor S.A. (Hotels/Motels)............................       310,720
                             1,000 Carrefour Supermarche (Retail - Stores)...............       606,698
                             2,150 Castorama Dubois (Retail - Stores)....................       352,115
                             2,000 Christian Dior S.A. (Consumer Non-Durables)...........       215,644
                             6,300 Compagnie Francaise de Petroleum Total S.A. - Class B
                                    (Oil & Gas - Exploration & Production)...............       425,189
                             3,050 Docks de France, S.A. (Retail - Food & Drug)..........       463,385
                             2,275 Essilor International - Compagnie Generale d'Optique
                                    (Medical Instruments/Products).......................       434,838
                             1,900 LVMH Moet Hennessy Louis Vuitton (Beverages -
                                    Alcoholic)...........................................       395,753
                             3,560 Pinault - Printemps, S.A. (Retail - Food & Drug)......       710,255
                             2,050 Promodes S.A. (Retail - Food & Drug)..................       481,835
                             1,000 Rexel S.A. (Transportation - Miscellaneous)...........       168,879
                             3,390 Roussel - Uclaf (Medical - Drugs).....................       574,577
                             8,100 SGS - Thomson Microelectronics N.V.(a) (Electronic
                                   Components/Miscellaneous).............................       326,025
                             1,721 Sidel S.A. (Machinery - Miscellaneous)................       536,296
                               700 Sodexho S.A. (Business Services)......................       205,840
                                                                                            -----------
                                                                                              6,208,049
                                                                                            -----------

                                       90

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                                MARKET
                         SHARES                                                                  VALUE
                        ---------                                                          -----------
                                  GERMANY - 3.12%

                            8,000 Adidas A.G.(a) (Shoes & Related Apparel)..............   $   423,283
                              650 Altana A.G. (Medical - Drugs).........................       378,355
                              880 Gehe A.G. (Medical - Drugs)...........................       447,821
                            1,180 Mannesmann A.G. (Machinery - Miscellaneous)...........       375,675
                              370 Siemens A.G. (Electric Services)......................       202,475
                           17,500 Veba A.G. (Electric Services).........................       742,941
                                                                                           -----------
                                                                                             2,570,550
                                                                                           -----------
                                  HONG KONG - 5.37%

                           90,000 Cheung Kong Holdings Ltd. (Real Estate)...............       548,205
                          653,368 First Pacific Co. (Conglomerates).....................       726,670
                           54,000 Hang Seng Bank Ltd. (Banking).........................       483,610
                           40,000 HSBC Holdings PLC (Banking)...........................       605,237
                          134,000 Hutchison Whampoa Ltd. (Conglomerates)................       816,217
                          128,400 New World Infrastructure(a) (Conglomerates)...........       245,757
                          750,000 Shanghai Petrochemical Co., Ltd. (Chemicals)..........       215,810
                           66,600 Sun Hung Kai Properties Ltd. (Real Estate)............       544,773
                          125,000 Vatronix International (Electronic
                                  Components/Miscellaneous).............................       231,975
                                                                                           -----------
                                                                                             4,418,254
                                                                                           -----------
                                  INDIA - 0.12%

                            7,000 Reliance Industries Ltd.(a) (Conglomerates)...........        98,000
                                                                                           -----------
                                  INDONESIA - 2.76%

                          259,000 PT Astra International (Automobile/Trucks Parts &
                                  Tires)................................................       538,050
                          165,000 PT Bank International Indonesia (Banking).............       546,632
                           21,500 PT Gudang Garam (Tobacco).............................       224,732
                           92,500 PT Hanjaya Mandala Sampoerna (Tobacco)................       962,825
                                                                                           -----------
                                                                                             2,272,239
                                                                                           -----------
                                  IRELAND - 0.47%

                            8,000 Elan Corp. PLC - ADR(a) (Medical - Drugs).............       389,000
                                                                                           -----------
                                  ISRAEL - 0.43%

                            7,600 Teva Pharmaceutical Industries Ltd. - ADR (Medical -
                                   Drugs)...............................................       352,450
                                                                                           -----------
                                  ITALY - 2.00%

                          525,000 Olivetti Group(a) (Computer Software/Services)........       424,462
                          503,800 Telecom Italia Mobile S.p.A.(a) (Telecommunications)..       885,070
                          216,800 Telecom Italia S.p.A. (Telecommunications)............       336,232
                                                                                           -----------
                                                                                             1,645,764
                                                                                           -----------
                                  JAPAN - 17.84%

                           10,000 Advantest Corp. (Electronic Components/Miscellaneous).       513,318
                           14,000 Alpine Electronics (Electronic
                                  Components/Miscellaneous).............................       235,932
                           26,000 Bridgestone Corp. (Automobile/Trucks Parts & Tires)...       412,978
                           35,000 Canon, Inc. (Office Products).........................       633,899
                               38 DDI Corp. (Telecommunications)........................       294,430
                            9,900 Fanuc Ltd. (Machine Tools)............................       428,600
                           46,000 Fujitsu Ltd. (Computer Mainframes)....................       512,348
                           63,000 Hitachi Ltd. (Electronic Components/Miscellaneous)....       634,576
                           17,000 Honda Motor Co. (Automobile Manufacturers)............       350,702
                           20,000 Hoya Corp (Medical Instruments/Products)..............       687,652
                           37,000 Kajima Corp. (Engineering & Construction).............       365,520
                           22,000 Koa Corp. (Electronic Components/Miscellaneous).......       366,490
                            8,000 Kyocera Corp. (Electronic Components/Miscellaneous)...       594,285
                           16,000 Mitsumi Electric Co. Ltd. (Electronic
                                  Components/Miscellaneous).............................       385,860

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                                MARKET
                         SHARES                                                                  VALUE
                        ---------                                                          -----------
                                  JAPAN - (CONTINUED)

                           51,000 NEC Corp. (Semiconductors)............................   $   622,372
                            2,200 Nemic-Lambda K.K. (Electronic
                                  Components/Miscellaneous).............................       102,277
                            4,000 Nichiei Co., Ltd. (Business Services).................       298,305
                           47,000 Nikon Corp. (Conglomerates)...........................       637,290
                            1,770 Nippon Television Network (Advertising/Broadcasting)..       473,142
                               22 NTT Data Communications Systems Co. (Computer
                                  Software/Services)....................................       739,370
                           27,000 Omron Corp. (Electronic Components/Miscellaneous).....       622,373
                            5,000 Plenus Co., Ltd. (Restaurants)........................       242,130
                           62,000 Ricoh Co., Ltd. (Office Products).....................       678,548
                           12,000 Rohm Co., Ltd. (Electronic Components/Miscellaneous)..       677,580
                            8,200 SMC (Machinery - Miscellaneous).......................       593,260
                            5,800 Sony Corp. (Electronic Components/Miscellaneous)......       347,720
                           18,000 Tokyo Electron Ltd. (Electronic
                                  Components/Miscellaneous).............................       697,337
                           91,000 Toshiba Corp. (Electronic Components/Miscellaneous)...       713,017
                           45,000 Yamaha Corp. (Leisure & Recreation)...................       810,654
                                                                                           -----------
                                                                                            14,671,965
                                                                                           -----------
                                  MALAYSIA - 2.23%

                          135,000 Bandar Raya Developments Berhad (Real Estate).........       192,425
                           43,000 Edaran Otomobil Nasional Berhad (Retail - Stores).....       323,384
                           70,000 Malayan Banking Berhad (Banking)......................       589,833
                          114,000 United Engineers (Building Materials).................       727,172
                                                                                           -----------
                                                                                             1,832,814
                                                                                           -----------
                                  MEXICO - 0.81%

                           44,000 Kimberly-Clark de Mexico S.A. (Retail - Stores).......       663,850
                                                                                           -----------
                                  NETHERLANDS - 5.78%

                           58,000 Elsevier N.V. (Publishing)............................       773,478
                            4,187 Heineken N.V. (Beverages - Alcoholic).................       742,843
                           19,000 Koninklijke Ahold N.V. (Retail - Food & Drug).........       775,535
                            6,300 Oce-Van Der Grinten N.V. (Office Automation)..........       383,175
                            2,850 Royal Dutch Petroleum Co. (Oil & Gas - Services)......       398,186
                           12,800 Vendex International N.V. (Retail - Stores)...........       380,482
                            4,950 Ver Ned Uitgevuer Bezit N.V. (Publishing).............       679,556
                            6,590 Wolters Kluwer N.V. (Publishing)......................       623,395
                                                                                           -----------
                                                                                             4,756,650
                                                                                           -----------
                                  NEW ZEALAND - 0.65%

                          128,400 Telecom Corp. of New Zealand Ltd.
                                  (Telecommunications)..................................       538,918
                                                                                           -----------
                                  NORWAY - 0.95%

                            8,400 Norsk Hydro A.S. (Chemicals)..........................       352,758
                           77,000 UNI Storebrand A.S.(a) (Insurance - Life & Health)....       425,475
                                                                                           -----------
                                                                                               778,233
                                                                                           -----------
                                  PHILIPPINES - 1.65%

                          582,000 C&P Homes, Inc.(a) (Homebuilding).....................       427,125
                        3,568,000 Metro Pacific Corp. (Conglomerates)...................       659,733
                           14,090 Metropolitan Banks & Trust Co. (Banking)..............       273,957
                                                                                           -----------
                                                                                             1,360,815
                                                                                           -----------
                                  PORTUGAL - 0.43%

                           18,600 Portugal Telecom S.A.(a) (Telecommunications).........       349,817
                                                                                           -----------

                                       92

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                                                                MARKET
                         SHARES                                                                  VALUE
                        ---------                                                          -----------
                                  SINGAPORE - 2.33%

                           54,000 Cerebos Pacific Ltd. (Food/Processing)................   $   374,125
                          117,000 City Developments Ltd. (Real Estate)..................       851,962
                           60,000 Overseas Union Bank Ltd. (Banking)....................       413,573
                           28,400 United OverSeas Bank Ltd. (Banking)...................       273,058
                                                                                           -----------
                                                                                             1,912,718
                                                                                           -----------
                                  SPAIN - 3.15%

                            6,500 Corporacion Mapfre Compania Internacional de
                                   Reaseguros S.A. (Insurance - Broker).................       363,850
                           10,100 Empresa Nacional de Electricidad, S.A. (Telephone)....       572,028
                            4,750 Gas Natural SDG - E.S.A. (Natural Gas Pipeline).......       740,108
                           12,000 Repsol S.A. (Oil & Gas - Services)....................       393,240
                           13,700 Tabacalera S.A. (Tobacco).............................       519,538
                                                                                           -----------
                                                                                             2,588,764
                                                                                           -----------
                                  SWEDEN - 2.82%

                           19,770 Astra AB (Medical - Drugs)............................       783,094
                            6,000 Autoliv AB (Automobile/Trucks Parts & Tires)..........       350,618
                            9,300 Securitas AB - (Security & Safety Services)...........       441,210
                           15,700 Skandia Forsakrings AB (Insurance - Multi-Line
                                  Property).............................................       424,439
                           16,280 Telefonaktiebolaget L.M. Ericsson - ADR
                                  (Telecommunications)..................................       317,460
                                                                                           -----------
                                                                                             2,316,821
                                                                                           -----------
                                  SWITZERLAND - 3.23%

                            1,400 ADIA SA (Business Services)...........................       228,175
                              580 BBC Brown Boveri Ltd. (Engineering & Construction)....       673,775
                              590 Ciba-Geigy Ltd. (Chemicals)...........................       519,159
                              100 Roche Holdings A.G. (Medical - Drugs).................       791,070
                              490 Sandoz A.G. (Chemicals)...............................       448,582
                                                                                           -----------
                                                                                             2,660,761
                                                                                           -----------
                                  THAILAND - 2.32%

                           24,000 Advanced Information Service PLC (Telecommunications).       424,930
                           55,100 Bank of Ayudhya PLC (Banking).........................       308,420
                          152,130 Krung Thai Bank PLC (Banking).........................       622,048
                           15,300 Thai Farmers Bank (Banking)...........................       154,275
                           31,100 United Communication Industry (Telecommunications)....       397,547
                                                                                           -----------
                                                                                             1,907,220
                                                                                           -----------
                                  UNITED KINGDOM - 11.65%

                           68,000 Argos PLC (Retail - Stores)...........................       628,887
                           51,500 Bank of Ireland (Banking).............................       375,912
                           37,000 Bass PLC (Beverages - Alcoholic)......................       412,867
                           43,000 B.A.T. Industries PLC (Tobacco).......................       378,980
                           31,350 BOC Group PLC (Chemicals).............................       438,677
                           56,900 British Petroleum PLC (Oil & Gas - Exploration &
                                  Production)...........................................       475,860
                          367,200 Burton Group PLC (Retail - Stores)....................       767,020
                           53,000 Compass Group PLC (Food/Processing)...................       402,500
                           76,000 Cookson Group PLC (Conglomerates).....................       361,175
                           73,000 Dixons Group PLC (Retail - Stores)....................       506,205
                           33,750 Farnell Electronics PLC (Electronic
                                  Components/Miscellaneous).............................       376,602
                           30,500 GKN PLC (Automobile/Trucks Parts & Tires).............       368,993
                           35,400 Granada Group PLC (Leisure & Recreation)..............       354,605
                          147,000 Medeva PLC (Medical - Drugs)..........................       616,400
                           29,900 Provident Financial PLC (Finance - Consumer Credit)...       380,076

                                       93

                       AIM V.I. INTERNATIONAL EQUITY FUND


AIM V.I. INTERNATIONAL                                                                            MARKET
EQUITY FUND SCHEDULE       SHARES                                                                  VALUE
OF INVESTMENTS            ---------                                                          -----------
December 31, 1995                   UNITED KINGDOM - (CONTINUED)

                             65,500 Rentokil Group PLC (Business Services)................   $   340,774
                             63,100 Standard Chartered PLC (Banking)......................       537,021
                             72,000 Storehouse PLC (Retail - Stores)......................       373,474
                             31,300 Thorn EMI PLC (Leisure & Recreation)..................       737,171
                             86,000 Vickers PLC (Automobile Manufacturers)................       339,245
                            160,000 WPP Group (Advertising/Broadcasting)..................       412,486
                                                                                             -----------
                                                                                               9,584,930
                                                                                             -----------
                                    Total Foreign Stocks & Other Equity Interests.........    73,485,126
                                                                                             -----------
                          PRINCIPAL
                           AMOUNT
                          ---------
                                    CONVERTIBLE BONDS - 0.69%

                          $ 490,000 MBL International Finance Bermuda, Convertible Bonds,
                                    3.00%, 11/30/02.......................................       568,400
                                                                                             -----------
                                    REPURCHASE AGREEMENT - 4.79%(b)

                          3,938,535 Daiwa Securities America Inc., 5.92%, 01/02/96(c).....     3,938,535
                                                                                             -----------
                                    TOTAL INVESTMENTS - 94.82%............................    77,992,061
                                    OTHER ASSETS LESS LIABILITIES - 5.18%.................     4,264,794
                                                                                             -----------
                                    NET ASSETS - 100.00%..................................   $82,256,855
                                                                                             ===========

(a)Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(c) Joint repurchase agreement entered into 12/29/95 with a maturing value of $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations, 7.875% to 11.25% due 11/15/07 to 02/15/15.



See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND


AIM V.I. INTERNATIONAL       ASSETS:
EQUITY FUND
STATEMENT OF                 Investments, at market value (cost $66,760,505).................... $77,992,061
ASSETS AND                   Foreign currencies, at market value (cost $3,994,342)..............   3,986,961
LIABILITIES                  Receivables for:
December 31, 1995              Capital stock sold...............................................     136,070
                               Investments sold.................................................   1,452,460
                               Dividends and interest...........................................     116,534
                             Organizational costs, net..........................................       6,748
                             Investment for deferred compensation plan..........................       7,899
                             Other assets.......................................................         151
                                                                                                 -----------
                                 Total assets...................................................  83,698,884
                                                                                                 -----------
                             LIABILITIES:

                             Payables for:
                               Investments purchased............................................   1,280,092
                               Deferred compensation plan.......................................       7,899
                             Accrued advisory fees..............................................      50,594
                             Accrued directors' fees............................................       1,542
                             Accrued custodian fees.............................................      87,187
                             Accrued administrative services fees...............................       4,356
                             Accrued operating expenses.........................................      10,359
                                                                                                 -----------
                                 Total liabilities..............................................   1,442,029
                                                                                                 -----------
                             Net assets applicable to shares outstanding........................ $82,256,855
                                                                                                 ===========
                             Capital shares, $.001 par value per share:
                               Authorized....................................................... 250,000,000
                                                                                                 ===========
                               Outstanding......................................................   6,020,540
                                                                                                 ===========
                             Net asset value, offering and redemption price per share...........      $13.66
                                                                                                      ======

See Notes to Financial Statements.

                                       95

                       AIM V.I. INTERNATIONAL EQUITY FUND


AIM V.I.                        INVESTMENT INCOME:
INTERNATIONAL
EQUITY FUND                         Dividends (net of $142,149 foreign withholding tax)............   $   972,190
STATEMENT OF                        Interest.......................................................       184,428
OPERATIONS                                                                                            -----------
For the eleven months ended           Total investment income......................................     1,156,618
December 31, 1995                                                                                     -----------
                                EXPENSES:

                                    Advisory fees..................................................       457,559
                                    Custodian fees.................................................       156,614
                                    Administrative services fees...................................        21,068
                                    Professional fees..............................................        42,011
                                    Directors' fees and expenses...................................         5,469
                                    Organizational costs...........................................         2,651
                                    Other..........................................................        13,722
                                                                                                      -----------
                                      Total expenses...............................................       699,094
                                                                                                      -----------
                                Net investment income..............................................       457,524
                                                                                                      -----------
                                REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES
                                 AND FOREIGN CURRENCY TRANSACTIONS:

                                Net realized gain (loss) from:
                                  Investment securities............................................        (2,985)
                                  Foreign currency transactions....................................      (104,674)
                                                                                                      -----------
                                                                                                         (107,659)
                                                                                                      -----------
                                Unrealized appreciation of:
                                  Investment securities............................................    13,447,127
                                  Foreign currencies...............................................         7,177
                                                                                                      -----------
                                                                                                       13,454,304
                                                                                                      -----------
                                Net gain on investment securities and foreign currencies...........    13,346,645
                                                                                                      -----------
                                Net increase in net assets resulting from operations...............   $13,804,169
                                                                                                      ===========



                                                                                          DECEMBER 31,  JANUARY 31,
                                                                                              1995         1995
                                                                                          ------------  -----------
AIM V.I.                            OPERATIONS:
INTERNATIONAL
EQUITY FUND                           Net investment income.............................. $   457,524   $   256,749
STATEMENT OF                          Net realized gain (loss) on sales of investment
OPERATIONS                             securities and foreign currency transactions......    (107,659)     (983,419)
For the eleven months ended           Net unrealized appreciation (depreciation) of
December 31, 1995 and the              investment securities and foreign currencies......  13,454,304    (4,821,033)
year ended January 31, 1995                                                               -----------   -----------
                                       Net increase (decrease) in net assets resulting
                                        from operations..................................  13,804,169    (5,547,703)
                                      Net increase from capital stock transactions.......  13,556,877    37,165,081
                                      Distributions to shareholders from net investment
                                       income............................................    (123,270)     (131,518)
                                                                                          -----------   -----------
                                       Net increase in net assets........................  27,237,776    31,485,860

                                    NET ASSETS:

                                      Beginning of period................................  55,019,079    23,533,219
                                                                                          -----------   -----------
                                      End of period...................................... $82,256,855   $55,019,079
                                                                                          ===========   ===========
                                    NET ASSETS CONSIST OF:

                                      Capital (par value and additional paid-in)......... $71,752,671   $58,203,064
                                      Undistributed net investment income................     374,899       127,710
                                      Undistributed net realized gain (loss) from
                                       investment securities and foreign currency
                                       transactions......................................  (1,106,243)   (1,092,919)
                                      Unrealized appreciation (depreciation) of
                                       investment securities and foreign currencies......  11,235,528    (2,218,776)
                                                                                          -----------   -----------
                                                                                          $82,256,855   $55,019,079
                                                                                          ===========   ===========


See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

AIM V.I.               NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
INTERNATIONAL           AIM Variable Insurance Funds, Inc. (the "Company"), is a
EQUITY FUND            Maryland corporation organized on January 22, 1993, and
NOTES TO               is registered under the Investment Company Act of 1940
FINANCIAL              (the "1940 Act"), as amended, as an open-end, series,
STATEMENTS             management investment company consisting of nine
December 31, 1995      portfolios. Matters affecting each portfolio are voted on
                       exclusively by the shareholders of such portfolio. The
                       assets, liabilities and operations of each portfolio are
                       accounted for separately. Effective December 31, 1995,
                       the Company's fiscal year was changed from January 31 to
                       December 31. Information presented in these financial
                       statements pertains only to AIM V.I. International Equity
                       Fund (the "Fund"). The Fund's investment objective is to
                       seek to provide long-term growth of capital by investing
                       in a diversified portfolio of international equity
                       securities the issuers of which are considered by AIM to
                       have strong earnings momentum. Currently, shares of the
                       Fund are sold only to insurance company separate accounts
                       to fund the benefits of variable annuity contracts.

                       The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                    A. Security Valuations - A security listed or traded on an exchange is valued at the last sales price on the exchange on which the securities are traded or, lacking any sales, at the mean between the closing bid and asked prices on the day of valuation. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales prices.
                       Securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices on valuation date. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Investments with maturities of 60 days or less are valued on the basis of amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange.
                       The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York
                       Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.

                    B. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                    C. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a forward contract for the amount of a purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The
                       Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

                    D. Securities Transactions, Investment Income and
                       Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis.
                       Dividend income and distributions to shareholders are recorded on the ex-dividend date. On December 31, 1995, undistributed net realized gain (loss) was increased by $94,335, undistributed net investment income reduced by $87,065 and paid-in capital reduced by $7,270 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2.
                       Net assets of the Fund were unaffected by the reclassification discussed above.

                    E. Federal Income Taxes - The Fund intends to comply with
                       the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                    F. Organizational Costs - Organizational costs of $14,461
                       are being amortized over five years.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                       NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                        The Company has entered into a master investment
                       advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

                        Pursuant to a master administrative services agreement
                       between the Company and AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund. During the eleven months ended December 31, 1995, AIM was reimbursed $21,068 for such services.

                        The Company has entered into a master distribution
                       agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund.

                        Certain officers and directors of the Company are
                       officers of AIM and AIM Distributors.

                        During the eleven months ended December 31, 1995, the
                       Fund incurred legal fees of $2,241 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                       NOTE 3 - DIRECTORS' FEES

                        Directors' fees represent remuneration paid or accrued
                       to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                       NOTE 4 - INVESTMENT SECURITIES

                        The aggregate amount of investment securities (other
                       than short-term securities) purchased and sold by the Fund during the eleven months ended December 31, 1995 was $54,598,136 and $40,670,084, respectively.

                        The amount of unrealized appreciation (depreciation) of
                       investment securities, on a tax basis, as of December 31, 1995 is as follows:

                       Aggregate unrealized appreciation
                        of investment securities.................. $11,965,023
                       Aggregate unrealized (depreciation)
                        of investment securities..................    (734,166)
                                                                   -----------
                       Net unrealized appreciation of
                        investment securities..................... $11,230,857
                                                                   ===========

                       Cost of investments for tax purposes is $66,761,204.

                       NOTE 5 - CAPITAL STOCK

                        Changes in capital stock outstanding during the eleven
                       months ended December 31, 1995 and the year ended January 31, 1995 were as follows:

                                                        December 31, 1995        January 31, 1995
                                                      ----------------------  -----------------------
                                                       Shares      Amount      Shares       Amount
                                                      ---------  -----------  ---------  ------------
                       Sold.......................... 1,612,585  $20,607,902  3,273,461  $ 39,114,516
                       Issued as reinvestment of
                        distributions................     9,199      123,270     11,496       131,518
                       Reacquired....................  (591,239)  (7,174,295)  (179,533)   (2,080,953)
                                                      ---------  -----------  ---------  ------------
                                                      1,030,545  $13,556,877  3,105,424  $ 37,165,081
                                                      =========  ===========  =========  ============

                       AIM V.I. INTERNATIONAL EQUITY FUND

                        NOTE 6 - FINANCIAL HIGHLIGHTS

                        Shown below are the condensed financial highlights for a
                       share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended January 31, 1995 and the period May 5, 1993 (date operations commenced) through January 31, 1994.

                                                                                       January 31,
                                                                    December 31,   -------------------
                                                                        1995        1995        1994
                                                                    ------------   -------     -------
                             Net asset value, beginning of period.    $ 11.03      $ 12.49     $ 10.00
                                                                      -------      -------     -------
                             Income from investment operations:
                              Net investment income..............       0.07         0.06          --
                              Net gains (losses) on securities
                               (both realized and unrealized)....       2.58        (1.49)       2.49
                                                                      -------      -------     -------
                                Total from investment operations..       2.65        (1.43)       2.49
                                                                      -------      -------     -------
                             Less distributions:
                              Dividends from net investment
                               income............................      (0.02)       (0.03)         --
                                                                      -------      -------     -------
                             Net asset value, end of period.......    $ 13.66      $ 11.03     $ 12.49
                                                                      =======      =======     =======
                             Total return.........................      24.04%(a)   (11.48)%     24.90%(a)
                                                                      =======      =======     =======
                             Ratios/supplemental data:
                             Net assets, end of period (000s
                              omitted)............................    $82,257      $55,019     $23,533
                                                                      =======      =======     =======
                             Ratio of expenses to average net
                              assets..............................       1.15%(b)     1.27%(c)    1.98%(d)(e)
                                                                      =======      =======     =======
                             Ratio of net investment income to
                              average net assets..................       0.75%(b)     0.60%(c)   (0.15)%(d)(e)
                                                                      =======      =======     =======
                             Portfolio turnover rate..............         67%          64%         26%
                                                                      =======      =======     =======

                       ------
                       (a) Total return is not annualized.
                       (b) Ratios are annualized and based on average net
                           assets of $66,670,268.
                       (c) Ratios of expenses and net investment income to
                           average net assets prior to waiver of advisory fees are 1.28% and 0.59%, respectively.
                       (d) Annualized.
                       (e) Annualized ratios of expenses and net investment
                           income (loss) to average net assets prior to waiver of advisory fees are 3.06% and (1.23)%, respectively.

                       AIM V.I. INTERNATIONAL EQUITY FUND

REPORT OF              To the Shareholders and Board of Directors
INDEPENDENT            AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS            We have audited the accompanying statement of assets and
                       liabilities of AIM V.I. International Equity Fund, a series of shares of common stock of AIM Variable
                       Insurance Funds, Inc. including the schedule of investments as of December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January
                       31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995 and the period May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995 and the period May 5, 1993 through January 31, 1994, in conformity with generally accepted accounting principles.


                                                   TAIT, WELLER & BAKER


                       Philadelphia, Pennsylvania
                       January 26, 1996

                       AIM V.I. INTERNATIONAL EQUITY FUND

AIM V.I. MONEY           PRINCIPAL
MARKET FUND                AMOUNT                                                           VALUE
SHCEDULE OF              ----------                                                      -----------
INVESTMENTS                         COMMERCIAL PAPER - 52.93%(a)
December 31, 1995
                                    ASSET-BACKED SECURITIES - 18.20%

                         $3,000,000 Asset Securitization Cooperative Corp., 5.65%,
                                    02/08/96..........................................   $ 2,982,108
                          3,000,000 Delaware Funding Corp., 5.71%, 02/07/96...........     2,982,394
                          3,000,000 Eiger Capital Corp., 5.83%, 01/30/96..............     2,985,911
                          3,000,000 Preferred Receivables Funding Corp., 5.65%,
                                    02/26/96..........................................     2,973,633
                                                                                         -----------
                                                                                          11,924,046
                                                                                         -----------
                                    BROKER/DEALER - 4.57%

                          3,000,000 Goldman Sachs Group (The), L.P., 6.05%, 01/11/96..     2,994,958
                                                                                         -----------
                                    COMPUTERS & OFFICE EQUIPMENT - 3.71%

                          2,500,000 Xerox Credit Corp., 5.25%, 07/18/96...............     2,427,448
                                                                                         -----------
                                    FINANCE (BUSINESS CREDIT) - 3.79%

                          2,500,000 General Electric Capital Corp., 5.53%, 02/12/96...     2,483,871
                                                                                         -----------
                                    FINANCE (MISCELLANEOUS) - 10.62%

                          3,000,000 Associates Corp. of North America, 5.59%,
                                    03/18/96..........................................     2,964,131
                          2,000,000 Cargill Financial Services Corp., 5.47%, 01/08/96.     1,997,873
                          2,000,000 Transamerica Finance Corp., 5.52%, 01/31/96.......     1,990,801
                                                                                         -----------
                                                                                           6,952,805
                                                                                         -----------
                                    INSURANCE - 1.50%

                          1,000,000 Marsh & McLennan Companies, Inc., 5.62%, 04/25/96.       982,047
                                                                                         -----------
                                    OIL & GAS (INTEGRATED) - 4.52%

                          3,000,000 ARCO Coal Australia Inc., 5.60%, 03/18/96.........     2,964,067
                                                                                         -----------
                                    POLLUTION CONTROL - 1.49%

                          1,000,000 WMX Technologies Inc., 5.51%, 06/11/96............       975,205
                                                                                         -----------
                                    TELEPHONE - 4.53%

                          3,000,000 AT&T Corp., 5.60%, 03/12/96.......................     2,966,867
                                                                                         -----------
                                      Total Commercial Paper..........................    34,671,314
                                                                                         -----------
                                    U.S. GOVERNMENT AGENCY SECURITIES - 3.81%

                                    FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.05%

                          2,000,000 5.26%, 06/02/99(b)................................     2,000,000
                                                                                         -----------
                                    STUDENT LOAN MARKETING ASSOCIATION - 0.76%

                            500,000 5.24%, 08/20/98(b)................................       499,907
                                                                                         -----------
                                      Total U.S. Government Agency Securities.........     2,499,907
                                                                                         -----------
                                    U.S. TREASURY BILLS - 2.98%(c)

                          2,000,000 5.04%, 06/27/96...................................     1,950,160
                                                                                         -----------
                                    MASTER NOTE AGREEMENT - 3.82%

                          2,500,000 Citicorp Securities, Inc., 6.25%, 03/11/96(d).....     2,500,000
                                                                                         -----------
                                      Total Investments, excluding Repurchase
                                      Agreements......................................    41,621,381
                                                                                         -----------
                                    REPURCHASE AGREEMENTS - 35.90%(e)

                          8,519,331 Daiwa Securities America Inc., 5.92%, 01/02/96(f).     8,519,331
                         15,000,000 Goldman, Sachs & Co., 5.92%, 01/02/96(g)..........    15,000,000
                                                                                         -----------
                                      Total Repurchase Agreements.....................    23,519,331
                                                                                         -----------
                                    TOTAL INVESTMENTS - 99.44%........................    65,140,712(h)
                                    OTHER ASSETS LESS LIABILITIES - 0.56%.............       365,042
                                                                                         -----------
                                    NET ASSETS - 100.00%..............................   $65,505,754
                                                                                         ===========

                                      101

                           AIM V.I. MONEY MARKET FUND

                         NOTES TO SCHEDULE OF INVESTMENTS:
                         (a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                         (b) Interest rates are redetermined weekly. Rates shown are the rates in effect on December 31, 1995.
                         (c) U.S. Treasury Bills are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                         (d) The Fund may demand prepayment of notes purchased under the Master Note
                             Purchase Agreement upon notice to the issuer. Interest rates are redetermined periodically. Rate shown is the rate in effect on December 31,
                             1995.
                         (e) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                         (f) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                             $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations,
                             7.875% to 11.25% due 11/15/07 to 02/15/15.
                         (g) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                             $1,195,786,044. Collateralized by $1,106,121,000 U.S. Treasury obligations,
                             5.50% to 11.25% due 01/31/98 to 02/15/23.
                         (h) Also represents cost for federal income tax purposes.



                         See Notes to Financial Statements.

                                    102

                        AIM V.I. MONEY MARKET FUND


AIM V.I. MONEY           ASSETS:
MARKET FUND
STATEMENT OF             Investments, excluding repurchase agreements, at value (amortized
ASSETS AMD                cost)............................................................. $41,621,381
LIABILITIES              Repurchase agreements..............................................  23,519,331
December 31, 1995        Receivables for:
                           Capital stock sold...............................................     347,290
                           Interest receivable..............................................      36,602
                         Organizational costs, net..........................................       6,748
                         Investment for deferred compensation plan..........................       7,775
                         Other assets.......................................................         393
                                                                                             -----------
                             Total assets...................................................  65,539,520
                                                                                             -----------
                         LIABILITIES:

                         Payable for deferred compensation plan.............................       7,775
                         Accrued advisory fees..............................................      21,647
                         Accrued administrative service fees................................       2,222
                         Accrued directors' fees............................................         296
                         Accrued operating expenses.........................................       1,826
                                                                                             -----------
                             Total liabilities..............................................      33,766
                                                                                             -----------
                         Net assets applicable to shares outstanding........................ $65,505,754
                                                                                             ===========
                         Capital shares, $.001 par value per share:
                           Authorized....................................................... 250,000,000
                                                                                             ===========
                           Outstanding......................................................  65,521,991
                                                                                             ===========
                         Net asset value, offering and redemption price per share...........       $1.00
                                                                                                   =====

AIM V.I. MONEY           INVESTMENT INCOME:
MARKET FUND
STATEMENT OF               Interest.......................................................... $2,503,796
OPERATIONS                                                                                    ----------
For the eleven           EXPENSES:
months ended
December 31, 1995          Advisory fees.....................................................    168,901
                           Custodian fees....................................................     10,196
                           Administrative services fees......................................     22,997
                           Directors' fees and expenses......................................      4,709
                           Organizational costs..............................................      2,651
                           Other.............................................................     16,100
                                                                                              ----------
                            Total expenses...................................................    225,554
                                                                                              ----------
                         Net investment income...............................................  2,278,242
                                                                                              ----------
                         Net realized gain (loss) on sales of investment securities..........    (17,141)
                                                                                              ----------
                         Net increase in net assets resulting from operations................ $2,261,101
                                                                                              ==========

                                                                               DECEMBER 31,  JANUARY 31,
                                                                                   1995         1995
                                                                               ------------  -----------
AIM V.I. MONEY           OPERATIONS:
MARKET FUND
STATEMENT                  Net investment income.............................. $ 2,278,242   $ 1,082,131
OF CHANGES                 Net realized gain (loss) on sales of investment
IN NET ASSETS               securities........................................     (17,141)          904
For the eleven                                                                 -----------   -----------
months ended                Net increase in net assets resulting from
December 31, 1995            operations.......................................   2,261,101     1,083,035
and the year ended         Net increase from capital stock transactions.......  34,506,043    17,124,934
January 31, 1995           Distributions to shareholders from net investment
                            income............................................  (2,278,242)   (1,082,131)
                                                                               -----------   -----------
                            Net increase in net assets........................  34,488,902    17,125,838

                         NET ASSETS:

                           Beginning of period................................  31,016,852    13,891,014
                                                                               -----------   -----------
                           End of period...................................... $65,505,754   $31,016,852
                                                                               ===========   ===========
                         NET ASSETS CONSIST OF:

                           Capital (par value and additional paid-in)......... $65,521,991   $31,015,948
                           Undistributed net realized gain (loss) on sales of
                            investment securities.............................     (16,237)          904
                                                                               -----------   -----------
                                                                               $65,505,754   $31,016,852
                                                                               ===========   ===========

                       See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

AIM V.I. MONEY           NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
MARKET FUND
FINANCIAL                 AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
STATEMENTS               organized on January 22, 1993, and is registered under the Investment Company
December 31, 1995        Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management investment company consisting of nine portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Effective December 31, 1995, the Company's fiscal year was changed from January 31 to December 31. Information presented in these financial statements pertains only to the AIM V.I. Money Market Fund (the "Fund"). The
                         Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
                         Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.

                         The following is a summary of the significant accounting policies followed by the Fund in the presentation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
                         A. Security Valuations - The Fund invests only in securities which have maturities of 397 days or less from the date of purchase. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.
                         B. Securities Transactions, Investment Income and Distributions - Securities
                            transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded as earned from settlement date and is recorded on the accrual basis. Distributions to shareholders are declared and paid daily. Realized gains or losses from securities transactions are recorded on the identified cost basis.
                         C. Federal Income Taxes - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $17,143 which expires, if not previously utilized, in the year
                            2003.
                         D. Organizational Costs - Organizational costs of $14,461 are being amortized over five years.

                         NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                          The Company has entered into a master investment advisory agreement with A I M
                         Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.40% of the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million. This agreement requires AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.

                          Pursuant to a master administrative services agreement between the Company and
                         AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                         During the eleven months ended December 31, 1995, AIM was reimbursed $22,997 for such services.

                          The Company has entered into a master distribution agreement with A I M
                         Distributors, Inc. ("AIM Distributors") to serve as the distributor for the
                         Fund.

                          Certain officers and directors of the Company are officers of AIM and AIM
                         Distributors.

                          During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,457 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                         Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                         NOTE 3 - DIRECTORS' FEES

                          Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

                                      104

                           AIM V.I. MONEY MARKET FUND

                         NOTE 4 - CAPITAL STOCK

                          Changes in capital stock outstanding during the eleven months ended December
                         31, 1995 and the year ended January 31, 1995 were as follows:

                                                       December 31, 1995           January 31, 1995
                                                    -------------------------  -------------------------
                                                      Shares        Amount       Shares        Amount
                                                    -----------  ------------  -----------  ------------
                         Sold.....................   80,119,672  $ 80,119,672   53,878,101  $ 53,878,101
                         Issued as reinvestment of
                          distributions...........    2,278,242     2,278,242    1,082,131     1,082,131
                         Reacquired...............  (47,891,871)  (47,891,871) (37,835,298)  (37,835,298)
                                                    -----------  ------------  -----------  ------------
                                                     34,506,043  $ 34,506,043   17,124,934  $ 17,124,934
                                                    ===========  ============  ===========  ============

                         NOTE 5 - FINANCIAL HIGHLIGHTS

                          Shown below are the condensed financial highlights for a share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended
                         January 31, 1995 and the period May 5, 1993 (date operations commenced) through
                         January 31, 1994.

                                                                                 JANUARY 31,
                                                                DECEMBER 31,   -------------------
                                                                    1995        1995        1994
                                                                ------------   -------     -------
                         Net asset value, beginning of period..   $  1.00      $  1.00     $  1.00
                                                                  -------      -------     -------
                         Income from investment operations:
                           Net investment income...............      0.05         0.04        0.02
                                                                  -------      -------     -------
                         Less distributions:
                           Dividends from net investment
                            income.............................     (0.05)       (0.04)      (0.02)
                                                                  -------      -------     -------
                         Net asset value, end of period........   $  1.00      $  1.00     $  1.00
                                                                  =======      =======     =======
                         Total return..........................      5.69%(a)     3.98%       2.27%(a)
                                                                  =======      =======     =======
                         Ratios/supplemental data:
                         Net assets, end of period (000s
                          omitted).............................   $65,506      $31,017     $13,891
                                                                  =======      =======     =======
                         Ratio of expenses to average net
                          assets...............................      0.53%(b)     0.63%(c)    0.95%(a)(d)
                                                                  =======      =======     =======
                         Ratio of net investment income to
                          average net assets...................      5.40%(b)     4.14%(c)    2.29%(a)(d)
                                                                  =======      =======     =======
                         ------
                         (a) Annualized.
                         (b) Ratios are annualized and based on average net assets of $46,144,418.
                         (c) Ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 0.70% and 4.07%, respectively.
                         (d) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees are 1.53% and 1.70%, respectively.

                                      105

                           AIM V.I. MONEY MARKET FUND

 PAGE>

REPORT OF                To the Shareholders and Board of Directors
INDEPENDENT              AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS              We have audited the accompanying statement of assets and liabilities of AIM
                         V.I. Money Market Fund, a series of shares of common stock of AIM Variable
                         Insurance Funds, Inc. including the schedule of investments as of December 31,
                         1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995 and the period
                         May 5, 1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the
                         Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                         December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
                         We believe that our audits provide a reasonable basis for our opinion.

                         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                         V.I. Money Market Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended
                         January 31, 1995 and the period May 5, 1993 through January 31, 1994, in conformity with generally accepted accounting principles.

                                                       TAIT, WELLER & BAKER

                         Philadelphia, Pennsylvania
                         January 26, 1996

                           AIM V.I. MONEY MARKET FUND

AIM V.I. VALUE FUND   As stocks posted record gains, AIM V.I. Value Fund gained
MANAGEMENT'S          36.25% during the 11 months ended December 31, 1995.
DISCUSSION            Because the Fund changed its fiscal year-end from January
AND ANALYSIS          31 to December 31, all performance figures in this report
                      represent the 11-month period from 1/31/95-12/31/95.
                       Strong earnings, low interest rates, and a slowing
                      economy converged to make 1995 the year of the raging
                      bull. AIM V.I. Value Fund advanced with the market
                      because it remained fully invested during most of the
                      year.
                       Value fund managers target out-of-favor stocks with long-
                      term growth potential. The Fund is invested in large-,
                      mid-, and small-cap stocks, and each area enjoyed earnings growth in 1995. Fund managers analyze stocks using a
                      number of financial criteria including a price-to earnings ratio, which compares a company's stock price to its
                      earnings. The goal is to buy earnings growth at a
                      discount.
                       As of December 31, 1995, the Fund had invested in 184
                      securities, mainly in domestic common stocks. The Fund
                      was heavily weighted toward technology stocks for most of
                      the year, but decreased holdings in this sector in the
                      fourth-quarter when earnings projections weakened for
                      some semiconductor manufacturers. Other areas emphasized
                      by the Fund included the medical and financial
                      industries, where earnings projections remained strong.
                      At the end of the year, Fund managers increased holdings
                      in cash and U.S. Treasury notes to hedge against the
                      possibility of earnings disappointments in 1996. Of
                      course, Fund managers determine Fund composition based on
                      earnings momentum, not market timing. The Fund's top five
                      equity holdings included:
                       .       Philip Morris Companies, Inc.
                       .       Texas Instruments, Inc.
                       .       Computer Associates International, Inc.
                       .       Xerox Corp.
                       .       Citicorp
                       The Fund's composition is subject to change and there is
                      no guarantee the Fund will continue to hold any one particular security.

GROWTH OF A
HYPOTHETICAL
$10,000 INVESTMENT
                       AVERAGE ANNUAL TOTAL RETURN

                                               1995*   Inception**
                       AIM V.I. Value Fund     36.25%  20.10%
                       *1/31/95--12/31/95 (not annualized)   **Since Inception 5/5/93


                                        AIM V.I.                  Lipper Growth
                                       Value Fund     S&P 500       Fund Index
                                      ------------    -------     --------------
                       5/5/93           $10,000       $10,000        $10,000
                                         10,690        10,290         10,430
                                         11,230        10,472         10,930
                       12/93             11,482        10,714         11,177
                                         11,803        10,311         10,843
                                         11,312        10,355         10,606
                                         12,043        10,650         11,126
                       12/94             11,945        10,859         11,001
                                         13,127        11,913         11,797
                                         14,803        13,047         13,059
                                         16,520        14,081         14,245
                       12/95             16,275        14,926         14,465

                       Past performance cannot guarantee comparable future results.

                       The performance figures shown represent the AIM V.I. Value Fund and are not intended to reflect actual annuity values and do not reflect charges at the separate account level which, if applied, would lower the performance results. The Fund's performance figures are historical and reflect reinvestment of all distributions and changes in the net asset value. The Fund's investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Source: Towers Data Systems HYPO(R).
                        The Standard & Poor's Composite Index of 500 Stocks (S&P
                       500) is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. Source: Towers Data Systems HYPO(R).
                        Lipper Analytical Services, Inc., is an independent
                       mutual fund performance monitor. The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth mutual funds. Results for the Lipper Index are for the period 4/30/93 through 12/31/95.
                        An investment cannot be made in the indexes listed.
                       Index results include reinvested dividends.

                              AIM V.I. VALUE FUND

AIM V.I. VALUE                                                                                     MARKET
FUND                           SHARES                                                               VALUE
SCHEDULE OF                    ------                                                        ------------
INVESTMENTS                           DOMESTIC COMMON STOCKS - 64.88%
December 31, 1995
                                      ADVERTISING/BROADCASTING - 0.10%

                               10,000 Heritage Media Corp.(a).............................   $    256,250
                                                                                             ------------
                                      AEROSPACE/DEFENSE - 1.70%

                               33,600 Boeing Co...........................................      2,633,400
                               12,000 General Dynamics Corp...............................        709,500
                               11,000 United Technologies Corp............................      1,043,625
                                                                                             ------------
                                                                                                4,386,525
                                                                                             ------------
                                      APPLIANCES - 0.13%

                                6,600 Premark International Inc...........................        334,125
                                                                                             ------------
                                      AUTOMOBILE/TRUCK PARTS & TIRES - 0.50%

                               40,000 Borg-Warner Automotive..............................      1,280,000
                                                                                             ------------
                                      BANKING - 2.39%

                               17,000 BankAmerica Corp....................................      1,100,750
                               75,000 Citicorp............................................      5,043,750
                                                                                             ------------
                                                                                                6,144,500
                                                                                             ------------
                                      BIOTECHNOLOGY - 0.34%

                               21,000 Guidant Corp........................................        887,250
                                                                                             ------------
                                      BUILDING MATERIALS - 0.27%

                               15,200 Snap-On, Inc........................................        687,800
                                                                                             ------------
                                      CHEMICALS - 0.22%

                               40,000 Terra Industries, Inc. .............................        565,000
                                                                                             ------------
                                      CHEMICALS (SPECIALTY) - 1.54%

                               18,000 Cabot Corp..........................................        969,750
                               33,000 IMC Global, Inc.....................................      1,348,875
                               16,000 OM Group Inc........................................        530,000
                               33,400 Praxair, Inc........................................      1,123,075
                                                                                             ------------
                                                                                                3,971,700
                                                                                             ------------
                                      COMPUTER MINI/PCS - 3.50%

                               82,000 COMPAQ Computer Corp.(a)............................      3,936,000
                               38,000 Dell Computer Corp.(a)..............................      1,315,750
                               20,000 Digital Equipment Corp.(a)..........................      1,282,500
                               21,000 Hewlett-Packard Co..................................      1,758,750
                               42,000 Wang Laboratories, Inc.(a)..........................        698,250
                                                                                             ------------
                                                                                                8,991,250
                                                                                             ------------
                                      COMPUTER NETWORKING - 2.53%

                               14,850 Bay Networks, Inc.(a)...............................        610,706
                               24,000 Belden Inc..........................................        618,000
                               57,000 Cheyenne Software, Inc.(a)..........................      1,489,125
                               25,000 Cisco Systems, Inc.(a)..............................      1,865,625
                               18,000 Comverse Technology, Inc............................        360,000
                               21,000 Network Equipment Technology, Inc.(a)...............        574,875
                               21,000 3Com Corp.(a).......................................        979,125
                                                                                             ------------
                                                                                                6,497,456
                                                                                             ------------
                                      COMPUTER PERIPHERALS - 3.24%

                               58,000 Adaptec, Inc.(a)....................................      2,378,000
                                7,800 Alliance Semiconductor Corp.(a).....................         90,675
                               57,000 EMC Corp.(a)........................................        876,375
                               12,000 Lexmark International Group, Inc.(a)................        219,000
                               17,000 Read-Rite Corp. - Class A(a)........................        395,250

                                      108

                              AIM V.I. VALUE FUND

                                                                                                   MARKET
                               SHARES                                                               VALUE
                               ------                                                        ------------
                                      COMPUTER PERIPHERALS - (CONTINUED)

                               67,000 Seagate Technology(a)...............................   $  3,182,500
                                8,000 U.S. Robotics, Inc.(a)..............................        702,000
                               28,000 Western Digital Corp.(a)............................        500,500
                                                                                             ------------
                                                                                                8,344,300
                                                                                             ------------
                                      COMPUTER SOFTWARE & SERVICES - 4.89%

                                9,000 Adobe Systems, Inc..................................        558,000
                               17,000 BMC Software, Inc.(a)...............................        726,750
                              103,000 Computer Associates International, Inc..............      5,858,125
                               21,000 Computervision Corp.(a).............................        322,875
                                4,000 Electronics for Imaging, Inc.(a)....................        175,000
                               15,000 First Data Corp.....................................      1,003,125
                               15,500 FTP Software, Inc.(a)...............................        449,500
                               21,000 National Data Corp..................................        519,750
                               21,000 NetManage, Inc.(a)..................................        488,250
                               17,000 Network General Corp.(a)............................        567,375
                               28,000 SoftKey International, Inc.(a)......................        647,500
                                6,000 Sterling Software, Inc.(a)..........................        374,250
                               50,000 S3, Inc.(a).........................................        881,250
                                                                                             ------------
                                                                                               12,571,750
                                                                                             ------------
                                      CONGLOMERATES - 0.58%

                               10,000 Allied Products Corp................................        240,000
                               16,000 Loews Corp..........................................      1,254,000
                                                                                             ------------
                                                                                                1,494,000
                                                                                             ------------
                                      COSMETICS & TOILETRIES - 0.50%

                               12,200 McKesson Corp.......................................        617,625
                                8,000 Procter & Gamble Co.................................        664,000
                                                                                             ------------
                                                                                                1,281,625
                                                                                             ------------
                                      ELECTRIC SERVICES - 1.43%

                                8,900 Allegheny Power System, Inc.........................        254,762
                                7,000 American Electric Power Co..........................        283,500
                                8,900 Consolidated Edison Co. of New York, Inc............        284,800
                               15,000 Dominion Resources, Inc.............................        618,750
                               11,300 DQE, Inc............................................        347,475
                               20,000 Entergy Corp........................................        585,000
                                6,800 FPL Group, Inc......................................        315,350
                               19,100 Houston Industries, Inc.............................        463,175
                               17,500 Illinova Corp.......................................        525,000
                                                                                             ------------
                                                                                                3,677,812
                                                                                             ------------
                                      ELECTRONIC COMPONENTS - 2.40%

                               17,000 Amphenol Corp.(a)...................................        412,250
                              102,000 Anixter International, Inc.(a)......................      1,899,750
                                4,300 AVX Corp............................................        113,950
                               27,300 Harman International Industries, Inc................      1,095,413
                               21,000 Parker-Hannifin Corp................................        719,250
                                2,700 Raychem Corp........................................        153,562
                               13,000 Tektronix, Inc......................................        638,625
                               46,000 Teradyne Inc.(a)....................................      1,150,000
                                                                                             ------------
                                                                                                6,182,800
                                                                                             ------------
                                      ELECTRONIC/PC DISTRIBUTORS - 0.97%

                               30,000 Arrow Electronics, Inc.(a)..........................      1,293,750
                               11,000 Avnet, Inc..........................................        492,250
                               20,000 Wyle Electronics....................................        702,500
                                                                                             ------------
                                                                                                2,488,500
                                                                                             ------------

                              AIM V.I. VALUE FUND

                                                                                                  MARKET
                              SHARES                                                               VALUE
                              ------                                                        ------------
                                     FINANCE (ASSET MANAGEMENT) - 0.23%

                              12,000 Finova Group, Inc...................................   $    579,000
                                                                                            ------------
                                     FINANCE (CONSUMER CREDIT) - 3.35%

                               8,000 ADVANTA Corp. - Class A.............................        306,000
                               9,000 ADVANTA Corp. - Class B.............................        327,375
                              10,000 A T & T Capital Corp................................        382,500
                              12,000 CMAC Investment Corp................................        528,000
                              12,000 Countrywide Credit Industries, Inc..................        261,000
                              20,000 Federal Home Loan Mortgage Corp. ...................      1,670,000
                              12,500 Federal National Mortgage Association...............      1,551,563
                              17,000 Green Tree Financial Corp...........................        448,375
                              50,000 MBNA Corp...........................................      1,843,750
                              17,000 PMI Group Inc. (The)................................        769,250
                               5,900 Student Loan Marketing Association..................        388,662
                               3,150 SunAmerica, Inc.....................................        149,625
                                                                                            ------------
                                                                                               8,626,100
                                                                                            ------------
                                     FINANCE (SAVINGS & LOAN) - 0.21%

                              20,000 Ahmanson (H.F.) & Co................................        530,000
                                                                                            ------------
                                     FOOD PROCESSING - 1.26%

                              21,000 ConAgra, Inc........................................        866,250
                              36,000 Hudson Foods, Inc. - Class A........................        621,000
                              27,000 IBP, Inc............................................      1,363,500
                              17,700 Interstate Bakeries Corp............................        396,037
                                                                                            ------------
                                                                                               3,246,787
                                                                                            ------------
                                     FUNERAL SERVICES - 0.96%

                              46,300 Service Corp. International.........................      2,037,200
                              12,000 Stewart Enterprises, Inc............................        444,000
                                                                                            ------------
                                                                                               2,481,200
                                                                                            ------------
                                     GAMING - 0.34%

                              25,000 Mirage Resorts, Inc.(a).............................        862,500
                                                                                            ------------
                                     HOMEBUILDING - 0.18%

                              21,500 Clayton Homes, Inc..................................        459,562
                                                                                            ------------
                                     INSURANCE (LIFE & HEALTH) - 0.10%

                               4,000 Conseco Inc.........................................        250,500
                                                                                            ------------
                                     INSURANCE (MULTI-LINE PROPERTY) - 1.79%

                              37,000 Allstate Corp.......................................      1,521,625
                              12,200 CIGNA Corp..........................................      1,259,650
                              16,000 ITT Hartford Group, Inc.(a).........................        774,000
                              37,000 TIG Holdings, Inc...................................      1,054,500
                                                                                            ------------
                                                                                               4,609,775
                                                                                            ------------
                                     MACHINE TOOLS - 0.05%

                               4,000 Applied Power Inc. - Class A........................        120,000
                                                                                            ------------
                                     MACHINERY (HEAVY) - 0.36%

                              20,000 Case Corp...........................................        915,000
                                                                                            ------------
                                     MEDICAL (DRUGS) - 4.31%

                              12,000 American Home Products Corp. .......................      1,164,000
                              33,000 Bergen Brunswig Corp................................        820,875
                              51,861 ICN Pharmaceuticals, Inc............................        998,330
                               6,000 Johnson & Johnson...................................        513,750
                              29,000 Mylan Laboratories..................................        681,500
                              21,000 Pfizer Inc..........................................      1,323,000
                              21,000 R. P. Scherer Corp.(a)..............................      1,031,625
                              83,000 Schering-Plough Corp................................      4,544,250
                                                                                            ------------
                                                                                              11,077,330
                                                                                            ------------

                              AIM V.I. VALUE FUND

                                                                                                  MARKET
                              SHARES                                                               VALUE
                              ------                                                        ------------
                                     MEDICAL INSTRUMENTS/PRODUCTS - 1.54%

                               6,500 Bausch & Lomb, Inc..................................   $    257,563
                              63,000 Baxter International, Inc...........................      2,638,125
                              10,600 Cordis Corp.(a).....................................      1,065,300
                                                                                            ------------
                                                                                               3,960,988
                                                                                            ------------
                                     MEDICAL (PATIENT SERVICES) - 2.47%

                              12,000 Genesis Health Ventures, Inc.(a)....................        438,000
                              25,000 Health Care and Retirement Corp.(a).................        875,000
                              25,000 Integrated Health Services, Inc.....................        625,000
                              12,000 Living Centers of America, Inc.(a)..................        420,000
                              28,000 Manor Care, Inc.....................................        980,000
                              34,000 OrNda Healthcorp(a).................................        790,500
                              24,000 Quorum Health Group, Inc.(a)........................        528,000
                              30,000 Sybron International Corp.(a).......................        712,500
                              21,000 U.S. Healthcare, Inc................................        976,500
                                                                                            ------------
                                                                                               6,345,500
                                                                                            ------------
                                     METALS - 0.09%

                               4,000 Harsco Corp.........................................        232,500
                                                                                            ------------
                                     OFFICE AUTOMATION - 2.24%

                              19,300 In Focus Systems, Inc.(a)...........................        697,213
                              37,000 Xerox Corp..........................................      5,069,000
                                                                                            ------------
                                                                                               5,766,213
                                                                                            ------------
                                     OFFICE PRODUCTS - 0.15%

                              10,000 Reynolds & Reynolds Co. - Class A...................        388,750
                                                                                            ------------
                                     OIL & GAS - 0.50%

                              60,000 Occidental Petroleum Corp...........................      1,282,500
                                                                                            ------------
                                     OIL EQUIPMENT & SUPPLIES - 0.99%

                              20,000 BJ Services Co.(a)..................................        580,000
                              12,000 Diamond Offshore Drilling, Inc.(a)..................        405,000
                              16,000 Halliburton Co......................................        810,000
                              24,000 Tidewater, Inc......................................        756,000
                                                                                            ------------
                                                                                               2,551,000
                                                                                            ------------
                                     PAPER & FOREST PRODUCTS - 0.55%

                               4,000 Bowater, Inc........................................        142,000
                              18,200 James River Corp. of Virginia.......................        439,075
                              16,000 Mead Corp...........................................        836,000
                                                                                            ------------
                                                                                               1,417,075
                                                                                            ------------
                                     POLLUTION CONTROL - 0.37%

                              32,000 WMX Technologies, Inc...............................        956,000
                                                                                            ------------
                                     PUBLISHING - 0.28%

                              18,000 Scripps (E.W.) Co...................................        708,750
                                                                                            ------------
                                     RETAIL (FOOD & DRUG) - 0.28%

                              27,900 Circle K Corp.(a)...................................        707,963
                                                                                            ------------
                                     RETAIL (STORES) - 0.06%

                              11,000 Intimate Brands, Inc................................        165,000
                                                                                            ------------
                                     SCIENTIFIC INSTRUMENTS - 0.91%

                              42,000 Millipore Corp......................................      1,727,250
                              13,000 Varian Associates, Inc..............................        620,750
                                                                                            ------------
                                                                                               2,348,000
                                                                                            ------------
                                     SEMICONDUCTORS - 5.33%

                              29,000 Analog Devices, Inc.(a).............................      1,025,875
                              74,000 Applied Materials, Inc.(a)..........................      2,913,750
                              57,000 Cypress Semiconductor Corp.(a)......................        726,750

                              AIM V.I. VALUE FUND

                                                                                                 MARKET
                             SHARES                                                               VALUE
                             ------                                                        ------------
                                    SEMICONDUCTORS - (CONTINUED)

                             19,400 Electroglas, Inc.(a)................................   $    475,300
                             14,000 Kemet Corp.(a)......................................        334,250
                             10,000 LAM Research Corp.(a)...............................        457,500
                             25,000 LSI Logic Corp.(a)..................................        818,750
                             15,000 Novellus Systems, Inc.(a)...........................        810,000
                             14,000 Sierra Semiconductor Corp.(a).......................        194,250
                            115,000 Texas Instruments, Inc..............................      5,951,250
                                                                                           ------------
                                                                                             13,707,675
                                                                                           ------------
                                    SHOES & RELATED APPAREL - 0.05%

                              2,000 Nike, Inc. - Class B................................        139,250
                                                                                           ------------
                                    STEEL - 0.09%

                              5,300 J&L Specialty Steel, Inc............................         99,375
                             16,300 UNR Industries, Inc.................................        140,588
                                                                                           ------------
                                                                                                239,963
                                                                                           ------------
                                    TELECOMMUNICATIONS - 2.89%

                             50,000 A T & T Corp........................................      3,237,500
                             64,100 MFS Communications Co., Inc.(a).....................      3,413,325
                             21,000 Tellabs, Inc.(a)....................................        777,000
                                                                                           ------------
                                                                                              7,427,825
                                                                                           ------------
                                    TELEPHONE - 1.31%

                             42,000 Ameritech Corp. ....................................      2,478,000
                             20,900 BellSouth Corp. ....................................        909,150
                                                                                           ------------
                                                                                              3,387,150
                                                                                           ------------
                                    TOBACCO - 3.94%

                             10,500 Dimon, Inc..........................................        185,063
                            110,000 Philip Morris Companies, Inc........................      9,955,000
                                                                                           ------------
                                                                                             10,140,063
                                                                                           ------------
                                    TRANSPORTATION - 0.47%

                             26,400 CSX Corp............................................      1,204,500
                                                                                           ------------
                                        Total Common Stocks.............................    166,877,062
                                                                                           ------------
                                    FOREIGN STOCKS & OTHER EQUITY INTERESTS - 5.09%

                                    AUSTRALIA - 0.31%

                             42,000 News Corp. Ltd. - Preference Shares-ADR
                                    (Publishing)........................................        808,500
                                                                                           ------------
                                    CANADA - 0.38%

                             20,000 Corel Corp. (Computer Software & Services)(a).......        260,000
                             16,900 Northern Telecom Ltd. (Telecommunications)..........        726,700
                                                                                           ------------
                                                                                                986,700
                                                                                           ------------
                                    FINLAND - 0.06%

                              4,100 Nokia Corp. - Class A-ADR (Telecommunications)(a)...        159,389
                                                                                           ------------
                                    FRANCE - 0.78%

                             50,000 SGS - Thomson Microelectronics N.V.
                                    (Semiconductors)(a).................................      2,012,500
                                                                                           ------------
                                    ITALY - 0.12%

                              6,500 Fila Holding S.p.A.-ADR (Retail Stores).............        295,750
                                                                                           ------------
                                    NETHERLANDS - 0.36%

                             20,400 Madge Networks N.V. (Computer Networking)(a)........        912,900
                                                                                           ------------
                                    NEW ZEALAND - 0.43%

                            244,700 Telecom Corp. of New Zealand Ltd.
                                    (Telecommunications)................................      1,027,048
                              1,200 Telecom Corp. of New Zealand Ltd.-ADR
                                    (Telecommunications)................................         83,250
                                                                                           ------------
                                                                                              1,110,298
                                                                                           ------------
                                    NORWAY - 0.34%

                            158,000 UNI Storebrand A/S - Class A (Insurance - Multi-Line
                                    Property)(a)........................................        873,052
                                                                                           ------------

                              AIM V.I. VALUE FUND

                                                                                                MARKET
                             SHARES                                                              VALUE
                             ------                                                       ------------
                                       SWEDEN - 1.25%

                             27,500    Astra AB "A" (Medical - Drugs)..................   $  1,097,564
                             30,000    Skandia Forsakring AB (Insurance - Multi-Line
                                       Property).......................................        811,030
                             66,000    Telefonaktiebolaget L.M. Ericsson-ADR
                                       (Telecommunications)............................      1,287,000
                                                                                          ------------
                                                                                             3,195,594
                                                                                          ------------
                                       UNITED KINGDOM - 1.06%

                             28,800    Invesco PLC (Finance - Asset Management)........        113,384
                              2,200    Invesco PLC-ADR (Finance - Asset Management)....         85,250
                              6,600    Orthofix International N.V. (Medical
                                       Services)(a)....................................         48,675
                             14,500    Smithkline Beecham-ADR (Medical - Drugs)........        804,750
                            160,000    Standard Chartered PLC (Leisure & Recreation)...      1,361,703
                             29,900    Waste Management International PLC-ADR
                                       (Pollution Control)(a)..........................        321,425
                                                                                          ------------
                                                                                             2,735,187
                                                                                          ------------
                                          Total Foreign Stocks & Other Equity
                                            Interests..................................     13,089,870
                                                                                          ------------
                                       PREFERRED STOCK - 0.05%

                                       PUBLISHING - 0.05%

                              4,500    Time Warner Financing - $1.24 Convertible Pfd...        140,625
                                                                                          ------------
                         PRINCIPAL
                          AMOUNT
                        -----------
                                       U.S. TREASURY SECURITIES - 13.06%

                                       U.S. TREASURY BILLS - 10.22%(B)

                        $13,100,000(c) 5.41%, 01/11/96.................................     13,093,843
                         13,345,000(c) 5.38%, 04/04/96.................................     13,175,918
                                                                                          ------------
                                           Total U.S. Treasury Bills...................     26,269,761
                                                                                          ------------
                                       U.S. TREASURY NOTES - 2.84%

                          7,000,000    6.75%, 05/31/99.................................      7,311,718
                                                                                          ------------
                                           Total U.S. Treasury Securities..............     33,581,479
                                                                                          ------------
                                       REPURCHASE AGREEMENT(d) - 16.76%

                         43,102,545    Daiwa Securities America Inc., 5.92%,
                                        01/02/96(e)....................................     43,102,545
                                                                                          ------------
                                       TOTAL INVESTMENTS - 99.84%......................    256,791,581
                                       OTHER ASSETS LESS LIABILITIES - 0.16%...........        420,206
                                                                                          ------------
                                       NET ASSETS - 100.00%............................   $257,211,787
                                                                                          ============
                       NOTES TO SCHEDULE OF INVESTMENTS:
                       (a) Non-income producing security.
                       (b) U.S. Treasury Bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
                       (c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 6.
                       (d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
                       (e) Joint repurchase agreement entered into 12/29/95 with a maturing value of
                           $646,679,181. Collateralized by $537,995,000 U.S. Treasury obligations,
                           7.875% to 11.25% due 11/15/07 to 02/15/15.

                       Abbreviations:
                       ADR - American Depositary Receipt
                       Pfd. - Preferred




                       See Notes to Financial Statements.

                              AIM V.I. VALUE FUND


AIM V.I. VALUE         ASSETS:
FUND
STATEMENT OF           Investments, at market value (cost $227,669,641).................. $256,791,581
ASSETS AND             Receivables for:
LIABILITIES              Investments sold................................................      750,836
December 31, 1995        Capital stock sold..............................................      160,371
                         Dividends and interest..........................................      383,343
                         Variation margin................................................       30,100
                       Investment for deferred compensation plan.........................        8,365
                       Organizational costs, net.........................................        6,728
                       Other assets......................................................       61,297
                                                                                          ------------
                           Total assets..................................................  258,192,621
                                                                                          ------------
                       LIABILITIES:

                       Payables for:
                         Investments purchased...........................................      795,777
                         Deferred compensation...........................................        8,365
                       Accrued advisory fees.............................................      139,022
                       Accrued directors' fees...........................................        1,646
                       Accrued administrative services fees..............................        2,593
                       Accrued operating expenses........................................       33,431
                                                                                          ------------
                           Total liabilities.............................................      980,834
                                                                                          ------------
                       Net assets applicable to shares outstanding....................... $257,211,787
                                                                                          ============
                       Capital shares, $.001 par value per share:
                         Authorized......................................................  250,000,000
                                                                                          ============
                         Outstanding.....................................................   15,969,839
                                                                                          ============
                       Net asset value, offering and redemption price per share.......... $      16.11
                                                                                          ============




                       See Notes to Financial Statements.

                                      114

                              AIM V.I. VALUE FUND

AIM V.I. VALUE        INVESTMENT INCOME:
FUND
STATEMENT OF            Interest.......................................................  $ 1,353,855
OPERATIONS              Dividends......................................................    1,723,041
For the eleven                                                                           -----------
months ended              Total investment income......................................    3,076,896
December 31, 1995                                                                        -----------
                      EXPENSES:

                        Advisory fees..................................................    1,078,007
                        Custodian fees.................................................       68,394
                        Administrative service fees....................................       35,540
                        Directors' fees and expenses...................................        6,369
                        Organizational costs...........................................        2,627
                        Other..........................................................       49,714
                                                                                         -----------
                          Total expenses...............................................    1,240,651
                                                                                         -----------
                      Net investment income............................................    1,836,245
                                                                                         -----------
                      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
                       FOREIGN CURRENCIES AND FUTURES CONTRACTS:

                      Net realized gain (loss) from:
                        Investment securities..........................................   17,183,742
                        Foreign currencies.............................................      (10,005)
                        Futures contracts..............................................    2,138,567
                                                                                         -----------
                                                                                          19,312,304
                                                                                         -----------
                      Unrealized appreciation (depreciation) of:
                        Investment securities..........................................   25,412,699
                        Foreign currencies.............................................         (361)
                        Futures contracts..............................................      131,340
                                                                                         -----------
                                                                                          25,543,678
                                                                                         -----------
                      Net gain on investment securities, foreign currencies and futures
                       contracts.......................................................   44,855,982
                                                                                         -----------
                      Net increase in net assets resulting from operations.............  $46,692,227
                                                                                         ===========

AIM V.I. VALUE                                                            DECEMBER 31,  JANUARY 31,
FUND                                                                          1995          1995
STATEMENT OF                                                              ------------  ------------
CHANGES IN
NET ASSETS            OPERATIONS:
For the eleven
months ended            Net investment income............................ $  1,836,245  $    882,404
December 31, 1995       Net realized gain (loss) on sales of investment
and the year ended       securities, foreign currencies and futures
January 31, 1995         contracts ......................................   19,312,304    (2,153,433)
                        Net unrealized appreciation of investment
                         securities, foreign currencies and futures
                         contracts.......................................   25,543,678       895,492
                                                                          ------------  ------------
                         Net increase (decrease) in net assets resulting
                          from operations................................   46,692,227      (375,537)
                      Net increase from capital stock transactions.......  101,386,580    72,151,126
                      Distributions to shareholders from net investment
                       income............................................     (124,487)     (772,749)
                                                                          ------------  ------------
                         Net increase in net assets......................  147,954,320    71,002,840

                      NET ASSETS:

                        Beginning of period..............................  109,257,467    38,254,627
                                                                          ------------  ------------
                        End of period.................................... $257,211,787  $109,257,467
                                                                          ============  ============
                      NET ASSETS CONSIST OF:

                        Capital (par value and additional paid-in)....... $208,555,673  $107,169,093
                        Undistributed net investment income..............    1,819,581       107,823
                        Undistributed net realized gain (loss) from
                         investment securities, foreign currencies and
                         futures contracts ..............................   16,941,375    (2,370,929)
                        Unrealized appreciation of investment securities,
                         foreign currencies and futures contracts........   29,895,158     4,351,480
                                                                          ------------  ------------
                                                                          $257,211,787  $109,257,467
                                                                          ============  ============

                        See Notes to Financial Statements.

                                      115

                              AIM V.I. VALUE FUND

AIM V.I. VALUE       NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
FUND                  AIM Variable Insurance Funds, Inc. (the "Company"), is a Maryland corporation
NOTES TO             organized on January 22, 1993, and is registered under the Investment Company
FINANCIAL            Act of 1940 (the "1940 Act"), as amended, as an open-end, series, management
STATEMENTS           investment company consisting of nine portfolios. Matters affecting each
December 31, 1995    portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the AIM V.I. Value Fund (the "Fund"). The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective. Effective December 31, 1995, the Company's fiscal year end was changed from January 31 to December 31.
                     Currently, shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts.
                     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the
                     Fund in the presentation of its financial statements.
                     A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Securities for which market quotations are either not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange.
                        Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
                     B. Securities Transactions, Investment Income and Distributions - Securities
                        transactions are accounted for on a trade date basis. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains or losses from securities transactions are recorded on the identified cost basis.
                     C. Federal Income Taxes - For federal income tax purposes, each portfolio in the Company is taxed as a separate entity. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
                     D. Organizational Costs - Organizational costs for the Fund of $14,461 are being amortized over five years.
                     E. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by
                        "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contract may not correlate with changes in the securities being hedged.
                     F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
                        dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

                                      116

                              AIM V.I. VALUE FUND

                   NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
                    The Company has entered into a master investment advisory agreement with A I M
                   Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
                    Pursuant to a master administrative services agreement between the Company and
                   AIM, with respect to the Fund, the Company has agreed to reimburse certain administrative costs incurred in providing accounting services to the Fund.
                   During the eleven months ended December 31, 1995, AIM was reimbursed $35,540 for such services.
                    The Company has entered into a master distribution agreement with A I M
                   Distributors, Inc. ("AIM Distributors") to serve as the distributor of the
                   Fund's shares.
                    Certain officers and directors of the Company are officers of AIM and AIM
                   Distributors.
                    During the eleven months ended December 31, 1995, the Fund incurred legal fees of $2,788 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin &
                   Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

                   NOTE 3 - DIRECTORS' FEES
                    Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest a director's fees, if so elected by such director, in mutual fund shares in accordance with a deferred compensation plan.

                   NOTE 4 - INVESTMENT SECURITIES
                    The aggregate amount of investment securities (other than short-term securities) purchased and sold during the eleven months ended December 31, 1995 was $287,069,501 and $226,176,603, respectively.
                    The amount of unrealized appreciation (depreciation) of investment securities on a tax basis as of December 31, 1995 is as follows:

                   Aggregate unrealized appreciation of investment securities......... $32,775,879
                   Aggregate unrealized (depreciation) of investment securities.......  (3,911,608)
                                                                                       -----------
                   Net unrealized appreciation of investment securities............... $28,864,271
                                                                                       ===========

                    Cost of investments for tax purposes is $227,927,310.

                   NOTE 5 - CAPITAL STOCK
                    Changes in capital stock outstanding during the eleven months ended December
                   31, 1995 and the year ended January 31, 1995:

                                                    December 31, 1995        January 31, 1995
                                                  -----------------------  ----------------------
                                                   Shares       Amount      Shares      Amount
                                                  ---------  ------------  ---------  -----------
                   Sold.......................... 6,903,801  $103,653,052  6,208,374  $73,589,964
                   Issued as reinvestment of
                    distributions................     7,829       124,487     67,137      772,749
                   Reacquired....................  (176,240)   (2,390,959)  (183,633)  (2,211,587)
                                                  ---------  ------------  ---------  -----------
                                                  6,735,390  $101,386,580  6,091,878  $72,151,126
                                                  =========  ============  =========  ===========

                   NOTE 6 - OPEN FUTURES CONTRACTS
                    On December 31, 1995, $957,000 principal amount of U. S. Treasury Bills were pledged as collateral to cover margin requirements for open futures contracts:
                    Open futures contracts at December 31, 1995 were as follows:

                                                                                        UNREALIZED
                   CONTRACT                          NO. OF CONTRACTS/MONTH/COMMITMENT APPRECIATION
                   S&P 500 Index....................     86 Contracts/March 96/Buy       $773,579

                              AIM V.I. VALUE FUND

                   NOTE 7 - FINANCIAL HIGHLIGHTS
                    Shown below are the condensed financial highlights for a share outstanding of the Fund during the eleven months ended December 31, 1995, the year ended
                   January 31, 1995, and the period May 5, 1993 (date operations commenced)
                   through January 31, 1994.


                                                                               January 31,
                                                                December     ------------------
                                                                31, 1995       1995      1994
                                                                --------     --------   -------
                   Net asset value, beginning of period.......  $  11.83     $  12.17   $ 10.00
                                                                --------     --------   -------
                   Income from investment operations:
                     Net investment income....................      0.11         0.10      0.02
                     Net gains (losses) on securities (both
                      realized and unrealized)................      4.18        (0.35)     2.17
                                                                --------     --------   -------
                       Total from investment operations.......      4.29        (0.25)     2.19
                                                                --------     --------   -------
                   Less distributions:
                     Dividends from net investment income.....     (0.01)       (0.09)    (0.02)
                                                                --------     --------   -------
                   Net asset value, end of period.............  $  16.11     $  11.83   $ 12.17
                                                                ========     ========   =======
                   Total return(a)............................     36.25%       (2.03)%   21.94%
                                                                ========     ========   =======
                   Ratios/supplemental data:
                   Net assets, end of period (000s omitted)...  $257,212     $109,257   $38,255
                                                                ========     ========   =======
                   Ratio of expenses to average net assets....      0.75%(b)     0.82%     1.00%(c)
                                                                ========     ========   =======
                   Ratio of net investment income to average
                    net assets................................      1.11%(b)     1.17%     0.51%(c)
                                                                ========     ========   =======
                   Portfolio turnover rate....................       145%         143%       87%
                                                                ========     ========   =======
                   ------
                   (a) Total returns for periods less than one year are not annualized.
                   (b) Ratios are annualized and based on average net assets of $181,240,121.
                   (c) Annualized ratios of expenses and net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements were
                       1.35% and 0.16%, respectively, for 1994.

                                      118

                              AIM V.I. VALUE FUND


REPORT OF          To the Shareholders and Board of Directors
INDEPENDENT        AIM Variable Insurance Funds, Inc.
CERTIFIED PUBLIC
ACCOUNTANTS        We have audited the accompanying statement of assets and liabilities of AIM
                   V.I. Value Fund, a series of shares of common stock of AIM Variable Insurance
                   Funds, Inc. including the schedule of investments as of December 31, 1995, the related statement of operations for the eleven month period then ended, the statement of changes in net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31, 1995, and the period May 5,
                   1993 (commencement of operations) through January 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
                   December 31, 1995, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM
                   V.I. Value Fund, as of December 31, 1995, the results of its operations for the eleven month period then ended, the changes in its net assets for the eleven month period then ended and the year ended January 31, 1995 and the financial highlights for the eleven month period then ended, the year ended January 31,
                   1995, and the period May 5, 1993 (commencement of operations) through January
                   31, 1994, in conformity with generally accepted accounting principles.

                                                 TAIT, WELLER & BAKER

                   Philadelphia, Pennsylvania
                   January 26, 1996
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

DIRECTORS, OFFICERS,       BOARD OF DIRECTORS                        OFFICERS                       OFFICE OF THE FUND
AND OTHER SERVICE
PROVIDERS OF AIM           Charles T. Bauer                          Charles T. Bauer               11 Greenway Plaza
VARIABLE INSURANCE         Chairman and Chief Executive Officer      Chairman                       Suite 1919
FUNDS, INC.                A I M Management Group Inc.                                              Houston, TX 77046
                                                                     Robert H. Graham               (800) 347-1919
                           Bruce L. Crockett                         President
                           Director, President and Chief                                            INVESTMENT ADVISOR
                           Executive Officer                         John J. Arthur
                           COMSAT Corporation                        Senior Vice President and      A I M Advisors, Inc.
                                                                     Treasurer                      11 Greenway Plaza
                           Owen Daly II                                                             Suite 1919
                           Director                                  Gary T. Crum                   Houston, TX 77046
                           Cortland Trust Inc.                       Senior Vice President
                                                                                                    TRANSFER AGENT AND CUSTODIAN
                           Carl Frischling                           Carol F. Relihan
                           Partner                                   Vice President and             State Street Bank & Trust Co.
                           Kramer, Levin, Naftalis, Nessen, Kamin    Secretary                      225 Franklin Street
                           & Frankel                                                                Boston, MA 02110
                                                                     Dana R. Sutton
                           Robert H. Graham                          Vice President and             COUNSEL TO THE FUNDS
                           President                                 Assistant Treasurer
                           A I M Management Group Inc.                                              Freedman, Levy, Kroll &
                                                                     Robert G. Alley                Simonds
                           John F. Kroeger                           Vice President                 1050 Conn. Avenue, N.W.
                           Formerly, Consultant                                                     Washington, D.C. 20036
                           Wendell & Stockel Associates, Inc.        Stuart W. Coco
                                                                     Vice President                 COUNSEL TO THE DIRECTORS
                           Lewis F. Pennock
                           Attorney                                  Melville B. Cox                Kramer, Levin, Naftalis, Nessen
                                                                     Vice President                 Kamin & Frankel
                           Ian W. Robinson                                                          919 Third Avenue
                           Consultant; Former Executive Vice         Karen Dunn Kelley              New York, NY 10022
                           President and Chief Financial Officer     Vice President
                           Bell Atlantic Management Services, Inc.                                  DISTRIBUTOR
                                                                     Jonathan C. Schoolar
                           Louis S. Sklar                            Vice President                 A I M Distributors, Inc.
                           Executive Vice President                                                 11 Greenway Plaza
                           Hines Interests                           P. Michelle Grace              Suite 1919
                           Limited Partnership                       Assistant Secretary            Houston, TX 77046

                                                                     David L. Kite                  INDEPENDENT AUDITORS
                                                                     Assistant Secretary
                                                                                                    Tait, Weller & Baker
                                                                     Nancy L. Martin                Two Penn Center Plaza
                                                                     Assistant Secretary            Suite 700
                                                                                                    Philadelphia, PA 19102
                                                                     Ofelia M. Mayo
                                                                     Assistant Secretary

                                                                     Kathleen J. Pflueger
                                                                     Assistant Secretary

                                                                     Samuel D. Sirko
                                                                     Assistant Secretary

                                                                     Stephen I. Winer
                                                                     Assistant Secretary

                                                                     Mary J. Benson
                                                                     Assistant Treasurer

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